UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-7023

Name of Registrant: Vanguard Valley Forge Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2008–June 30, 2008

Item 1: Reports to Shareholders

>	For the fiscal half-year ended June 30, Vanguard Balanced Index Fund returned –6.1%.
>	The fund’s return closely tracked that of its benchmark composite index and outperformed the peer group’s average return by 1.7 percentage points.
>

With the exception of energy and materials, all sectors of the fund’s stock portfolio fell. Strong demand for high-quality, short-term securities helped the fund’s bond portfolio to deliver a very modest positive return.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Fund Profile	7
Performance Summary	9
Financial Statements	10
About Your Fund’s Expenses	27
Trustees Approve Advisory Arrangement	29
Glossary	30

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended June 30, 2008
	Ticker	Total
	Symbol	Returns
Vanguard Balanced Index Fund
Investor Shares	VBINX	–6.1%
Admiral™ Shares[1]	VBIAX	–6.1
Signal® Shares[2]	VBASX	–6.1
Institutional Shares[3]	VBAIX	–6.1
Balanced Composite Index[4]		–6.1
Average Mixed-Asset Target Growth Fund[5]		–7.8

Your Fund’s Performance at a Glance
December 31, 2007–June 30, 2008
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Balanced Index Fund
Investor Shares	$22.01	$20.37	$0.303	$0.000
Admiral Shares	22.02	20.37	0.313	0.000
Signal Shares	21.78	20.15	0.311	0.000
Institutional Shares	22.02	20.37	0.316	0.000

1 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2 This share class also carries lower costs and is available to certain institutional shareholders who meet specific administrative, service, and account-size criteria.

3 Available for a minimum investment of $5 million, this class of shares also carries lower costs.

4 Weighted 60% stocks and 40% bonds. For stocks: MSCI® US Broad Market Index. For bonds: Lehman U.S. Aggregate Bond Index.

5 Derived from data provided by Lipper Inc.

1

Chairman’s Letter

Dear Shareholder,

For the fiscal half-year ended June 30, Vanguard Balanced Index Fund returned –6.1%. This result, reflecting the impact of both declining stock market returns and positive bond market returns, was in line with the performance of the fund’s benchmark, the Balanced Composite Index.

The fund’s return was 1.7 percentage points higher than the average result of its peer group, which consists largely of actively managed portfolios that must overcome the competitive disadvantage of their higher costs.

Stocks worldwide struggled in downbeat economic environment

The broad U.S. stock market faltered during the half-year as investors digested a series of dispiriting economic developments. Prices for oil and other commodities soared to new highs, the housing market further deteriorated, consumer confidence wavered, and unresolved problems in the credit markets haunted the financial sector.

Against that backdrop, U.S. stocks grew increasingly volatile, falling in the first three months, then rallying in April and May before falling again (sharply) in June. For the six months ended June 30, the broad U.S. stock market returned –10.9%. Small-capitalization stocks performed better than large-caps, and growth stocks outpaced their value-oriented counterparts.

2

International stocks traced a similar path, and only a handful of major foreign markets posted positive results for the period.

Bond investors flocked to high-quality issues

Bonds fared better than stocks during the six months but managed only modest returns. Fixed income investors showed a marked preference for the safety of short-term, high-quality issues, most notably U.S. Treasury securities. The broad taxable bond market returned 1.1%. The tax-exempt bond market experienced unusual turbulence en route to a flat return for the period.

At its June meeting, the Federal Reserve Board voted to leave its target for the federal funds rate unchanged at 2.00%, marking the end of an aggressive rate-cutting campaign that began in September 2007. The central bank’s decision to hold rates steady signaled its growing concern about near-term inflation.

Fund’s stock portfolio suffered from the economic uncertainty

The Balanced Index Fund is designed to provide a return based on the combined performance of the U.S. stock and bond markets. The fund’s equity holdings—which make up about 60% of the fund’s assets—fell about –11% during the fiscal half-year. Approximately 40% of the fund’s

Market Barometer
			Total Returns
	Periods Ended June 30, 2008
	Six Months	One Year	Five Years[1]
Stocks
Russell 1000 Index (Large-caps)	–11.2%	–12.4%	8.2%
Russell 2000 Index (Small-caps)	–9.4	–16.2	10.3
Dow Jones Wilshire 5000 Index (Entire market)	–10.9	–12.5	8.8
MSCI All Country World Index ex USA (International)	–9.8	–6.2	19.4

Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	1.1%	7.1%	3.9%
Lehman Municipal Bond Index	0.0	3.2	3.5
Citigroup 3-Month Treasury Bill Index	1.1	3.3	3.1

CPI
Consumer Price Index	4.2%	5.0%	3.6%

1 Annualized.

3

assets are invested in bonds, which provided a small positive return of about 1% during the period.

All but two of the economic sectors represented in the fund’s stock portfolio delivered negative returns. The largest positive contribution came from the energy sector, as continued growing demand and higher prices for oil boosted the sector by about 13%. Materials companies (+2%) rose modestly as they also continued to benefit from surging commodity prices.

For the fund’s eight remaining equity sectors, negative sentiment dominated stock market activity. Financials—the fund’s largest stock weighting, on average—sank more than –26% during the fiscal half-year.

Ongoing fallout from defaulting subprime-mortgage loans and declining home prices shook investors’ confidence in the market’s largest investment and commercial banks, including Lehman Brothers and Bear Stearns, which was sold to JPMorgan Chase after a dramatic intervention by the Fed. Mortgage companies, such as Freddie Mac and Fannie Mae—whose positions became more tenuous in the weeks after the fiscal-year end—have also been hit hard by the continuing credit crisis.

The period’s second largest sector, on average, information technology, also performed poorly, dropping about –12% in value as computer makers wrestled with economic weakness and online giants Google and Yahoo! experienced a

Annualized Expense Ratios[1]
Your Fund Compared With Its Peer Group
					Average
					Mixed-Asset
	Investor	Admiral	Signal	Institutional	Target Growth
	Shares	Shares	Shares	Shares	Fund
Balanced Index Fund	0.19%	0.10%	0.10%	0.07%	1.13%

1Fund expense ratios reflect the six months ended June 30, 2008. Peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2007.

4

tough advertising market. Further weighing down the fund’s stock portfolio, both the health care and industrials sectors also fell –12%, and consumer discretionary stocks lost –15% as the economic uncertainty and higher fuel costs caused businesses and consumers to scale back or postpone spending in many areas.

The bond portfolio held its own as Treasuries performed best

The fund’s bond portfolio successfully tracked the performance of the broad taxable bond market with its modest 1% return. Over the first quarter of 2008, the Fed, in addition to slashing the target for the federal funds rate, opened its discount window to investment banks and expanded its securities-lending program in an effort to reverse a stubborn credit crunch. Lower interest rates translate into higher bond prices, with the fund’s bond portfolio rising more than 2% during the first quarter. But half of that gain disappeared in the second quarter as heightened credit fears reemerged among bond investors.

By the end of the period, yields had inched up for intermediate- and long-term bonds, but had fallen slightly for short-term bonds. The rising yields of longer-term bonds put pressure on the portfolio’s value, though six months of interest income more than compensated for the decline.

The portfolio’s performance during the period was aided in part by the relative strength of Treasury securities, which represent a large portion of the portfolio.

Demand for Treasuries was strong in the beginning and toward the end of the period as investors scrambled for secure investments in an up-and-down market.

A balanced approach proves its worth over time

The past several months have been difficult for investors, as they’ve watched the turmoil in the U.S. markets continue. At times like this, it helps to remember that when you adopt a long-term perspective and maintain a diversified portfolio, the market’s month-to-month swings don’t seem as threatening.

In practice, this means building a cost-efficient portfolio that includes a steady mix of stocks, bonds, and short-term reserves, one that can provide some protection against market volatility while allowing you to participate in the long-term potential for accumulating returns in each asset class.

The Balanced Index Fund embodies this philosophy, with its comprehensive exposure to the broad U.S. stock and bond markets, its fixed stock/bond ratio of 60%/40%, and its low costs. With these features, the fund can play a key role in any well-balanced portfolio.

As I close this report to you, it’s my pleasure to introduce the fund’s new president, F. William McNabb III. Bill is a man of great character and integrity who

5

is intimately familiar with all aspects of Vanguard—from how we serve our clients to how we invest for them.

Bill and I have worked together very closely for more than two decades. I’m thrilled that the fund’s board elected him president, effective March 1, and designated him to succeed me as chief executive officer, a role he will assume later this year, after an orderly transition.

Bill and the rest of our team will serve you and our other clients extremely well in the years ahead.

Thank you for your confidence in Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

July 21, 2008

6

Fund Profile

As of June 30, 2008

Total Fund Characteristics

Yield[1]
Investor Shares	3.1%
Admiral Shares	3.2%
Signal Shares	3.2%
Institutional Shares	3.2%
Turnover Rate[2]	33%
Expense Ratio[2]
Investor Shares	0.19%
Admiral Shares	0.10%
Signal Shares	0.10%
Institutional Shares	0.07%
Short-Term Reserves	0.3%

Sector Diversification (% of equity exposure)
		Broad
	Fund	Index[3]
Consumer Discretionary	8.9%	8.9%
Consumer Staples	9.3	9.3
Energy	15.2	15.2
Financials	14.6	14.6
Health Care	11.8	11.8
Industrials	11.7	11.7
Information Technology	16.8	16.8
Materials	4.4	4.4
Telecommunication Services	3.1	3.1
Utilities	4.2	4.2

Total Fund Volatility Measures[4]
	Fund Versus	Fund Versus
	Composite Index[5]	Broad Index[3]
R-Squared	1.00	0.97
Beta	1.00	0.57

Ten Largest Stocks[6] (% of equity portfolio)

ExxonMobil Corp.	integrated oil and gas	3.4%
General Electric Co.	Industrial conglomerate	1.9
Microsoft Corp.	systems software	1.6
Chevron Corp.	integrated oil and gas	1.5
AT&T Inc.	Integrated telecommunication services	1.5
The Procter & Gamble Co.	household products	1.3
Johnson & Johnson	pharmaceuticals	1.3
International Business Machines Corp.	computer hardware	1.2
Apple Inc.	computer hardware	1.0
ConocoPhillips Co.	integrated oil and gas	1.0
Top Ten		15.7%
Top Ten as % of Total Net Assets		9.3%

Fund Asset Allocation

1 30-day SEC yield. See the Glossary on pages 30–31.

2 Annualized.

3 MSCI US Broad Market Index.

4 For an explanation of R-squared, beta, and other terms used here, see the Glossary on pages 30–31.

5 Balanced Composite Index: weighted 60% stocks and 40% bonds. For stocks: the MSCI US Broad Market Index. For bonds: the Lehman U.S. Aggregate Bond Index.

6 The holdings listed exclude any temporary cash investments and equity index products.

7

Equity Characteristics
		Broad
	Fund	Index[1]
Number of Stocks	3,420	3,842
Median Market Cap	$32.5B	$32.5B
Price/Earnings Ratio	17.0x	17.0x
Price/Book Ratio	2.4x	2.4x
Dividend Yield	2.1%	2.1%
Return on Equity	19.8%	19.8%
Earnings Growth Rate	19.8%	19.8%
Foreign Holdings	0.0%	0.0%

Fixed Income Characteristics
		Broad
	Fund	Index[2]
Number of Bonds	2,467	9,457
Yield to Maturity	5.1%[3]	5.1%
Average Coupon	5.6%	5.4%
Average Effective Maturity	7.5 years	7.5 years
Average Quality[4]	Aa1	Aa1
Average Duration	4.7 years	4.7 years

Distribution by Credit Quality[4]
(% of fixed income portfolio)

Aaa	77.1%
Aa	6.1
A	8.9
Baa	7.9

Sector Diversification[5]
(% of fixed income portfolio)

Asset-Backed/Commercial Mortgage-Backed	10.4%
Finance	9.1
Foreign	3.0
Government-Mortgage Backed	35.9
Industrial	9.6
Treasury/Agency	29.8
Utilities	2.0
Other	0.2

Equity Investment Focus

Fixed Income Investment Focus

1 MSCI US Broad Market Index.

2 Lehman U.S. Aggregate Bond Index.

3 Before expenses.

4 Moody’s Investors Service.

5 The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

8

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1997–June 30, 2008

		Balanced Index Fund
			Investor Shares	Balanced
				Composite
Fiscal	Capital	Income	Total	Index[1]
Year	Return	Return	Return	Total Return
1998	14.3%	3.6%	17.9%	18.1%
1999	10.2	3.4	13.6	13.4
2000	–5.1	3.1	–2.0	–2.2
2001	–6.3	3.3	–3.0	–3.1
2002	–12.4	2.9	–9.5	–9.0
2003	16.7	3.2	19.9	20.1
2004	6.5	2.8	9.3	9.3
2005	1.9	2.8	4.7	4.8
2006	7.8	3.2	11.0	11.1
2007	3.0	3.2	6.2	6.3
2008[2]	–7.5	1.4	–6.1	–6.1

Average Annual Total Returns: Periods Ended June 30, 2008

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[3]	11/9/1992	–4.86%	6.79%	1.55%	3.11%	4.66%
Admiral Shares	11/13/2000	–4.77	6.88	0.72[4]	3.17[4]	3.89[4]
Signal Shares	9/1/2006	–4.80	3.24[4]	—	—	—
Institutional Shares	12/1/2000	–4.74	6.91	0.97[4]	3.23[4]	4.20[4]

1 Weighted 60% stocks and 40% bonds. For stocks: the Dow Jones Wilshire 5000 Index through May 31, 2005; the MSCI US Broad Market Index thereafter. For bonds: the Lehman U.S. Aggregate Bond Index.

2 Six months ended June 30, 2008.

3 Total return figures do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4 Return since inception.

Note: See Financial Highlights tables on pages 17–20 for dividend and capital gains information.

9

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of June 30, 2008

This Statement summarizes the fund’s holdings by asset type (common stocks, bonds, etc.) and by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q.

Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
McDonald’s Corp.	435,857	24,504	0.3%
† Other—Consumer Discretionary		447,214	4.9%
		471,718	5.2%
Consumer Staples
The Procter & Gamble Co.	1,164,398	70,807	0.8%
Wal-Mart Stores, Inc.	909,357	51,106	0.6%
The Coca-Cola Co.	791,322	41,133	0.5%
Philip Morris International Inc.	796,892	39,358	0.4%
PepsiCo, Inc.	606,032	38,538	0.4%
CVS/Caremark Corp.	541,882	21,442	0.2%
† Other—Consumer Staples		229,873	2.5%
		492,257	5.4%
Energy
ExxonMobil Corp.	2,023,952	178,371	2.0%
Chevron Corp.	785,792	77,896	0.9%
ConocoPhillips Co.	561,198	52,971	0.6%
Schlumberger Ltd.	453,263	48,694	0.5%
Occidental Petroleum Corp.	311,284	27,972	0.3%
† Other—Energy		420,338	4.6%
		806,242	8.9%
Financials
JPMorgan Chase & Co.	1,306,292	44,819	0.5%
Bank of America Corp.	1,680,480	40,113	0.4%
Citigroup, Inc.	1,969,725	33,013	0.4%
Wells Fargo & Co.	1,205,679	28,635	0.3%
American International Group, Inc.	906,939	23,998	0.3%
The Goldman Sachs Group, Inc.	134,892	23,593	0.3%

Fannie Mae	404,002	7,882	0.1%
Freddie Mac	245,433	4,025	0.0%
† Other—Financials		570,327	6.3%
		776,405	8.6%

10

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Health Care
	Johnson & Johnson	1,071,869	68,964	0.8%
	Pfizer Inc.	2,583,787	45,139	0.5%
	Abbott Laboratories	584,848	30,979	0.3%
	Merck & Co., Inc.	819,247	30,877	0.3%
	Wyeth	506,786	24,305	0.3%
	Medtronic, Inc.	427,866	22,142	0.3%
†	Other—Health Care		403,141	4.4%
			625,547	6.9%
Industrials
	General Electric Co.	3,777,614	100,825	1.1%
	United Technologies Corp.	352,458	21,747	0.2%
†	Other—Industrials		498,168	5.5%
			620,740	6.8%
Information Technology
	Microsoft Corp.	3,168,854	87,175	1.0%
	International Business Machines Corp.	524,109	62,123	0.7%
*	Apple Inc.	332,470	55,669	0.6%
*	Cisco Systems, Inc.	2,255,760	52,469	0.6%
*	Google Inc.	89,595	47,165	0.5%
	Intel Corp.	2,190,307	47,048	0.5%
	Hewlett-Packard Co.	966,443	42,726	0.5%
*	Oracle Corp.	1,554,668	32,648	0.3%
	QUALCOMM Inc.	610,138	27,072	0.3%
†	Other—Information Technology		437,240	4.8%
			891,335	9.8%
Materials
	Monsanto Co.	207,319	26,213	0.3%
†	Other—Materials		207,754	2.3%
			233,967	2.6%
Telecommunication Services
	AT&T Inc.	2,283,355	76,926	0.9%
	Verizon Communications Inc.	1,088,373	38,528	0.4%
†	Other—Telecommunication Services		46,603	0.5%
			162,057	1.8%
Utilities
	Exelon Corp.	250,257	22,513	0.2%
†	Other—Utilities		200,660	2.2%
			223,173	2.4%
Total Common Stocks (Cost $3,916,710)			5,303,441	58.4%[1]

11

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
	U.S. Treasury Bond	8.750%	5/15/17	47,500	63,999	0.7%
	U.S. Treasury Bond	7.250%	5/15/16	34,415	42,277	0.5%
	U.S. Treasury Bond	8.750%	8/15/20	20,650	29,120	0.3%
	U.S. Treasury Bond	7.875%	2/15/21	19,400	25,875	0.3%
	U.S. Treasury Bond	7.625%	2/15/25	18,000	24,508	0.3%
	U.S. Treasury Bond	4.375%–13.250%	8/15/13–2/15/38	121,440	145,350	1.6%
	U.S. Treasury Note	3.125%	11/30/09	73,100	73,843	0.8%
	U.S. Treasury Note	4.875%	6/30/12	60,500	64,291	0.7%
	U.S. Treasury Note	4.500%	4/30/12	25,800	27,046	0.3%
	U.S. Treasury Note	6.500%	2/15/10	23,285	24,777	0.3%
	U.S. Treasury Note	2.750%	2/28/13	24,175	23,601	0.3%
	U.S. Treasury Note	3.250%	12/31/09	22,700	22,973	0.2%
	U.S. Treasury Note	2.125%–6.000%	9/15/08–2/15/18	214,764	221,376	2.4%
					789,036	8.7%
Agency Bonds and Notes
2	Federal Home Loan
	Mortgage Corp.	2.875%–7.000%	9/15/09–3/15/31	105,265	109,192	1.2%
2	Federal National
	Mortgage Assn.	3.000%–7.250%	1/15/10–7/15/37	107,120	111,893	1.2%
†	Other—Agency Bonds and Notes				107,839	1.2%
					328,924	3.6%
Mortgage-Backed Securities
	Conventional Mortgage-Backed Securities
[2,3]	Federal Home Loan
	Mortgage Corp.	4.000%–10.000%	7/1/08–7/1/38	518,220	513,091	5.7%
[2,3]	Federal National
	Mortgage Assn.	4.000%–10.500%	8/1/08–7/1/38	687,257	681,542	7.5%
3	Government National
	Mortgage Assn.	4.500%–11.000%	9/15/08–7/1/38	139,738	140,236	1.5%

	Nonconventional Mortgage-Backed Securities
[2,3]	Federal Home Loan
	Mortgage Corp.	4.305%–6.522%	9/1/34–10/1/37	46,989	47,656	0.5%
[2,3]	Federal National
	Mortgage Assn.	4.138%–6.619%	11/1/33–9/1/37	84,232	85,261	1.0%
					1,467,786	16.2%
Total U.S. Government and Agency Obligations (Cost $2,570,693)					2,585,746	28.5%
Corporate Bonds
† Asset-Backed/Commercial Mortgage-Backed Securities					253,499	2.8%

Finance
†	Banking				147,479	1.6%
†	Brokerage				66,000	0.7%
	Finance Companies
	General Electric
	Capital Corp.	3.250%–6.750%	6/15/09–11/15/67	26,535	26,554	0.3%
†	Other—Finance Companies				34,854	0.4%
†	Insurance				46,509	0.5%
†	Real Estate Investment Trusts				15,999	0.2%
†	Finance—Other				572	0.0%
					337,967	3.7%

12

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
Industrial
†	Basic Industry				25,122	0.3%
	Capital Goods
	General Electric Co.	5.000%	2/1/13	3,000	3,013	0.0%
†	Other—Capital Goods				33,942	0.4%
	Communication
	AT&T Inc.	4.125%–8.000%	9/15/09–1/15/38	11,270	11,391	0.1%
	AT&T Wireless	7.875%–8.750%	3/1/11–3/1/31	2,775	3,096	0.1%
	BellSouth Capital Funding	7.875%	2/15/30	150	166	0.0%
	BellSouth Corp.	4.200%–6.875%	9/15/09–11/15/34	1,515	1,499	0.0%
	BellSouth Telecommunications	6.375%	6/1/28	1,565	1,556	0.0%
	Cingular Wireless LLC	6.500%–7.125%	12/15/11–12/15/31	1,350	1,398	0.0%
†	Other—Communication				64,873	0.7%
†	Consumer Cyclical				53,197	0.6%
†	Consumer Noncyclical				80,288	0.9%
†	Energy				38,725	0.4%
†	Technology				20,730	0.3%
†	Transportation				17,082	0.2%
†	Industrial—Other				1,613	0.0%
					357,691	4.0%
Utilities
†	Electric				54,382	0.6%
†	Natural Gas				19,392	0.2%
					73,774	0.8%
Total Corporate Bonds (Cost $1,053,059)					1,022,931	11.3%
† Sovereign Bonds (U.S. Dollar-Denominated) (Cost $110,220)					111,666	1.2%
† Taxable Municipal Bonds (Cost $8,546)					8,566	0.1%

				Shares
Temporary Cash Investments
Money Market Fund
4	Vanguard Market
	Liquidity Fund	2.405%		42,712,411	42,712	0.4%
4	Vanguard Market
	Liquidity Fund—Note E	2.405%		32,758,234	32,758	0.4%
					75,470	0.8%

				Face
				Amount
				($000)
U.S. Agency Obligation
[2,5]	Federal Home Loan Mortgage Corp.	2.105%	8/25/08	3,000	2,990	0.1%
Total Temporary Cash Investments (Cost $78,460)					78,460	0.9%[1]
[6] Total Investments (Cost $7,737,688)					9,110,810	100.4%
Other Assets and Liabilities
Other Assets—Note B					92,068	1.0%
Liabilities—Note E					(124,001)	(1.4%)
					(31,933)	(0.4%)
Net Assets					9,078,877	100.0%

13

At June 30, 2008, net assets consisted of:[7]
Amount
($000)
Paid-in Capital	7,859,041
Overdistributed Net Investment Income	(12,990)
Accumulated Net Realized Losses	(138,946)
Unrealized Appreciation (Depreciation)
Investment Securities	1,373,122
Futures Contracts	(1,356)
Swap Contracts	6
Net Assets	9,078,877

Investor Shares—Net Assets
Applicable to 170,002,421 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,462,250
Net Asset Value Per Share—Investor Shares	$20.37

Admiral Shares—Net Assets
Applicable to 93,979,558 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,914,044
Net Asset Value Per Share—Admiral Shares	$20.37

Signal Shares—Net Assets
Applicable to 54,241,627 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,092,848
Net Asset Value Per Share—Signal Shares	$20.15

Institutional Shares—Net Assets
Applicable to 128,135,231 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,609,735
Net Asset Value Per Share—Institutional Shares	$20.37

• See Note A in Notes to Financial Statements

* Non-income-producing security.

† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 58.7% and 0.6%, respectively, of net assets. See Note C in Notes to Financial Statements.

2 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

5 Securities with a value of $2,990,000 have been segregated as initial margin for open futures contracts.

6 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the aggregate value of these securities was $26,392,000, representing 0.3% of net assets.

7 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

14

Statement of Operations

Six Months Ended
June 30, 2008
($000)
Investment Income
Income
Dividends	50,806
Interest[1]	94,040
Security Lending	954
Total Income	145,800
Expenses
The Vanguard Group—Note B
Investment Advisory Services	120
Management and Administrative—Investor Shares	2,806
Management and Administrative—Admiral Shares	706
Management and Administrative—Signal Shares	414
Management and Administrative—Institutional Shares	499
Marketing and Distribution—Investor Shares	420
Marketing and Distribution—Admiral Shares	212
Marketing and Distribution—Signal Shares	115
Marketing and Distribution—Institutional Shares	364
Custodian Fees	113
Shareholders’ Reports—Investor Shares	39
Shareholders’ Reports—Admiral Shares	2
Shareholders’ Reports—Signal Shares	2
Shareholders’ Reports—Institutional Shares	17
Trustees’ Fees and Expenses	7
Total Expenses	5,836
Net Investment Income	139,964
Realized Net Gain (Loss)
Investment Securities Sold	(4,260)
Futures Contracts	(1,897)
Swap Contracts	(5,027)
Realized Net Gain (Loss)	(11,184)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(718,443)
Futures Contracts	(1,616)
Swap Contracts	(1,301)
Change in Unrealized Appreciation (Depreciation)	(721,360)
Net Increase (Decrease) in Net Assets Resulting from Operations	(592,580)

1 Interest income from an affiliated company of the fund was $836,000.

15

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	139,964	295,221
Realized Net Gain (Loss)	(11,184)	80,040
Change in Unrealized Appreciation (Depreciation)	(721,360)	206,676
Net Increase (Decrease) in Net Assets Resulting from Operations	(592,580)	581,937
Distributions
Net Investment Income
Investor Shares	(50,928)	(114,685)
Admiral Shares	(29,116)	(69,734)
Signal Shares	(16,637)	(23,471)
Institutional Shares	(40,729)	(88,153)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Total Distributions	(137,410)	(296,043)
Capital Share Transactions—Note F
Investor Shares	23,089	(327,478)
Admiral Shares	27,307	(302,634)
Signal Shares	6,034	739,779
Institutional Shares	(81,085)	153,741
Net Increase (Decrease) from Capital Share Transactions	(24,655)	263,408
Total Increase (Decrease)	(754,645)	549,302
Net Assets
Beginning of Period	9,833,522	9,284,220
End of Period[1]	9,078,877	9,833,522

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($12,990,000) and ($10,407,000).

16

Financial Highlights

Investor Shares

	Six Months
	Ended	Year Ended December 31,
For a Share Outstanding	June 30,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$22.01	$21.36	$19.81	$19.45	$18.27	$15.65
Investment Operations
Net Investment Income	.309	.66	.60	.52	.49	.44
Net Realized and Unrealized Gain (Loss)
on Investments	(1.646)	.65	1.55	.37	1.19	2.63
Total from Investment Operations	(1.337)	1.31	2.15	.89	1.68	3.07
Distributions
Dividends from Net Investment Income	(.303)	(.66)	(.60)	(.53)	(.50)	(.45)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.303)	(.66)	(.60)	(.53)	(.50)	(.45)
Net Asset Value, End of Period	$20.37	$22.01	$21.36	$19.81	$19.45	$18.27

Total Return[1]	–6.08%	6.16%	11.02%	4.65%	9.33%	19.87%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,462	$3,717	$3,926	$4,098	$4,674	$3,895
Ratio of Total Expenses to
Average Net Assets	0.19%*	0.19%	0.20%	0.20%	0.20%	0.22%
Ratio of Net Investment Income to
Average Net Assets	2.92%*	2.99%	2.93%	2.69%	2.66%	2.68%
Portfolio Turnover Rate	33%*	26%	33%	31%	26%	27%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

* Annualized.

17

Admiral Shares

	Six Months
	Ended	Year Ended December 31,
For a Share Outstanding	June 30,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$22.02	$21.36	$19.82	$19.45	$18.28	$15.65
Investment Operations
Net Investment Income	.309	.69	.608	.547	.497	.462
Net Realized and Unrealized Gain (Loss)
on Investments	(1.646)	.65	1.550	.370	1.190	2.630
Total from Investment Operations	(1.337)	1.34	2.158	.917	1.687	3.092
Distributions
Dividends from Net Investment Income	(.313)	(.68)	(.618)	(.547)	(.517)	(.462)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.313)	(.68)	(.618)	(.547)	(.517)	(.462)
Net Asset Value, End of Period	$20.37	$22.02	$21.36	$19.82	$19.45	$18.28

Total Return	–6.08%	6.31%	11.06%	4.79%	9.37%	20.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,914	$2,040	$2,263	$1,860	$954	$750
Ratio of Total Expenses to
Average Net Assets	0.10%*	0.10%	0.11%	0.11%	0.11%	0.15%
Ratio of Net Investment Income to
Average Net Assets	3.01%*	3.08%	3.02%	2.78%	2.75%	2.74%
Portfolio Turnover Rate	33%*	26%	33%	31%	26%	27%

* Annualized.

18

Signal Shares
	Six Months	Year	Sept.1,
	Ended	Ended	2006[1] to
	June 30,	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006
Net Asset Value, Beginning of Period	$21.78	$21.13	$20.22
Investment Operations
Net Investment Income	.316	.671	.209
Net Realized and Unrealized Gain (Loss) on Investments	(1.635)	.651	1.030
Total from Investment Operations	(1.319)	1.322	1.239
Distributions
Dividends from Net Investment Income	(.311)	(.672)	(.329)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.311)	(.672)	(.329)
Net Asset Value, End of Period	$20.15	$21.78	$21.13

Total Return	–6.06%	6.29%	6.17%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,093	$1,175	$429
Ratio of Total Expenses to Average Net Assets	0.10%*	0.10%	0.11%*
Ratio of Net Investment Income to Average Net Assets	3.01%*	3.08%	3.02%*
Portfolio Turnover Rate	33%*	26%	33%

1 Inception.

* Annualized.

19

Institutional Shares
	Six Months
	Ended
		Year Ended December 31,
For a Share Outstanding	June 30,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$22.02	$21.36	$19.82	$19.46	$18.28	$15.65
Investment Operations
Net Investment Income	.312	.697	.614	.543	.512	.47
Net Realized and Unrealized Gain (Loss)
on Investments	(1.646)	.650	1.550	.370	1.190	2.63
Total from Investment Operations	(1.334)	1.347	2.164	.913	1.702	3.10
Distributions
Dividends from Net Investment Income	(.316)	(.687)	(.624)	(.553)	(.522)	(.47)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.316)	(.687)	(.624)	(.553)	(.522)	(.47)
Net Asset Value, End of Period	$20.37	$22.02	$21.36	$19.82	$19.46	$18.28

Total Return	–6.07%	6.34%	11.10%	4.77%	9.45%	20.07%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,610	$2,901	$2,666	$2,014	$1,656	$1,131
Ratio of Total Expenses to
Average Net Assets	0.07%*	0.07%	0.08%	0.08%	0.08%	0.10%
Ratio of Net Investment Income to
Average Net Assets	3.04%*	3.11%	3.05%	2.81%	2.78%	2.79%
Portfolio Turnover Rate	33%*	26%	33%	31%	26%	27%

* Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Notes to Financial Statements

Vanguard Balanced Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Valley Forge Funds. The fund offers four classes of shares: Investor Shares, Admiral Shares, Signal Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures contracts in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Swap Contracts: The fund has entered into interest rate swap transactions. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

21

The fund has also entered into swap transactions to earn the total return on an index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. A primary risk for interest rate and total return swaps is that a counterparty will default on its obligation to pay net amounts due to the fund.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2007) and for the period ended June 30, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2008, the fund had contributed capital of $783,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.78% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

22

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial-reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes; the effect on the fund’s income dividends to shareholders is offset by a change in principal return. Realized losses of $5,137,000 on swap contracts have been reclassified from accumulated net realized losses to overdistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2007, the fund had available realized losses of $132,735,000 to offset future net capital gains of $25,260,000 through December 31, 2011, $61,005,000 through December 31, 2013, and $46,470,000 through December 31, 2014. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2008, the cost of investment securities for tax purposes was $7,737,688,000. Net unrealized appreciation of investment securities for tax purposes was $1,373,122,000, consisting of unrealized gains of $1,949,367,000 on securities that had risen in value since their purchase and $576,245,000 in unrealized losses on securities that had fallen in value since their purchase.

At June 30, 2008, the aggregate settlement value of open futures contracts expiring in September 2008 and the related unrealized appreciation (depreciation) were:

	($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
S&P 500 Index	50	16,014	(968)
Russell 2000 Index	11	3,804	(258)
S&P MidCap 400 Index	5	2,053	(130)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

23

At June 30, 2008, the fund had the following open swap contracts:

Interest Rate Swaps
			Fixed	Floating	Unrealized
		Notional	Interest Rate	Interest Rate	Appreciation
		Amount	Received	Received	(Depreciation)
Termination Date	Dealer[1]	($000)	(Paid)	(Paid)[2]	($000)
7/2/13	LEH	27,575	4.263%	(2.783%)	—

Total Return Swaps
				Unrealized
		Notional	Floating	Appreciation
		Amount	Interest	(Depreciation)
Reference Entity/Termination Date	Dealer[1]	($000)	Rate Paid[3]	($000)
Commercial Mortgage-Backed Securities Index
7/31/08	BA	7,000	2.713%	—
10/31/08	BA	5,000	3.013%	—
11/30/08	LEH	8,000	2.621%	1
1/31/09	LEH	52,000	3.721%	5
4/30/09	BA	5,000	3.213%	—

D. During the six months ended June 30, 2008, the fund purchased $615,217,000 of investment securities and sold $457,002,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $912,131,000 and $1,101,498,000, respectively.

E. The market value of securities on loan to broker-dealers at June 30, 2008, was $29,238,000, for which the fund received cash collateral of $32,758,000.

1 BA—Bank of America, N.A.

LEH—Lehman Brothers Special Financing Inc.

2 Based on three-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

3 Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

24

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2008		December 31, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	323,861	15,283	701,449	31,931
Issued in Lieu of Cash Distributions	49,329	2,399	111,329	5,050
Redeemed	(350,101)	(16,542)	(1,140,256)	(51,914)
Net Increase (Decrease)—Investor Shares	23,089	1,140	(327,478)	(14,933)
Admiral Shares
Issued	137,919	6,501	481,912	21,920
Issued in Lieu of Cash Distributions	25,747	1,252	62,440	2,833
Redeemed	(136,359)	(6,439)	(846,986)	(38,042)
Net Increase (Decrease)—Admiral Shares	27,307	1,314	(302,634)	(13,289)
Signal Shares
Issued	113,845	5,430	840,317	38,210
Issued in Lieu of Cash Distributions	16,253	799	23,083	1,056
Redeemed	(124,064)	(5,929)	(123,621)	(5,640)
Net Increase (Decrease)—Signal Shares	6,034	300	739,779	33,626
Institutional Shares
Issued	191,966	9,066	461,932	21,011
Issued in Lieu of Cash Distributions	40,583	1,973	87,807	3,982
Redeemed	(313,634)	(14,682)	(395,998)	(18,004)
Net Increase (Decrease)—Institutional Shares	(81,085)	(3,643)	153,741	6,989

G. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

25

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2008, based on the inputs used to value them:

	Investments	Futures	Swap
	in Securities	Contracts	Contracts
Valuation Inputs	($000)	($000)	($000)
Level 1—Quoted prices	5,378,911	(1,356)	—
Level 2—Other significant observable inputs	3,731,839	—	6
Level 3—Significant unobservable inputs	60	—	—
Total	9,110,810	(1,356)	6

The following table summarizes changes in investments valued based on Level 3 inputs during the six months ended June 30, 2008.

Investments
in Securities
Amount Valued Based on Level 3 Inputs	($000)
Balance as of December 31, 2007	—
Transfers in and/or out of Level 3	60
Balance as of June 30, 2008	60

26

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2008
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Balanced Index Fund	12/31/2007	6/30/2008	Period[1]
Based on Actual Fund Return
Investor Shares	$1,000.00	$939.17	$0.92
Admiral Shares	1,000.00	939.20	0.48
Signal Shares	1,000.00	939.36	0.48
Institutional Shares	1,000.00	939.34	0.34
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.92	$0.96
Admiral Shares	1,000.00	1,024.37	0.50
Signal Shares	1,000.00	1,024.37	0.50
Institutional Shares	1,000.00	1,024.52	0.35

1 The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.19% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, and 0.07% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

27

Note that the expenses shown in the table on page 27 are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

28

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Balanced Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity and Fixed Income Groups—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the fund’s investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985. Mr. Sauter has led the Quantitative Equity Group since 1987. Robert F. Auwaerter, head of fixed income portfolio management and principal of Vanguard, has been in the investment management business since 1978. Both the Quantitative Equity Group and the Fixed Income Group adhere to sound, disciplined investment management processes; each group’s management team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance of its target benchmark and peer group. The board concluded that the fund has performed in line with expectations, and that its results have been consistent with its investment strategies. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was far below the average expense ratio charged by funds in its peer group. The board noted that the fund’s advisory expense ratio was also well below its peer-group average. Information about the fund’s expense ratio appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

29

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition on next page). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

30

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

31

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the
Trustee Since May 1987;	Board, Chief Executive Officer, and Director/Trustee of The Vanguard
Chairman of the Board and	Group, Inc., and of each of the investment companies served by
Chief Executive Officer	The Vanguard Group; Director of Vanguard Marketing Corporation.
156 Vanguard Funds
Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners
Trustee Since January 2001	(pro bono ventures in education); Senior Advisor to Greenwich
156 Vanguard Funds Overseen	Associates (international business strategy consulting); Successor
Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for
Biomedical Research.

Emerson U. Fullwood
Born 1948	Principal Occupation(s) During the Past Five Years: Executive Chief
Trustee Since January 2008	Staff and Marketing Officer for North America since 2004 and
156 Vanguard Funds Overseen	Corporate Vice President of Xerox Corporation (photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), of the United Way of Rochester, and of the Boy Scouts of America.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman,
Trustee Since December 2001[2]	President, and Chief Executive Officer of Rohm and Haas Co.
156 Vanguard Funds Overseen	(chemicals); Board Member of the American Chemistry Council;
Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the
Trustee Since June 2006	University of Pennsylvania since 2004; Professor in the School of Arts
156 Vanguard Funds Overseen	and Sciences, Annenberg School for Communication, and Graduate
School of Education of the University of Pennsylvania since 2004;
Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics
and the University Center for Human Values (1990–2004), Princeton
University; Director of Carnegie Corporation of New York since 2005 and of Schuylkill River Development Corporation and Greater
Philadelphia Chamber of Commerce since 2004; Trustee of the National
Constitution Center since 2007.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice
Trustee Since July 1998	President and Chief Global Diversity Officer since 2006, Vice President
156 Vanguard Funds Overseen	and Chief Information Officer (1997–2005), and Member of the
Executive Committee of Johnson & Johnson (pharmaceuticals/
consumer products); Director of the University Medical Center at
Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund
Trustee Since December 2004	Professor of Finance and Banking, Harvard Business School; Senior
156 Vanguard Funds Overseen	Associate Dean and Director of Faculty
Recruiting, Harvard Business School; Director and Chairman of UNX,
Inc. (equities trading firm); Chair of the Investment Committee of
HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman,
Trustee Since January 1993	President, Chief Executive Officer, and Director of NACCO Industries,
156 Vanguard Funds Overseen	Inc. (forklift trucks/housewares/lignite); Director of Goodrich Corporation
(industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman
Trustee Since April 1985	and Chief Executive Officer of Rohm and Haas Co. (chemicals);
156 Vanguard Funds Overseen	Director of Cummins Inc. (diesel engines) and AmerisourceBergen Corp.
(pharmaceutical distribution); Trustee of Vanderbilt University and of
Culver Educational Foundation.

Executive Officers[1]

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The
Treasurer Since July 1998	Vanguard Group, Inc.; Treasurer of each of the investment companies
156 Vanguard Funds Overseen	served by The Vanguard Group.

F. William McNabb III
Born 1957	Principal Occupation(s) During the Past Five Years: President of The
President Since March 2008	Vanguard Group, Inc., and of each of the investment companies
156 Vanguard Funds Overseen	served by The Vanguard Group since 2008; Director of Vanguard
Marketing Corporation; Managing Director of The Vanguard Group
(1995–2008).

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director
Secretary Since July 2005	of The Vanguard Group, Inc., since 2006; General Counsel of The
156 Vanguard Funds Overseen	Vanguard Group since 2005; Secretary of The Vanguard Group,
and of each of the investment companies served by The Vanguard
Group, since 2005; Director and Senior Vice President of Vanguard
Marketing Corporation since 2005; Principal of The Vanguard
Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller	Glenn W. Reed
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Vanguard.com, Admiral, Signal,
Connect with Vanguard, and the ship logo are
trademarks of The Vanguard Group, Inc.
Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036
All other marks are the exclusive property of
Text Telephone for People	their respective owners.
With Hearing Impairment > 800-952-3335
All comparative mutual fund data are from
This material may be used in conjunction	Lipper Inc. or Morningstar, Inc., unless
with the offering of shares of any Vanguard	otherwise noted.
fund only if preceded or accompanied by
the fund’s current prospectus.	You can obtain a free copy of Vanguard’s
proxy voting guidelines by visiting our
The funds or securities referred to herein are not	website, www.vanguard.com,
sponsored, endorsed, or promoted by MSCI, and	and searching for “proxy voting guidelines,” or
MSCI bears no liability with respect to any such funds	by calling Vanguard at 800-662-2739.
or securities. For any such funds or securities, the	The guidelines are also available from the
prospectus or the Statement of Additional Information	SEC’s website, www.sec.gov. In addition, you
contains a more detailed description of the limited	may obtain a free report on how your fund
relationship MSCI has with The Vanguard Group and	voted the proxies for securities it owned
any related funds.	during the 12 months ended June 30.
To get the report, visit
either www.vanguard.com or www.sec.gov.

You can review and copy information about
your fund at the SEC’s Public Reference
Room in Washington, D.C. To find out more
about this public service, call the SEC
at 202-551-8090. Information about your fund
is also available on the SEC’s website, and
you can receive copies of this information, for
a fee, by sending a request in either of two
ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail
addressed to the Public Reference Section,
Securities and Exchange Commission,
Washington, DC 20549-0102.

© 2008 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q022 082008

Benchmarking the Managed Payout Funds

The Managed Payout Funds seek to make monthly cash distributions while providing different levels of long-term inflation protection and capital appreciation.

Conventional performance reporting provides little information about the funds’ success in meeting their objectives. Most benchmarking methodologies assess a fund’s 6- or 12-month performance relative to that of an index or peer group. These comparisons can be considered measures of short-term opportunity cost.

Such measures are valuable, but the more meaningful question for investors in goal-based funds like these is: How has the fund performed relative to its goal? Has the Managed Payout Growth and Distribution Fund, for example, made monthly cash distributions while providing long-term inflation protection and capital appreciation? Other important considerations include the relationship between total returns and distributions and the volatility of these returns and distributions.

Over time, a sensible benchmarking approach will include multiple measures, such as a fund’s performance relative to:

• An inflation-based or absolute-return target, consistent with the fund’s goal of providing long-term inflation protection or a particular nominal payout rate.

• A so-called policy portfolio (that is, a long-term strategic asset allocation) that, in the board of trustees’ judgment, is consistent with the fund’s objective. A fund’s performance relative to a policy portfolio can highlight the effectiveness of any decisions to deviate from the benchmark.

• A peer group of funds with similar objectives (if an appropriate one exists).

The Managed Payout Funds began operations on May 2. Clearly, no measurement is meaningful over a two-month period. In future reports, we’ll provide a set of benchmarks that will help shareholders and the board of trustees to evaluate the funds’ long-term success in meeting their objectives.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Managed Payout Growth Focus Fund	7
Managed Payout Growth and Distribution Fund	16
Managed Payout Distribution Focus Fund	25
Trustees Approve Advisory Arrangement	34
Glossary	35

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Period Ended June 30, 2008[1]
	Ticker	Total
	Symbol	Returns
Vanguard Managed Payout Growth Focus Fund	VPGFX	–5.6%
Vanguard Managed Payout Growth and Distribution Fund	VPGDX	–4.7%
Vanguard Managed Payout Distribution Focus Fund	VPDFX	–4.3%

Your Fund’s Performance at a Glance
Funds’ inception through June 30, 2008
	Starting	Ending	Distributions
	Share Price	Share Price	Per Share[2]
Managed Payout Growth Focus Fund	$20.01	$18.79	$0.100
Managed Payout Growth and Distribution Fund	20.01	18.91	0.167
Managed Payout Distribution Focus Fund	20.01	18.93	0.233

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the funds. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

1	All performance figures are from the funds’ inception date of May 2, 2008.
2

The funds pay monthly and other distributions that may include some combination of dividend income, return of capital, and capital gains. The tax characteristics of these distributions, however, cannot be determined until after the end of the year.

Chairman’s Letter

Dear Shareholder,

We are pleased to present the first report to shareholders of the Vanguard Managed Payout Funds*. This report focuses on the period from the funds’ inception on May 2 through June 30, which is the midpoint of the funds’ fiscal year.

For the partial fiscal period, Managed Payout Growth Focus Fund returned –5.6%, Managed Payout Growth and Distribution Fund returned –4.7%, and Managed Payout Distribution Focus Fund returned –4.3%. These returns, while disappointing, reflect a tumultuous two months in the financial markets.

During their first two months of operation, the funds made the monthly distributions that were set at inception. Going forward, the amount of each fund’s distribution per share will be reset at the beginning of the calendar year.

Stocks worldwide struggled in downbeat economic environment

Although the Managed Payout Funds didn’t commence operations until May, we review the first six months of their fiscal year to provide a sense of the investment environment.

The broad U.S. stock market faltered during the half-year as investors digested a series of dispiriting economic developments. Prices for oil and other commodities soared to new highs, the

*	Patent pending.

housing market further deteriorated, consumer confidence wavered, and unresolved problems in the credit markets haunted the financial sector.

Against that backdrop, U.S. stocks grew increasingly volatile, falling in the first three months, then rallying in April and May before falling again (sharply) in June. For the six months ended June 30, the broad U.S. stock market returned –10.9%. Small-capitalization stocks performed better than large-caps, and growth stocks outpaced their value-oriented counterparts.

International stocks traced a similar path, and only a handful of major foreign markets posted positive results for the period.

Bond investors continued to prefer short-term, high-quality issues

Bonds fared better than stocks during the six months but managed only modest returns. Fixed income investors showed a marked preference for the safety of short-term, high-quality issues, most notably U.S. Treasury securities. The broad taxable bond market returned 1.1%. The tax-exempt bond market experienced unusual turbulence en route to a flat return for the period.

At its June meeting, the Federal Reserve Board voted to leave its target for the federal funds rate unchanged at 2.00%, marking the end of an aggressive rate-cutting campaign that began in September 2007. The central bank’s decision to hold rates steady signaled its growing concern about near-term inflation.

Market Barometer
			Total Returns
	Periods Ended June 30, 2008
	Six Months	One Year	Five Years[1]
Stocks
Russell 1000 Index (Large-caps)	–11.2%	–12.4%	8.2%
Russell 2000 Index (Small-caps)	–9.4	–16.2	10.3
Dow Jones Wilshire 5000 Index (Entire market)	–10.9	–12.5	8.8
MSCI All Country World Index ex USA (International)	–9.8	–6.2	19.4

Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	1.1%	7.1%	3.9%
Lehman Municipal Bond Index	0.0	3.2	3.5
Citigroup 3-Month Treasury Bill Index	1.1	3.3	3.1

CPI
Consumer Price Index	4.2%	5.0%	3.6%

1	Annualized.

Funds’ diverse holdings dampened market’s June downturn

While their absolute returns were disappointing, the Managed Payout Funds’ wide range of investments among stocks, bonds, market-neutral strategies, and commodities helped to blunt the effect of a steep stock market downdraft. Each fund’s strategic allocation is designed to help it meet its unique long-term objective. For the Distribution Focus Fund, which has the largest fixed income allocation, that means making monthly cash payouts and preserving capital. The Growth and Distribution Fund aims to make monthly payouts while providing inflation protection and preserving capital. The Growth Focus Fund—the most equity-oriented of the three—seeks to provide monthly payouts while growing capital and protecting against inflation.

As is the case for any mutual fund with a “fund of funds” structure, the success of the Managed Payout Funds rests on the performance of the funds in which they invest. The difference in the returns of the three funds reflected the degrees to which they were invested in the better—and the worse—performing segments of the financial markets.

The largest investment for each Managed Payout Fund was in Vanguard Total Stock Market Index Fund, which returned –8.0% during the period. Nearly all the decline came in June, the worst single month for the broad U.S. stock market since September 2002.

The Managed Payout Funds’ international holdings also fared poorly, as equity markets worldwide experienced a downturn in June. Vanguard European Stock Index Fund, the largest international weighting in the Managed Payout Funds, returned –9.4%. Vanguard Pacific Stock Index Fund returned –6.6%, and Vanguard Emerging Markets Stock Index Fund, with holdings in hard-hit markets like China and India, declined –10.1% for the period.

Vanguard Market Neutral Fund, which made up about 10% of the assets in each of the Managed Payout Funds, posted a positive return (2.4%). The fund’s advisors buy and hold traditional “long” positions in stocks they deem undervalued, and they “sell short” stocks they believe to be overvalued. (In short selling, advisors sell stocks they have borrowed with the intention of buying them back later, at a lower price.) This strategy can provide the opportunity for the fund to do well even when the broader market does poorly.

The Managed Payout Funds’ fixed income investments also provided a buffer against the pronounced weakness in the stock market. Vanguard Total Bond Market Index Fund, which provides the primary bond exposure for each of the three funds, returned –0.6%. Vanguard Inflation-Protected Securities Fund (which was not held in the Growth Focus Fund) returned 2.2%, and was a bright spot during the period. Inflation-indexed Treasury bonds and notes performed well in a rising inflation environment.

The funds’ modest allocation to commodities produced a positive return, helping offset some of the weakness in the stock market. Historically, the returns for commodities (raw materials such as grains, metals, and crude oil) have tended not to move in step with the returns of the U.S. stock and bond markets, and these investments can also help mitigate the effects of inflation.

While the Managed Payout Funds are a new type of mutual fund and a new way to invest through retirement, they draw on the deep pool of investment experience of their advisor, Vanguard Quantitative Equity Group, and the investment committee, led by Chief Investment Officer Gus Sauter.

An endowment manager for your retirement

We believe the Managed Payout Funds are an innovative approach to managing investments and income during retirement. In principle, the funds are similar to endowments found at many universities. The managers of these large pools of assets are charged with the task of protecting the underlying capital in perpetuity while also generating steady income to meet the university’s spending requirements. To do this, endowment managers construct sophisticated investment portfolios that are balanced and diversified among many asset classes and market segments. Vanguard Managed Payout Funds are designed to offer individual investors similar long-term strategies at Vanguard’s customarily low costs.

	Percentage of Managed Payout Funds’ Assets[1]
		Growth and
	Growth	Distribution	Distribution
	Focus Fund	Fund	Focus Fund
Vanguard Stock Funds (Investor Shares)
Total Stock Market Index	37.2%	32.3%	29.8%
European Stock Index	20.1	17.4	16.1
Pacific Stock Index	9.4	8.1	7.5
Emerging Markets Stock Index	8.1	7.1	6.5

Vanguard Bond Funds (Investor Shares)
Total Bond Market Index	10.0%	15.1%	20.1%
Inflation-Protected Securities	—	5.0	5.0

Vanguard Market Neutral Fund	10.0%	10.0%	10.0%

Commodities[2]	5.2%	5.0%	5.0%

1	As of June 30, 2008.
2	The funds invest a portion of their assets in commodities through the use of swap contracts.

That the funds’ introduction coincided with a market downdraft is clearly a disappointment. But Vanguard designed these portfolios to meet their objectives through a wide variety of market environments over the long term. The funds’ performance during the past two months has been well within the realm of expectations. Ultimately, of course, these funds—like any investment—will not be judged on their performance over the course of a few months. Rather, their success will be measured against their ability to meet the long-term objectives of providing monthly cash distributions while protecting or growing the underlying principal investment. May and June were short first steps for shareholders with a long-term goal of managing their investments through retirement.

Vanguard names a new president

As I close this report to you, it’s my pleasure to introduce Vanguard’s new president, F. William McNabb III. Bill is a man of great character and integrity who is intimately familiar with all aspects of Vanguard—from how we serve our clients to how we invest for our clients.

Bill and I have worked together very closely for more than two decades. I’m thrilled that the funds’ board elected him president, effective March 1, and designated him to succeed me as chief executive officer, a role he will assume later this year, after an orderly transition. Bill and the rest of our team will serve you and our other clients extremely well in the years ahead.

Thank you for investing with Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

July 24, 2008

Managed Payout Growth Focus Fund

Fund Profile

As of June 30, 2008

Acquired Fund Fees and Expenses[1]	0.51%

Allocation to Underlying Investments

Vanguard Stock Funds (Investor Shares)
Total Stock Market Index	37.2%
European Stock Index	20.1
Pacific Stock Index	9.4
Emerging Markets Stock Index	8.1
Vanguard Bond Fund (Investor Shares)
Total Bond Market Index	10.0%
Vanguard Market Neutral Fund	10.0%
Commodities[2]	5.2%

Fund Asset Allocation

1

This figure represents a weighted average of the annualized expense ratios and any fees charged by the underlying mutual funds in which the Managed Payout Growth Focus Fund invests. The fund does not charge any expenses or fees of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

2	The fund invests a portion of its assets in commodities through the use of swap contracts. See page 35 for a glossary of investment terms.

Managed Payout Growth Focus Fund

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100.7%)
International Stock Funds (37.9%)
Vanguard European Stock Index Fund Investor Shares	313,665	10,944
Vanguard Pacific Stock Index Fund Investor Shares	429,467	5,089
Vanguard Emerging Markets Stock Index Fund Investor Shares	151,208	4,423

U.S. Stock Fund (37.6%)
Vanguard Total Stock Market Index Fund Investor Shares	649,863	20,289

Bond Fund (10.1%)
Vanguard Total Bond Market Index Fund Investor Shares	540,555	5,422

Market Neutral Fund (10.0%)
Vanguard Market Neutral Fund Investor Shares	432,664	5,421

Money Market Fund (5.1%)[1]
2 Vanguard Market Liquidity Fund, 2.405%	2,758,325	2,758
Total Investments (Cost $58,035)		54,346
Other Assets and Liabilities (–0.7%)
Other Assets		614
Liabilities		(1,021)
		(407)
Net Assets (100%)
Applicable to 2,870,133 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		53,939
Net Asset Value Per Share		$18.79

Managed Payout Growth Focus Fund

At June 30, 2008, net assets consisted of:[3]
	Amount	Per
	($000)	Share
Paid-in Capital	57,399	$20.00
Undistributed Net Investment Income	164.06
Accumulated Net Realized Gains	65.02
Unrealized Appreciation (Depreciation)
Investment Securities	(3,689)	(1.29)
Swap Contracts	—	—
Net Assets	53,939	$18.79

•	See Note A in Notes to Financial Statements.
1

The fund invests a portion of its assets in commodities through the use of swap contracts. After giving effect to swap investments, the fund’s effective commodity and money market investment positions represent 5.2% and –0.1%, respectively, of net assets. See Note C in Notes to Financial Statements.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Managed Payout Growth Focus Fund

Statement of Operations

April 21, 2008[1] to
June 30, 2008
($000)
Investment Income
Income
Income Distributions Received	159
Net Investment Income—Note B	159
Realized Net Gain (Loss)
Capital Gain Distributions Received	17
Investment Securities Sold	48
Swap Contracts	255
Realized Net Gain (Loss)	320
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(3,689)
Swap Contracts	—
Change in Unrealized Appreciation (Depreciation)	(3,689)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,210)

1	Commencement of subscription period for the fund.

Managed Payout Growth Focus Fund

Statement of Changes in Net Assets

April 21, 2008[1] to
June 30, 2008
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	159
Realized Net Gain (Loss)	320
Change in Unrealized Appreciation (Depreciation)	(3,689)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,210)
Distributions
Net Investment Income	(250)
Realized Capital Gain	—
Total Distributions	(250)
Capital Share Transactions—Note E
Issued	63,906
Issued in Lieu of Cash Distributions	168
Redeemed	(6,675)
Net Increase (Decrease) from Capital Share Transactions	57,399
Total Increase (Decrease)	53,939
Net Assets
Beginning of Period	—
End of Period[2]	53,939

1	Commencement of subscription period for the fund.
2	Net Assets—End of Period includes undistributed net investment income of $164,000.

Managed Payout Growth Focus Fund

Financial Highlights

April 21,
2008[1] to
June 30,
For a Share Outstanding Throughout the Period	2008
Net Asset Value, Beginning of Period	$20.00
Investment Operations
Net Investment Income	.07
Capital Gain Distributions Received	.01
Net Realized and Unrealized Gain (Loss) on Investments	(1.19)
Total from Investment Operations	(1.11)
Distributions
Dividends from Net Investment Income	(.10)
Distributions from Realized Capital Gains	—
Total Distributions	(.10)
Net Asset Value, End of Period	$18.79

Total Return	–5.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$54
Ratio of Total Expenses to Average Net Assets—Note B	0%[2]
Ratio of Net Investment Income to Average Net Assets	1.64%*
Portfolio Turnover Rate	5%*

1

Subscription period for the fund was April 21, 2008, to May 2, 2008, during which time all assets were held in money market instruments. Performance measurement began May 2, 2008, at a net asset value of $20.01.

2	The acquired fund fees and expenses were 0.51% (annualized).
*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Managed Payout Growth Focus Fund

Notes to Financial Statements

Vanguard Managed Payout Growth Focus Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Valley Forge Funds. The fund combines a managed distribution policy with an endowment-like investment strategy. The fund may invest across a wide spectrum of asset classes and investments that are expected to add diversification and result in a more consistent return pattern than a traditional balanced portfolio of stocks, bonds, and cash.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Swap Contracts: The fund has entered into swap transactions to earn the total return on a specified commodity index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on the reference index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in a money market fund.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that a counterparty will default on its obligation to pay net amounts due to the fund.

3. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for the period from inception to June 30, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions are determined based on a specified percentage payout rate of 3% of the fund’s initial net asset value. The initial monthly distribution rate of $.05 per share was established at inception and will be adjusted at the beginning of each subsequent year based on changes in the fund’s average net asset value. Distributions to shareholders are recorded on the ex-dividend date. Monthly distributions declared by the fund will be reallocated at fiscal year-end to ordinary income, capital gain, and return of capital to reflect their tax character.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that Vanguard will reimburse the fund’s expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the period ended June 30, 2008, were reimbursed by Vanguard. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

Managed Payout Growth Focus Fund

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes. Realized gains of $255,000 on swap contracts have been reclassified from accumulated net realized gains to undistributed net investment income.

At June 30, 2008, the cost of investment securities for tax purposes was $58,035,000. Net unrealized depreciation of investment securities for tax purposes was $3,689,000, consisting of unrealized gains of $68,000 on securities that had risen in value since their purchase and $3,757,000 in unrealized losses on securities that had fallen in value since their purchase.

At June 30, 2008, the fund had the following open total return swap contract:

				Floating	Unrealized
			Notional	Interest	Appreciation
	Termination		Amount	Rate	(Depreciation)
Reference Entity	Date	Dealer[1]	($000)	Paid[2]	($000)
Dow Jones-AIG Commodity Index
Total Return	8/29/08	LEH	2,825	1.90%	—

D. During the period ended June 30, 2008, the fund purchased $57,760,000 of investment securities and sold $2,506,000 of investment securities other than temporary cash investments.

E. Capital shares issued and redeemed were:

April 21, 2008[3] to
June 30, 2008
Shares
(000)
Issued	3,207
Issued in Lieu of Cash Distributions	8
Redeemed	(345)
Net Increase (Decrease) in Shares Outstanding	2,870

1	Lehman Brothers Special Financing Inc.
2	Based on three-month U.S. Treasury bill rate.
3	Commencement of subscription period for the fund.

Managed Payout Growth Focus Fund

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At June 30, 2008, 100% of the fund’s investments were valued based on Level 1 inputs.

Managed Payout Growth and Distribution Fund

Fund Profile

As of June 30, 2008

Acquired Fund Fees and Expenses[1]	0.49%

Allocation to Underlying Investments

Vanguard Stock Funds (Investor Shares)
Total Stock Market Index	32.3%
European Stock Index	17.4
Pacific Stock Index	8.1
Emerging Markets Stock Index	7.1
Vanguard Bond Funds (Investor Shares)
Total Bond Market Index	15.1%
Inflation-Protected Securities	5.0
Vanguard Market Neutral Fund	10.0%
Commodities[2]	5.0%

Fund Asset Allocation

1

This figure represents a weighted average of the annualized expense ratios and any fees charged by the underlying mutual funds in which the Managed Payout Growth and Distribution Fund invests. The fund does not charge any expenses or fees of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

2	The fund invests a portion of its assets in commodities through the use of swap contracts. See page 35 for a glossary of investment terms.

Managed Payout Growth and Distribution Fund

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100.1%)
International Stock Funds (32.7%)
Vanguard European Stock Index Fund Investor Shares	643,615	22,456
Vanguard Pacific Stock Index Fund Investor Shares	877,989	10,404
Vanguard Emerging Markets Stock Index Fund Investor Shares	310,708	9,088

U.S. Stock Fund (32.4%)
Vanguard Total Stock Market Index Fund Investor Shares	1,333,970	41,647

Bond Funds (20.1%)
Vanguard Total Bond Market Index Fund Investor Shares	1,933,654	19,394
Vanguard Inflation-Protected Securities Fund Investor Shares	511,582	6,492

Market Neutral Fund (10.1%)
Vanguard Market Neutral Fund Investor Shares	1,029,047	12,894

Money Market Fund (4.8%)[1]
2 Vanguard Market Liquidity Fund, 2.405%	6,152,695	6,153
Total Investments (Cost $135,648)		128,528
Other Assets and Liabilities (–0.1%)
Other Assets		2,246
Liabilities		(2,317)
		(71)
Net Assets (100%)
Applicable to 6,792,718 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		128,457
Net Asset Value Per Share		$18.91

Managed Payout Growth and Distribution Fund

At June 30, 2008, net assets consisted of:[3]
	Amount	Per
	($000)	Share
Paid-in Capital	135,336	$19.93
Undistributed Net Investment Income	148.02
Accumulated Net Realized Gains	93.01
Unrealized Appreciation (Depreciation)
Investment Securities	(7,120)	(1.05)
Swap Contracts	—	—
Net Assets	128,457	$18.91

•	See Note A in Notes to Financial Statements.
1

The fund invests a portion of its assets in commodities through the use of swap contracts. After giving effect to swap investments, the fund’s effective commodity and money market investment positions represent 5.0% and –0.2%, respectively, of net assets. See Note C in Notes to Financial Statements.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Managed Payout Growth and Distribution Fund

Statement of Operations

April 21, 2008[1] to
June 30, 2008
($000)
Investment Income
Income
Income Distributions Received	495
Net Investment Income—Note B	495
Realized Net Gain (Loss)
Capital Gain Distributions Received	40
Investment Securities Sold	53
Swap Contracts	547
Realized Net Gain (Loss)	640
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(7,120)
Swap Contracts	—
Change in Unrealized Appreciation (Depreciation)	(7,120)
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,985)

1	Commencement of subscription period for the fund.

Managed Payout Growth and Distribution Fund

Statement of Changes in Net Assets

April 21, 2008[1] to
June 30, 2008
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	495
Realized Net Gain (Loss)	640
Change in Unrealized Appreciation (Depreciation)	(7,120)
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,985)
Distributions
Net Investment Income	(894)
Realized Capital Gain	—
Total Distributions	(894)
Capital Share Transactions—Note E
Issued	142,994
Issued in Lieu of Cash Distributions	352
Redeemed	(8,010)
Net Increase (Decrease) from Capital Share Transactions	135,336
Total Increase (Decrease)	128,457
Net Assets
Beginning of Period	—
End of Period[2]	128,457

1	Commencement of subscription period for the fund.
2	Net Assets—End of Period includes undistributed net investment income of $148,000.

Managed Payout Growth and Distribution Fund

Financial Highlights

April 21,
2008[1] to
June 30,
For a Share Outstanding Throughout The Period	2008
Net Asset Value, Beginning of Period	$20.00
Investment Operations
Net Investment Income	.108
Capital Gain Distributions Received	.006
Net Realized and Unrealized Gain (Loss) on Investments	(1.037)
Total from Investment Operations	(.923)
Distributions
Dividends from Net Investment Income	(.167)
Distributions from Realized Capital Gains	—
Total Distributions	(.167)
Net Asset Value, End of Period	$18.91

Total Return	–4.70%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$128
Ratio of Total Expenses to Average Net Assets—Note B	0%[2]
Ratio of Net Investment Income to Average Net Assets	2.36%*
Portfolio Turnover Rate	4%*

1

Subscription period for the fund was April 21, 2008, to May 2, 2008, during which time all assets were held in money market instruments. Performance measurement began May 2, 2008, at a net asset value of $20.01.

2	The acquired fund fees and expenses were 0.49% (annualized).
*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Managed Payout Growth and Distribution Fund

Notes to Financial Statements

Vanguard Managed Payout Growth and Distribution Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Valley Forge Funds. The fund combines a managed distribution policy with an endowment-like investment strategy. The fund may invest across a wide spectrum of asset classes and investments that are expected to add diversification and result in a more consistent return pattern than a traditional balanced portfolio of stocks, bonds, and cash.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Swap Contracts: The fund has entered into swap transactions to earn the total return on a specified commodity index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on the reference index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in a money market fund.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that a counterparty will default on its obligation to pay net amounts due to the fund.

3. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for the period from inception to June 30, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions are determined based on a specified percentage payout rate of 5% of the fund’s initial net asset value. The initial monthly distribution rate of $.0833 per share was established at inception and will be adjusted at the beginning of each subsequent year based on changes in the fund’s average net asset value. Distributions to shareholders are recorded on the ex-dividend date. Monthly distributions declared by the fund will be reallocated at fiscal year-end to ordinary income, capital gain, and return of capital to reflect their tax character.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that Vanguard will reimburse the fund’s expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the period ended June 30, 2008, were reimbursed by Vanguard. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

Managed Payout Growth and Distribution Fund

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes. Realized gains of $547,000 on swap contracts have been reclassified from accumulated net realized gains to undistributed net investment income.

At June 30, 2008, the cost of investment securities for tax purposes was $135,648,000. Net unrealized depreciation of investment securities for tax purposes was $7,120,000, consisting of unrealized gains of $150,000 on securities that had risen in value since their purchase and $7,270,000 in unrealized losses on securities that had fallen in value since their purchase.

At June 30, 2008, the fund had the following open total return swap contract:

				Floating	Unrealized
			Notional	Interest	Appreciation
	Termination		Amount	Rate	(Depreciation)
Reference Entity	Date	Dealer[1]	($000)	Paid[2]	($000)
Dow Jones-AIG Commodity Index
Total Return	8/29/08	LEH	6,445	1.90%	—

D. During the period ended June 30, 2008, the fund purchased $134,446,000 of investment securities and sold $5,007,000 of investment securities other than temporary cash investments.

E. Capital shares issued and redeemed were:

April 21, 2008[3] to
June 30, 2008
Shares
(000)
Issued	7,186
Issued in Lieu of Cash Distributions	18
Redeemed	(411)
Net Increase (Decrease) in Shares Outstanding	6,793

1	Lehman Brothers Special Financing Inc.
2	Based on three-month U.S. Treasury bill rate.
3	Commencement of subscription period for the fund.

Managed Payout Growth and Distribution Fund

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At June 30, 2008, 100% of the fund’s investments were valued based on Level 1 inputs.

Managed Payout Distribution Focus Fund

Fund Profile

As of June 30, 2008

Acquired Fund Fees and Expenses[1]	0.49%

Allocation to Underlying Investments

Vanguard Stock Funds (Investor Shares)
Total Stock Market Index	29.8%
European Stock Index	16.1
Pacific Stock Index	7.5
Emerging Markets Stock Index	6.5
Vanguard Bond Funds (Investor Shares)
Total Bond Market Index	20.1%
Inflation-Protected Securities	5.0
Vanguard Market Neutral Fund	10.0%
Commodities[2]	5.0%

Fund Asset Allocation

1

This figure represents a weighted average of the annualized expense ratios and any fees charged by the underlying mutual funds in which the Managed Payout Distribution Focus Fund invests. The fund does not charge any expenses or fees of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

2	The fund invests a portion of its assets in commodities through the use of swap contracts. See page 35 for a glossary of investment terms.

Managed Payout Distribution Focus Fund

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (99.9%)
International Stock Funds (30.1%)
Vanguard European Stock Index Fund Investor Shares	437,113	15,251
Vanguard Pacific Stock Index Fund Investor Shares	601,037	7,122
Vanguard Emerging Markets Stock Index Fund Investor Shares	211,184	6,177

U.S. Stock Fund (29.9%)
Vanguard Total Stock Market Index Fund Investor Shares	906,283	28,294

Bond Funds (25.1%)
Vanguard Total Bond Market Index Fund Investor Shares	1,897,628	19,033
Vanguard Inflation-Protected Securities Fund Investor Shares	372,969	4,733

Market Neutral Fund (10.0%)
Vanguard Market Neutral Fund Investor Shares	757,389	9,490

Money Market Fund (4.8%)[1]
2 Vanguard Market Liquidity Fund, 2.405%	4,548,536	4,549
Total Investments (Cost $99,507)		94,649
Other Assets and Liabilities (0.1%)
Other Assets		2,147
Liabilities		(2,018)
		129
Net Assets (100%)
Applicable to 5,007,383 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		94,778
Net Asset Value Per Share		$18.93

Managed Payout Distribution Focus Fund

At June 30, 2008, net assets consisted of:[3]
	Amount	Per
	($000)	Share
Paid-in Capital	99,675	$19.90
Overdistributed Net Investment Income	(131)	(.02)
Accumulated Net Realized Gains	92.02
Unrealized Appreciation (Depreciation)
Investment Securities	(4,858)	(.97)
Swap Contracts	—	—
Net Assets	94,778	$18.93

•	See Note A in Notes to Financial Statements.
1

The fund invests a portion of its assets in commodities through the use of swap contracts. After giving effect to swap investments, the fund’s effective commodity and money market investment positions represent 5.0% and –0.2%, respectively, of net assets. See Note C in Notes to Financial Statements.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Managed Payout Distribution Focus Fund

Statement of Operations

April 21, 2008[1] to
June 30, 2008
($000)
Investment Income
Income
Income Distributions Received	374
Net Investment Income—Note B	374
Realized Net Gain (Loss)
Capital Gain Distributions Received	30
Investment Securities Sold	62
Swap Contracts	368
Realized Net Gain (Loss)	460
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(4,858)
Swap Contracts	—
Change in Unrealized Appreciation (Depreciation)	(4,858)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,024)

1	Commencement of subscription period for the fund.

Managed Payout Distribution Focus Fund

Statement of Changes in Net Assets

April 21, 2008[1] to
June 30, 2008
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	374
Realized Net Gain (Loss)	460
Change in Unrealized Appreciation (Depreciation)	(4,858)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,024)
Distributions
Net Investment Income	(873)
Realized Capital Gain	—
Total Distributions	(873)
Capital Share Transactions—Note E
Issued	108,175
Issued in Lieu of Cash Distributions	326
Redeemed	(8,826)
Net Increase (Decrease) from Capital Share Transactions	99,675
Total Increase (Decrease)	94,778
Net Assets
Beginning of Period	—
End of Period[2]	94,778

1	Commencement of subscription period for the fund.
2	Net Assets—End of Period includes overdistributed net investment income of $131,000.

Managed Payout Distribution Focus Fund

Financial Highlights

April 21,
2008[1] to
June 30,
For a Share Outstanding Throughout The Period	2008
Net Asset Value, Beginning of Period	$20.00
Investment Operations
Net Investment Income	.133
Capital Gain Distributions Received	.007
Net Realized and Unrealized Gain (Loss) on Investments	(.977)
Total from Investment Operations	(.837)
Distributions
Dividends from Net Investment Income	(.233)
Distributions from Realized Capital Gains	—
Total Distributions	(.233)
Net Asset Value, End of Period	$18.93

Total Return	–4.28%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$95
Ratio of Total Expenses to Average Net Assets—Note B	0%[2]
Ratio of Net Investment Income to Average Net Assets	2.63%*
Portfolio Turnover Rate	4%*

1

Subscription period for the fund was April 21, 2008, to May 2, 2008, during which time all assets were held in money market instruments. Performance measurement began May 2, 2008, at a net asset value of $20.01.

2	The acquired fund fees and expenses were 0.49% (annualized).
*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Managed Payout Distribution Focus Fund

Notes to Financial Statements

Vanguard Managed Payout Distribution Focus Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Valley Forge Funds. The fund combines a managed distribution policy with an endowment-like investment strategy. The fund may invest across a wide spectrum of asset classes and investments that are expected to add diversification and result in a more consistent return pattern than a traditional balanced portfolio of stocks, bonds, and cash.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Swap Contracts: The fund has entered into swap transactions to earn the total return on a specified commodity index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on the reference index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in a money market fund.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that a counterparty will default on its obligation to pay net amounts due to the fund.

3. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for the period from inception to June 30, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions are determined based on a specified percentage payout rate of 7% of the fund’s initial net asset value. The initial monthly distribution rate of $.1167 per share was established at inception and will be adjusted at the beginning of each subsequent year based on changes in the fund’s average net asset value. Distributions to shareholders are recorded on the ex-dividend date. Monthly distributions declared by the fund will be reallocated at fiscal year-end to ordinary income, capital gain, and return of capital to reflect their tax character.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that Vanguard will reimburse the fund’s expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the period ended June 30, 2008, were reimbursed by Vanguard. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

Managed Payout Distribution Focus Fund

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes. Realized gains of $368,000 on swap contracts have been reclassified from accumulated net realized gains to overdistributed net investment income.

At June 30, 2008, the cost of investment securities for tax purposes was $99,507,000. Net unrealized depreciation of investment securities for tax purposes was $4,858,000, consisting of unrealized gains of $98,000 on securities that had risen in value since their purchase and $4,956,000 in unrealized losses on securities that had fallen in value since their purchase.

At June 30, 2008, the fund had the following open total return swap contract:

				Floating	Unrealized
			Notional	Interest	Appreciation
	Termination		Amount	Rate	(Depreciation)
Reference Entity	Date	Dealer[1]	($000)	Paid[2]	($000)
Dow Jones-AIG Commodity Index
Total Return	8/29/08	LEH	4,737	1.90%	—

D. During the period ended June 30, 2008, the fund purchased $98,333,000 of investment securities and sold $3,426,000 of investment securities other than temporary cash investments.

E. Capital shares issued and redeemed were:

April 21, 2008[3] to
June 30, 2008
Shares
(000)
Issued	5,446
Issued in Lieu of Cash Distributions	17
Redeemed	(456)
Net Increase (Decrease) in Shares Outstanding	5,007

1	Lehman Brothers Special Financing Inc.
2	Based on three-month U.S. Treasury bill rate.
3	Commencement of subscription period for the fund.

Managed Payout Distribution Focus Fund

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At June 30, 2008, 100% of the fund’s investments were valued based on Level 1 inputs.

Trustees Approve Advisory Arrangement

The board of trustees of the Vanguard Managed Payout Funds approved the creation of Vanguard Managed Payout Growth Focus Fund, Vanguard Managed Payout Growth and Distribution Fund, and Vanguard Managed Payout Distribution Focus Fund, effective February 2008. For each fund, the board approved an internalized management structure whereby The Vanguard Group, Inc.—through its Quantitative Equity Group (QEG)—would provide investment advisory services at cost. The board determined that the investment advisory arrangement with Vanguard was in the best interests of the funds and their prospective shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance with similar mandates. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the benefits to shareholders of selecting QEG as an advisor to the funds, particularly in light of the nature, extent, and quality of services to be provided by QEG. The board noted that in the management of other Vanguard funds-of-funds, index funds, and actively managed funds, QEG adheres to a sound, disciplined investment management process.

Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985. Mr. Sauter has led QEG since 1987.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The board noted that Vanguard’s portfolio management team has depth and stability. The board determined that, in its management of other Vanguard funds, QEG has a track record of consistent performance and disciplined investment processes.

Cost

The board considered the cost of services to be provided and competitive fee rates and concluded that, after the implementation of the arrangement with Vanguard, the funds’ average weighted expense ratios (or acquired fund fees and expenses) would be well below the average expense ratios for the funds in their peer groups. The funds do not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the Managed Payout Funds invest has advisory expenses well below the relevant peer-group average. Information about the funds’ acquired fund fees and expenses appears in the About Your Fund’s Expenses section of this report as well as in the

Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that Vanguard’s low-cost arrangement with the Managed Payout Funds and their underlying funds ensures that each fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement after a one-year period.

Glossary

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds incur no direct expenses, but they do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the
Trustee Since May 1987;	Board, Chief Executive Officer, and Director/Trustee of The Vanguard
Chairman of the Board and	Group, Inc., and of each of the investment companies served by
Chief Executive Officer	The Vanguard Group; Director of Vanguard Marketing Corporation.
156 Vanguard Funds
Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners
Trustee Since January 2001	(pro bono ventures in education); Senior Advisor to Greenwich
156 Vanguard Funds Overseen	Associates (international business strategy consulting); Successor
Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for
Biomedical Research.

Emerson U. Fullwood
Born 1948	Principal Occupation(s) During the Past Five Years: Executive Chief
Trustee Since January 2008	Staff and Marketing Officer for North America since 2004 and
156 Vanguard Funds Overseen	Corporate Vice President of Xerox Corporation (photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), of the United Way of Rochester, and of the Boy Scouts of America.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman,
Trustee Since December 2001[2]	President, and Chief Executive Officer of Rohm and Haas Co.
156 Vanguard Funds Overseen	(chemicals); Board Member of the American Chemistry Council;
Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the
Trustee Since June 2006	University of Pennsylvania since 2004; Professor in the School of Arts
156 Vanguard Funds Overseen	and Sciences, Annenberg School for Communication, and Graduate
School of Education of the University of Pennsylvania since 2004;
Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics
and the University Center for Human Values (1990–2004), Princeton
University; Director of Carnegie Corporation of New York since 2005 and of Schuylkill River Development Corporation and Greater
Philadelphia Chamber of Commerce since 2004; Trustee of the National
Constitution Center since 2007.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice
Trustee Since July 1998	President and Chief Global Diversity Officer since 2006, Vice President
156 Vanguard Funds Overseen	and Chief Information Officer (1997–2005), and Member of the
Executive Committee of Johnson & Johnson (pharmaceuticals/
consumer products); Director of the University Medical Center at
Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund
Trustee Since December 2004	Professor of Finance and Banking, Harvard Business School; Senior
156 Vanguard Funds Overseen	Associate Dean and Director of Faculty
Recruiting, Harvard Business School; Director and Chairman of UNX,
Inc. (equities trading firm); Chair of the Investment Committee of
HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman,
Trustee Since January 1993	President, Chief Executive Officer, and Director of NACCO Industries,
156 Vanguard Funds Overseen	Inc. (forklift trucks/housewares/lignite); Director of Goodrich Corporation
(industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman
Trustee Since April 1985	and Chief Executive Officer of Rohm and Haas Co. (chemicals);
156 Vanguard Funds Overseen	Director of Cummins Inc. (diesel engines) and AmerisourceBergen Corp.
(pharmaceutical distribution); Trustee of Vanderbilt University and of
Culver Educational Foundation.

Executive Officers[1]

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The
Treasurer Since July 1998	Vanguard Group, Inc.; Treasurer of each of the investment companies
156 Vanguard Funds Overseen	served by The Vanguard Group.

F. William McNabb III
Born 1957	Principal Occupation(s) During the Past Five Years: President of The
President Since March 2008	Vanguard Group, Inc., and of each of the investment companies
156 Vanguard Funds Overseen	served by The Vanguard Group since 2008; Director of Vanguard
Marketing Corporation; Managing Director of The Vanguard Group
(1995–2008).

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director
Secretary Since July 2005	of The Vanguard Group, Inc., since 2006; General Counsel of The
156 Vanguard Funds Overseen	Vanguard Group since 2005; Secretary of The Vanguard Group,
and of each of the investment companies served by The Vanguard
Group, since 2005; Director and Senior Vice President of Vanguard
Marketing Corporation since 2005; Principal of The Vanguard
Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller	Glenn W. Reed
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1	Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.
2	December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Vanguard.com, Connect with
Vanguard, and the ship logo are
trademarks of The Vanguard Group, Inc.
Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036
All other marks are the exclusive property of
Text Telephone for People	their respective owners.
With Hearing Impairment > 800-952-3335
All comparative mutual fund data are from
This material may be used in conjunction	Lipper Inc. or Morningstar, Inc., unless
with the offering of shares of any Vanguard	otherwise noted.
fund only if preceded or accompanied by
the fund’s current prospectus.	You can obtain a free copy of Vanguard’s
proxy voting guidelines by visiting our
website, www.vanguard.com,
and searching for “proxy voting guidelines,” or
by calling Vanguard at 800-662-2739.
The guidelines are also available from the
SEC’s website, www.sec.gov. In addition, you
may obtain a free report on how your fund
voted the proxies for securities it owned
during the 12 months ended June 30.
To get the report, visit
either www.vanguard.com or www.sec.gov.

You can review and copy information about
your fund at the SEC’s Public Reference
Room in Washington, D.C. To find out more
about this public service, call the SEC
at 202-551-8090. Information about your fund
is also available on the SEC’s website, and
you can receive copies of this information, for
a fee, by sending a request in either of two
ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail
addressed to the Public Reference Section,
Securities and Exchange Commission,
Washington, DC 20549-0102.

© 2008 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q14972 082008

Vanguard Balanced Index Fund
Schedule of Investments
June 30, 2008

				Market
				Value
			Shares	($000)
Common Stocks (58.4%)[1]
Consumer Discretionary (5.2%)
		McDonald’s Corp.	435,857	24,504
		The Walt Disney Co.	677,070	21,125
		Time Warner, Inc.	1,353,685	20,035
		Comcast Corp. Class A	1,000,043	18,971
		Home Depot, Inc.	638,916	14,963
		Target Corp.	294,902	13,710
		News Corp., Class A	855,151	12,861
		Lowe’s Cos., Inc.	552,117	11,456
*		Amazon.com, Inc.	118,599	8,697
		NIKE, Inc. Class B	141,265	8,421
*		DIRECTV Group, Inc.	261,484	6,775
		Johnson Controls, Inc.	225,355	6,463
*		Viacom Inc. Class B	209,395	6,395
		Staples, Inc.	268,536	6,378
		Yum! Brands, Inc.	180,324	6,328
		Clear Channel Communications, Inc.	179,612	6,322
		Carnival Corp.	165,742	5,463
		Omnicom Group Inc.	121,374	5,447
		Best Buy Co., Inc.	135,466	5,364
		TJX Cos., Inc.	165,449	5,207
		The McGraw-Hill Cos., Inc.	125,003	5,015
*		Liberty Media Corp.	187,044	4,532
*		Kohl’s Corp.	113,160	4,531
		CBS Corp.	225,003	4,385
*		Starbucks Corp.	276,387	4,350
*		Coach, Inc.	133,789	3,864
		Fortune Brands, Inc.	58,541	3,654
		The Gap, Inc.	199,890	3,332
		Harley-Davidson, Inc.	90,166	3,269
*		Liberty Media Corp.—Interactive Series A	220,429	3,254
*		Ford Motor Co.	658,372	3,167
		Macy’s Inc.	159,751	3,102
		International Game Technology	119,338	2,981
		J.C. Penney Co., Inc. (Holding Co.)	80,147	2,909
		Starwood Hotels & Resorts Worldwide, Inc.	71,766	2,876
		Marriott International, Inc. Class A	107,827	2,829
*		Bed Bath & Beyond, Inc.	99,759	2,803
		H & R Block, Inc.	124,487	2,664
		Genuine Parts Co.	63,874	2,535
*		Apollo Group, Inc. Class A	54,229	2,400
		VF Corp.	33,485	2,383
		Mattel, Inc.	137,675	2,357
*		GameStop Corp. Class A	57,948	2,341
*		DISH Network Corp.	79,659	2,332
*		Discovery Holding Co. Class A	102,493	2,251
*	^	Sears Holdings Corp.	28,746	2,117
		Tiffany & Co.	51,663	2,105
		Abercrombie & Fitch Co.	32,863	2,060
		Tim Hortons, Inc.	71,308	2,046
*		AutoZone Inc.	16,895	2,044
*		Liberty Global, Inc. Class A	64,962	2,042
		Limited Brands, Inc.	121,054	2,040
*		Cablevision Systems NY Group Class A	87,901	1,987

	^	General Motors Corp.	172,438	1,983
		BorgWarner, Inc.	44,132	1,959
		Wynn Resorts Ltd.	23,954	1,949
	^	Garmin Ltd.	45,400	1,945
*		Las Vegas Sands Corp.	40,500	1,921
*		Liberty Global, Inc. Series C	63,195	1,919
		Nordstrom, Inc.	63,238	1,916
		Gannett Co., Inc.	88,344	1,914
		Ross Stores, Inc.	52,215	1,855
		Sherwin-Williams Co.	39,939	1,834
		Comcast Corp. Special Class A	97,197	1,823
*		Time Warner Cable, Inc.	68,700	1,819
		Whirlpool Corp.	29,431	1,817
		Newell Rubbermaid, Inc.	106,325	1,785
		Hasbro, Inc.	48,913	1,747
		Darden Restaurants Inc.	51,605	1,648
*		Priceline.com, Inc.	13,922	1,607
		Eastman Kodak Co.	109,671	1,583
*		Interpublic Group of Cos., Inc.	179,566	1,544
*		The Goodyear Tire & Rubber Co.	86,457	1,542
		Virgin Media Inc.	106,685	1,452
*		IAC/InterActiveCorp	73,708	1,421
*	^	Mohawk Industries, Inc.	22,067	1,414
		E.W. Scripps Co. Class A	33,658	1,398
		Polo Ralph Lauren Corp.	22,248	1,397
		Advance Auto Parts, Inc.	35,785	1,390
*		Urban Outfitters, Inc.	44,200	1,379
		Washington Post Co. Class B	2,344	1,376
		Black & Decker Corp.	23,803	1,369
*		Expedia, Inc.	73,914	1,359
		Autoliv, Inc.	28,734	1,340
		DeVry, Inc.	24,418	1,309
*		MGM Mirage, Inc.	37,945	1,286
*		ITT Educational Services, Inc.	15,223	1,258
		The Stanley Works	27,085	1,214
		Wyndham Worldwide Corp.	67,686	1,212
		Royal Caribbean Cruises, Ltd.	52,859	1,188
*		CarMax, Inc.	82,942	1,177
		D. R. Horton, Inc.	108,398	1,176
*		Dollar Tree, Inc.	35,968	1,176
		Strayer Education, Inc.	5,600	1,171
		Snap-On Inc.	21,935	1,141
*		Office Depot, Inc.	103,942	1,137
*		Big Lots Inc.	34,742	1,085
		Leggett & Platt, Inc.	64,358	1,079
		WABCO Holdings Inc.	23,070	1,072
		Service Corp. International	106,159	1,047
*		Lamar Advertising Co. Class A	29,024	1,046
		Family Dollar Stores, Inc.	51,497	1,027
		American Eagle Outfitters, Inc.	73,615	1,003
*		Hanesbrands Inc.	36,607	994
		PetSmart, Inc.	49,003	978
		Burger King Holdings Inc.	36,019	965
*		Toll Brothers, Inc.	51,426	963
*	^	Sirius Satellite Radio, Inc.	00,652	961
*		O’Reilly Automotive, Inc.	41,581	929
		Harman International Industries, Inc.	22,186	918

		Wendy’s International, Inc.	33,686	917
*		Penn National Gaming, Inc.	28,351	911
*		XM Satellite Radio Holdings, Inc.	113,679	891
*		LKQ Corp.	46,620	842
*		DreamWorks Animation SKG, Inc.	27,820	829
		Tupperware Brands Corp.	23,840	816
		Guess ?, Inc.	21,455	803
		Pulte Homes, Inc.	83,282	802
		Phillips-Van Heusen Corp.	21,900	802
		Gentex Corp.	55,095	796
*		Aeropostale, Inc.	25,350	794
*		NVR, Inc.	1,587	794
	^	New York Times Co. Class A	51,408	791
*		Scientific Games Corp.	26,644	789
*		The Warnaco Group, Inc.	17,300	762
		John Wiley & Sons Class A	16,898	761
		Brinker International, Inc	39,800	752
		Foot Locker, Inc.	60,232	750
		Orient-Express Hotel Ltd.	16,600	721
*		Getty Images, Inc.	20,804	706
		Williams-Sonoma, Inc.	35,117	697
		Sotheby’s	26,224	692
*		Liberty Media Corp.—Capital Series A	47,561	685
*		Deckers Outdoor Corp.	4,800	668
*		Bally Technologies Inc.	18,935	640
		Centex Corp.	47,007	628
*		Marvel Entertainment, Inc.	19,201	617
		RadioShack Corp.	48,037	589
*		Dick’s Sporting Goods, Inc.	32,826	582
		Lennar Corp. Class A	46,260	571
*		WMS Industries, Inc.	19,175	571
*		Saks Inc.	51,587	566
*		AnnTaylor Stores Corp.	23,628	566
		MDC Holdings, Inc.	14,315	559
*		Fossil, Inc.	19,104	555
		Liz Claiborne, Inc.	38,829	549
		Matthews International Corp.	12,014	544
	^	Polaris Industries, Inc.	13,290	537
*	^	Panera Bread Co.	11,600	537
*		Rent-A-Center, Inc.	25,970	534
		Wolverine World Wide, Inc.	19,775	527
*		AutoNation, Inc.	52,560	527
*		Career Education Corp.	35,453	518
*		Jack in the Box Inc.	23,080	517
		Arbitron Inc.	10,878	517
*		J. Crew Group, Inc.	15,622	516
		Hillenbrand Inc.	24,013	514
*	^	Netflix.com, Inc.	19,338	504
*		Chipotle Mexican Grill, Inc. Class B	6,655	502
*		Lions Gate Entertainment Corp.	47,328	490
		KB Home	28,813	488
*		Exide Technologies	29,086	487
		Barnes & Noble, Inc.	19,593	487
		Weight Watchers International, Inc.	13,618	485
*		Quiksilver, Inc.	49,140	483
*		Jarden Corp.	26,131	477
*		Chipotle Mexican Grill, Inc.	5,736	474
		Regal Entertainment Group Class A	30,350	464
*		Vail Resorts Inc.	10,800	463

*		The Gymboree Corp.	11,400	457
		Jones Apparel Group, Inc.	33,140	456
		International Speedway Corp.	11,555	451
		Regis Corp.	16,612	438
*		Morningstar, Inc.	6,064	437
*		CTC Media, Inc.	17,524	432
*		The Cheesecake Factory Inc.	26,492	421
		OfficeMax, Inc.	29,657	412
		Meredith Corp.	14,372	407
*		The Children’s Place Retail Stores, Inc.	11,200	404
*		Tractor Supply Co.	13,849	402
*		TRW Automotive Holdings Corp.	21,755	402
		Bob Evans Farms, Inc.	13,638	390
*	^	Life Time Fitness, Inc.	13,183	390
*		Gaylord Entertainment Co.	16,240	389
		Aaron Rents, Inc.	16,875	377
*		Scholastic Corp.	13,100	375
		Interactive Data Corp.	14,933	375
*		Corinthian Colleges, Inc.	32,191	374
*		Lear Corp.	26,219	372
		Brunswick Corp.	34,808	369
*		Chico’s FAS, Inc.	68,301	367
		Ryland Group, Inc.	16,249	354
*		Coinstar, Inc.	10,792	353
*		Zale Corp.	18,498	349
		Choice Hotels International, Inc.	13,100	347
*		Sonic Corp.	23,091	342
		ArvinMeritor, Inc.	26,281	328
*		Carter’s, Inc.	23,188	320
		Pool Corp.	17,978	319
		Callaway Golf Co.	26,604	315
		Men’s Wearhouse, Inc.	19,092	311
*		CEC Entertainment Inc.	11,094	311
	^	Thor Industries, Inc.	14,382	306
*		Timberland Co.	18,468	302
		Stewart Enterprises, Inc. Class A	41,300	297
*		Collective Brands, Inc.	24,850	289
*	^	Under Armour, Inc.	11,182	287
	^	Boyd Gaming Corp.	22,556	283
*		Hibbett Sports Inc.	13,318	281
*		Live Nation, Inc.	26,057	276
		Ethan Allen Interiors, Inc.	10,959	270
	^	Dillard’s Inc.	22,995	266
*		Pacific Sunwear of California, Inc.	31,048	265
		Belo Corp. Class A	35,150	257
		Brown Shoe Co., Inc.	18,675	253
*	^	Crocs, Inc.	31,300	251
		American Greetings Corp. Class A	20,144	249
*		Pinnacle Entertainment, Inc.	23,600	248
*		Tenneco Automotive, Inc.	18,260	247
		Genesco, Inc.	8,000	247
*		Capella Education Co.	4,120	246
*		Iconix Brand Group Inc.	20,188	244
		CBRL Group, Inc.	9,923	243
*		Papa John’s International, Inc.	8,900	237
		CKE Restaurants Inc.	18,751	234
*		Skechers U.S.A., Inc.	11,700	231
*		Clear Channel Outdoor Holdings, Inc. Class A	12,694	226
*	^	DineEquity, Inc.	6,051	226

*	^	Blue Nile Inc.	5,307	226
*		Texas Roadhouse, Inc.	25,100	225
*	^	Lululemon Athletica, Inc.	7,667	223
		Harte-Hanks, Inc.	19,399	222
		Furniture Brands International Inc.	16,573	221
*		The Dress Barn, Inc.	16,288	218
*		Valassis Communications, Inc.	17,258	216
*		Domino’s Pizza, Inc.	18,600	214
		The Buckle, Inc.	4,650	213
*	^	P.F. Chang’s China Bistro, Inc.	9,500	212
*	^	Cabela’s Inc.	19,200	211
*		Charming Shoppes, Inc.	43,856	201
		Penske Automotive Group Inc.	13,600	200
*		Tween Brands, Inc.	11,798	194
		Columbia Sportswear Co.	5,284	194
		Sauer-Danfoss, Inc.	6,000	187
		Stage Stores, Inc.	15,843	185
	^	Circuit City Stores, Inc.	63,683	184
*		Helen of Troy Ltd.	11,400	184
*		JAKKS Pacific, Inc.	8,361	183
*		Sally Beauty Co. Inc.	27,755	179
		Cooper Tire & Rubber Co.	22,793	179
*		Finish Line, Inc.	20,394	177
*		ATC Technology Corp.	7,429	173
		National CineMedia Inc.	16,158	172
		UniFirst Corp.	3,800	170
*		Citi Trends Inc.	7,400	168
	^	NutriSystem, Inc.	11,590	164
*		California Pizza Kitchen, Inc.	14,550	163
*		Raser Technologies, Inc.	16,700	163
		Hearst-Argyle Television Inc.	8,411	162
*		CSK Auto Corp.	15,110	158
*		Pre-Paid Legal Services, Inc.	3,880	158
*		The Wet Seal, Inc. Class A	32,875	157
		Group 1 Automotive, Inc.	7,851	156
		Movado Group, Inc.	7,876	156
*		RC2 Corp.	8,400	156
	^	The McClatchy Co. Class A	22,597	153
*	^	Charter Communications, Inc.	145,832	153
*		Champion Enterprises, Inc.	26,000	152
		Jackson Hewitt Tax Service Inc.	12,400	152
		The Pep Boys (Manny, Moe & Jack)	17,240	150
		Fred’s, Inc.	13,350	150
		Ameristar Casinos, Inc.	10,854	150
*		Cox Radio, Inc.	12,678	150
*	^	Blockbuster Inc. Class A	59,686	149
*	^	True Religion Apparel, Inc.	5,581	149
*		Steven Madden, Ltd.	8,087	149
		American Axle & Manufacturing Holdings, Inc.	18,436	147
		Modine Manufacturing Co.	11,838	146
*		Jo-Ann Stores, Inc.	6,335	146
	^	Tempur-Pedic International Inc.	18,636	146
		Cato Corp. Class A	10,198	145
*		Steiner Leisure Ltd.	5,085	144
		Borders Group, Inc.	23,717	142
*		Hayes Lemmerz International, Inc.	49,137	140
*	^	Jos. A. Bank Clothiers, Inc.	5,125	137
		K-Swiss, Inc.	9,200	135
		Idearc Inc.	57,259	135

		Landry’s Restaurants, Inc.	7,384	133
*		Fuel Systems Solutions, Inc.	3,442	133
		Sinclair Broadcast Group, Inc.	17,200	131
	^	La-Z-Boy Inc.	17,047	130
*		Red Robin Gourmet Burgers, Inc.	4,700	130
		Sonic Automotive, Inc.	10,099	130
		Speedway Motorsports, Inc.	6,285	128
*	^	Krispy Kreme Doughnuts, Inc.	25,597	128
*		99 Cents Only Stores	19,329	128
*	^	Meritage Corp.	8,400	127
*		thinkorswim Group, Inc.	17,969	127
		Superior Industries International, Inc.	7,479	126
	^	Winnebago Industries, Inc.	12,342	126
		Asbury Automotive Group, Inc.	9,700	125
*		RCN Corp.	10,935	118
		Triarc Cos., Inc. Class B	18,607	118
*		Pier 1 Imports Inc.	33,984	117
		Ruby Tuesday, Inc.	21,633	117
		Oxford Industries, Inc.	6,100	117
		National Presto Industries, Inc.	1,820	117
*		Perry Ellis International Corp.	5,491	117
		Systemax Inc.	6,500	115
*		Coldwater Creek Inc.	21,518	114
		Monro Muffler Brake, Inc.	7,320	113
		Cinemark Holdings Inc.	8,600	112
		Blyth, Inc.	9,324	112
		The Marcus Corp.	7,500	112
*	^	Overstock.com, Inc.	4,262	111
*		Universal Electronics, Inc.	5,289	111
*		Hot Topic, Inc.	20,369	110
*		Leapfrog Enterprises, Inc.	13,180	110
*		Mediacom Communications Corp.	20,480	109
*		Charlotte Russe Holding Inc.	6,000	107
*		PC Mall, Inc.	7,800	106
*		Buffalo Wild Wings Inc.	4,200	104
*		BJ’s Restaurants Inc.	10,556	103
*		Learning Tree International, Inc.	5,981	102
		World Wrestling Entertainment, Inc.	6,600	102
*		Universal Technical Institute Inc.	8,178	102
		Warner Music Group Corp.	14,212	101
*		Rentrak Corp.	7,200	101
*		Unifi, Inc.	39,870	100
*		Stoneridge, Inc.	5,800	99
*		Zumiez Inc.	5,956	99
		CKX, Inc.	11,273	99
		Christopher & Banks Corp.	14,202	97
		Big 5 Sporting Goods Corp.	12,700	96
		Citadel Broadcasting Corp.	77,811	95
		Churchill Downs, Inc.	2,700	94
		Ambassadors Group, Inc.	6,200	93
	^	Talbots Inc.	7,978	92
*		America’s Car-Mart, Inc.	5,000	90
*		Volcom, Inc.	3,714	89
		Entercom Communications Corp.	12,294	86
*		Sturm, Ruger & Co., Inc.	12,176	86
*		Drew Industries, Inc.	5,382	86
	^	Media General, Inc. Class A	7,157	86
*		Morgans Hotel Group	8,300	85

*		Cavco Industries, Inc.	2,610	85
		Journal Communications, Inc.	17,539	85
*		R.H. Donnelley Corp.	27,739	83
		Skyline Corp.	3,500	82
*		Reading International Inc. Class A	10,600	82
*		Peet’s Coffee & Tea Inc.	4,134	82
*		drugstore.com, Inc.	42,841	81
*		Smith & Wesson Holding Corp.	15,460	81
		Haverty Furniture Cos., Inc.	7,948	80
		Cherokee Inc.	3,938	79
*		Audiovox Corp.	7,998	79
*		Knology, Inc.	7,107	78
*		Midas Inc.	5,783	78
	^	Beazer Homes USA, Inc.	14,000	78
		Standard Pacific Corp.	22,938	78
*		Entravision Communications Corp.	18,529	74
*		Alloy, Inc.	10,275	74
*		Stamps.com Inc.	5,950	74
	^	Sealy Corp.	12,647	73
		O’Charley’s Inc.	7,039	71
		bebe stores, inc.	7,350	71
*		Hovnanian Enterprises Inc. Class A	12,376	68
*		New York & Co., Inc.	7,400	68
*		Fisher Communications, Inc.	1,960	68
*		Denny’s Corp.	23,112	66
*		Shutterfly, Inc.	5,200	63
*		Casual Male Retail Group, Inc.	20,575	63
		Spartan Motors, Inc.	8,389	63
		M/I Homes, Inc.	3,900	61
		Standard Motor Products, Inc.	7,500	61
*		Mac-Gray Corp.	5,200	61
*		DSW Inc. Class A	5,151	61
*		AFC Enterprises, Inc.	7,585	61
		Stanley Furniture Co., Inc.	5,600	60
		Strattec Security Corp.	1,725	60
*		Cumulus Media Inc.	15,330	60
*		Lin TV Corp.	9,878	59
*		Shuffle Master, Inc.	11,913	59
*		Steak n Shake Co.	9,282	59
*		Carriage Services, Inc.	8,900	59
*		Daily Journal Corp.	1,428	59
*		Steinway Musical Instruments Inc.	2,200	58
		CPI Corp.	3,100	58
*		Morton’s Restaurant Group Inc.	8,400	58
*		MTR Gaming Group Inc.	12,037	57
*		Maidenform Brands, Inc.	4,200	57
	^	Lee Enterprises, Inc.	14,198	57
*		1-800-FLOWERS.COM, Inc.	8,637	56
	^	Brookfield Homes Corp.	4,479	55
*		Harris Interactive Inc.	27,000	54
*		Fleetwood Enterprises, Inc.	20,400	53
*		PetMed Express, Inc.	4,200	51
*		Tuesday Morning Corp.	12,473	51
		Nautilus Inc.	9,900	50
*		REX Stores Corp.	4,300	50
*		Quantum Fuel Systems Technologies Worldwide, Inc.	16,100	50
*	^	Six Flags, Inc.	42,579	49
*		Famous Dave’s of America, Inc.	6,350	49

*		Riviera Holdings Corp.	4,800	49
		CSS Industries, Inc.	2,010	49
		Stein Mart, Inc.	10,466	47
*		Monarch Casino & Resort, Inc.	4,000	47
*		Gaiam, Inc.	3,441	47
*		Luby’s, Inc.	7,600	46
		Kenneth Cole Productions, Inc.	3,650	46
*		Martha Stewart Living Omnimedia, Inc.	6,130	45
		FTD Group, Inc.	3,400	45
*		Woodbridge Holdings Corp.	39,049	45
		Weyco Group, Inc.	1,696	45
*		Core-Mark Holding Co., Inc.	1,700	45
*		Russ Berrie and Co., Inc.	5,538	44
		Arctic Cat, Inc.	5,600	44
		Bassett Furniture Industries, Inc.	3,700	44
*	^	Conn’s, Inc.	2,700	43
*		ValueVision Media, Inc.	11,940	43
*		Cosi, Inc.	16,980	43
*		Cache, Inc.	3,950	42
		Dover Downs Gaming & Entertainment, Inc.	6,583	42
*		Lazare Kaplan International, Inc.	4,741	42
*		MarineMax, Inc.	5,700	41
*		Lodgian, Inc.	5,200	41
*		Saga Communications, Inc.	8,100	41
		Triarc Cos., Inc. Class A	6,100	39
		PRIMEDIA Inc.	8,292	39
		AH Belo Corp.	6,710	38
*		Multimedia Games Inc.	8,500	38
*		Bluegreen Corp.	6,200	38
		Lennar Corp. Class B	3,364	37
*		Empire Resorts Inc.	12,697	37
*		Amerigon Inc.	5,200	37
*	^	Source Interlink Cos., Inc.	16,591	37
		Koss Corp.	2,101	36
*		Great Wolf Resorts, Inc.	8,318	36
*		4Kids Entertainment Inc.	4,900	36
*		Interstate Hotels & Resorts, Inc.	13,982	36
*		Playboy Enterprises, Inc. Class B	7,200	36
*		Ashworth, Inc.	10,078	35
*		New Motion, Inc.	8,417	35
*		A.C. Moore Arts & Crafts, Inc.	4,858	34
		Marine Products Corp.	5,136	34
*		Retail Ventures, Inc.	7,300	34
*		LodgeNet Interactive Corp.	6,600	32
		Gray Television, Inc.	11,200	32
*		Viacom Inc. Class A	1,040	32
		Libbey, Inc.	4,200	31
*		Select Comfort Corp.	18,937	31
*		Westwood One, Inc.	24,568	31
*		The Princeton Review, Inc.	4,500	30
*		Shoe Carnival, Inc.	2,550	30
		Dover Motorsports, Inc.	5,900	30
*		Build-A-Bear-Workshop, Inc.	3,900	28
		Monaco Coach Corp.	9,194	28
*		Nexstar Broadcasting Group, Inc.	6,817	28
*		Isle of Capri Casinos, Inc.	5,797	28
*		McCormick & Schmick’s Seafood Restaurants, Inc.	2,860	28
		Lithia Motors, Inc.	5,600	28
*		Youbet.com, Inc.	21,280	27

*		Mothers Work, Inc.	2,634	27
*		Emmis Communications, Inc.	10,365	26
		Lifetime Brands, Inc.	3,200	26
		Books-a-Million Inc.	3,400	26
*		Eddie Bauer Holding, Inc.	6,247	26
*		Radio One, Inc. Class D	20,091	26
*		G-III Apparel Group, Ltd.	2,000	25
*		Benihana Inc. Class A	3,860	25
*		dELiA*S, Inc.	11,858	24
*		Heelys Inc.	5,550	23
*		Ruth’s Hospitality Group Inc.	4,202	22
*		Trump Entertainment Resorts, Inc.	11,058	21
		GateHouse Media, Inc.	8,499	21
*		Trans World Entertainment Corp.	7,150	20
		CBS Corp. Class A	1,040	20
*		Palm Harbor Homes, Inc.	3,600	20
*		Radio One, Inc.	14,000	20
		Beasley Broadcast Group, Inc.	4,235	19
*		Design Within Reach Inc.	5,339	19
*		Rubio’s Restaurants, Inc.	3,622	18
*		Nexcen Brands, Inc.	32,292	18
*		Blockbuster Inc. Class B	8,811	18
*		Cost Plus, Inc.	7,100	18
*	^	WCI Communities, Inc.	12,150	18
*		Jamba Inc.	9,207	17
*		West Marine, Inc.	4,100	17
*		Century Casinos, Inc.	5,100	17
*		Hartmarx Corp.	7,700	17
*		iRobot Corp.	1,145	16
		Hooker Furniture Corp.	900	16
		Carmike Cinemas, Inc.	2,600	15
*		Premier Exhibitions Inc.	3,300	15
*		Hollywood Media Corp.	6,000	15
*		Kirkland’s, Inc.	6,400	14
*		Progressive Gaming International Corp.	11,136	14
*		Navarre Corp.	8,214	13
*		Spanish Broadcasting System, Inc.	11,100	13
*		Emerson Radio Corp.	9,600	12
*		Pomeroy IT Solutions, Inc.	2,700	12
*		Benihana Inc.	1,930	12
		Noble International, Ltd.	2,700	12
		Bon-Ton Stores, Inc.	2,200	12
*		Regent Communications, Inc.	11,300	10
*		Coachmen Industries, Inc.	4,740	10
*		Dorman Products, Inc.	1,217	10
*		Town Sports International Holdings, Inc.	1,000	9
		Escalade, Inc.	1,686	9
		Shiloh Industries, Inc.	900	8
*		California Coastal Communities, Inc.	2,111	8
		Flexsteel Industries, Inc.	701	8
*		Tarragon Corp.	4,500	8
		Salem Communications Corp.	3,960	8
*		Charles & Colvard Ltd.	6,925	8
*		Outdoor Channel Holdings Inc.	1,100	8
*		Fairchild Corp.	3,570	8
*	^	Syntax-Brillian Corp.	14,425	8
*		Ambassadors International, Inc.	1,700	7
*		Magna Entertainment Corp. Class A	12,593	7
*		The Dixie Group, Inc.	1,011	7

*		Concord Camera Corp.	1,780	6
		Craftmade International, Inc.	960	6
		News Corp., Class B	400	6
*		S&K Famous Brands Inc.	1,795	6
	^	Orleans Homebuilders, Inc.	1,500	5
*		Rocky Brands Inc	1,000	5
*		Joe’s Jeans, Inc.	4,000	5
*		Carrols Restaurant Group Inc.	844	4
		Collectors Universe, Inc.	500	4
*		Lakes Entertainment, Inc.	600	4
*		Red Lion Hotels Corp.	400	3
*		Gander Mountain Co.	800	3
*		Culp, Inc.	400	3
*		Buca, Inc.	6,206	2
*		Proliance International Inc.	2,412	2
*		Tarrant Apparel Group, Inc.	3,500	2
*		DEI Holdings, Inc.	1,000	2
*		WPT Enterprises Inc.	1,600	2
		Cobra Electronics Corp.	398	1
*		Young Broadcasting Inc.	5,997	1
*		Comstock Homebuilding Cos., Inc.	1,367	0
*		Celebrate Express, Inc.	100	0
*		SPAR Group, Inc.	300	0
*		Gadzooks, Inc.	4,700	0
				471,718
Consumer Staples (5.4%)
		The Procter & Gamble Co.	1,164,398	70,807
		Wal-Mart Stores, Inc.	909,357	51,106
		The Coca-Cola Co.	791,322	41,133
		Philip Morris International Inc.	796,892	39,358
		PepsiCo, Inc.	606,032	38,538
		CVS/Caremark Corp.	541,882	21,442
		Anheuser-Busch Cos., Inc.	277,873	17,261
		Kraft Foods Inc.	581,306	16,538
		Altria Group, Inc.	798,142	16,410
		Colgate-Palmolive Co.	193,423	13,366
		Walgreen Co.	376,103	12,227
		Costco Wholesale Corp.	165,031	11,575
		Kimberly-Clark Corp.	159,067	9,509
		General Mills, Inc.	127,918	7,774
		Archer-Daniels-Midland Co.	219,671	7,414
		The Kroger Co.	243,358	7,026
		Sysco Corp.	228,862	6,296
		Avon Products, Inc.	162,527	5,854
		H.J. Heinz Co.	120,013	5,743
		Wm. Wrigley Jr. Co.	66,303	5,157
		Kellogg Co.	103,416	4,966
		Bunge Ltd.	45,925	4,946
		Safeway, Inc.	167,536	4,783
*		Lorillard, Inc.	65,995	4,564
		ConAgra Foods, Inc.	185,245	3,572
		Sara Lee Corp.	269,663	3,303
		Reynolds American Inc.	67,338	3,143
		UST, Inc.	56,820	3,103
		Campbell Soup Co.	87,755	2,936
		The Clorox Co.	52,678	2,750
		Molson Coors Brewing Co. Class B	46,686	2,536
		SuperValu Inc.	80,458	2,485
*		Dr. Pepper Snapple Group, Inc.	95,877	2,012

		The Hershey Co.	60,160	1,972
		Coca-Cola Enterprises, Inc.	111,710	1,933
		The Estee Lauder Cos. Inc. Class A	38,926	1,808
		Brown-Forman Corp. Class B	21,625	1,634
		McCormick & Co., Inc.	44,017	1,570
		Tyson Foods, Inc.	103,276	1,543
		The Pepsi Bottling Group, Inc.	54,615	1,525
*		Energizer Holdings, Inc.	20,851	1,524
*		Constellation Brands, Inc. Class A	73,340	1,457
		Church & Dwight, Inc.	25,255	1,423
		Corn Products International, Inc.	28,650	1,407
		Whole Foods Market, Inc.	53,072	1,257
*		Central European Distribution Corp.	15,650	1,160
*		Dean Foods Co.	57,579	1,130
		Hormel Foods Corp.	28,397	983
*		BJ’s Wholesale Club, Inc.	25,266	978
		Wm. Wrigley Jr. Co. Class B	12,050	937
*		Smithfield Foods, Inc.	46,459	924
		Flowers Foods, Inc.	32,319	916
		Alberto-Culver Co.	33,705	885
*		Hansen Natural Corp.	28,625	825
		J.M. Smucker Co.	20,038	814
		Herbalife Ltd.	19,200	744
*		NBTY, Inc.	22,794	731
		Del Monte Foods Co.	76,603	544
		Longs Drug Stores, Inc.	12,225	515
*		Darling International, Inc.	30,807	509
		Ruddick Corp.	14,609	501
		PepsiAmericas, Inc.	25,201	498
*		Ralcorp Holdings, Inc.	9,533	471
		Universal Corp. (VA)	10,300	466
		Casey’s General Stores, Inc.	18,225	422
*		Chattem, Inc.	6,405	417
*		Bare Escentuals, Inc.	21,737	407
*		Winn-Dixie Stores, Inc.	23,966	384
*		Hain Celestial Group, Inc.	15,935	374
*	^	Rite Aid Corp.	219,938	350
		Nu Skin Enterprises, Inc.	21,901	327
*		United Natural Foods, Inc.	16,100	314
		Lancaster Colony Corp.	10,051	304
*		American Oriental Bioengineering, Inc.	26,700	264
*		Green Mountain Coffee Roasters, Inc.	6,870	258
*		Chiquita Brands International, Inc.	16,436	249
		Pilgrim’s Pride Corp.	18,944	246
*		TreeHouse Foods Inc.	9,911	240
*		Alliance One International, Inc.	46,788	239
		Sanderson Farms, Inc.	6,919	239
	^	Tootsie Roll Industries, Inc.	8,897	224
		Vector Group Ltd.	13,204	213
		J & J Snack Foods Corp.	7,400	203
		The Andersons, Inc.	4,800	195
		Nash-Finch Co.	5,656	194
*		The Great Atlantic & Pacific Tea Co., Inc.	7,826	179
		Spartan Stores, Inc.	7,200	166
		Lance, Inc.	8,300	156
		WD-40 Co.	5,012	147
*		Boston Beer Co., Inc. Class A	3,300	134
*		Elizabeth Arden, Inc.	8,538	130
		Weis Markets, Inc.	3,952	128

*	^	USANA Health Sciences, Inc.	4,350	117
		Arden Group Inc. Class A	790	100
		Inter Parfums, Inc.	6,225	93
	^	Cal-Maine Foods, Inc.	2,800	92
		Reddy Ice Holdings, Inc.	6,613	90
*		The Pantry, Inc.	8,400	90
*	^	Lifeway Foods, Inc.	7,522	89
		Ingles Markets, Inc.	3,800	89
*		Nutraceutical International Corp.	7,300	88
*		Prestige Brands Holdings Inc.	7,635	81
		Diamond Foods, Inc.	3,433	79
*		Omega Protein Corp.	4,700	70
		Griffin Land & Nurseries, Inc.	2,257	69
		Coca-Cola Bottling Co.	1,700	63
		Alico, Inc.	1,667	58
*		Central Garden & Pet Co. Class A	13,550	56
*		Zapata Corp.	7,900	55
		Farmer Brothers, Inc.	2,598	55
*		Revlon, Inc. Class A	64,062	54
		Oil-Dri Corp. of America	2,500	45
		National Beverage Corp.	5,760	42
		PriceSmart, Inc.	1,939	38
*		John B. Sanfilippo & Son, Inc.	4,200	37
		Mannatech, Inc.	6,650	36
*		Medifast, Inc.	6,400	34
*		Spectrum Brands Inc.	12,900	33
*		Central Garden and Pet Co.	6,775	31
*		Parlux Fragrances, Inc.	5,800	29
*	^	Jones Soda Co.	6,300	20
		Imperial Sugar Co.	1,200	19
*		Star Scientific, Inc.	13,862	17
		Schiff Nutrition International, Inc.	2,700	15
		Calavo Growers, Inc.	1,100	13
		MGP Ingredients, Inc.	2,300	13
*		Physicians Formula Holdings, Inc.	900	8
*		Susser Holdings Corp.	800	8
*		Monterey Pasta Co.	2,700	5
*		Integrated Biopharma, Inc.	1,900	5
*		Vermont Pure Holdings, Ltd.	800	1
				492,257
Energy (8.9%)
		ExxonMobil Corp.	2,023,952	178,371
		Chevron Corp.	785,792	77,896
		ConocoPhillips Co.	561,198	52,971
		Schlumberger Ltd.	453,263	48,694
		Occidental Petroleum Corp.	311,284	27,972
		Devon Energy Corp.	160,056	19,232
*		Transocean, Inc.	120,320	18,336
		Halliburton Co.	333,750	17,712
		Apache Corp.	126,060	17,522
		Marathon Oil Corp.	269,416	13,975
*		National Oilwell Varco Inc.	157,113	13,939
		Hess Corp.	109,371	13,802
		XTO Energy, Inc.	193,260	13,240
		Anadarko Petroleum Corp.	176,896	13,239
*		Weatherford International Ltd.	257,211	12,755
		EOG Resources, Inc.	93,689	12,292
		Chesapeake Energy Corp.	185,420	12,230
		Baker Hughes, Inc.	117,481	10,261

	Williams Cos., Inc.	222,047	8,951
	Peabody Energy Corp.	100,996	8,893
	Valero Energy Corp.	208,909	8,603
	CONSOL Energy, Inc.	69,194	7,775
	Spectra Energy Corp.	240,100	6,900
	Murphy Oil Corp.	68,287	6,696
	Noble Corp.	101,846	6,616
	Noble Energy, Inc.	65,408	6,577
	Smith International, Inc.	76,164	6,332
*	Southwestern Energy Co.	129,575	6,169
	El Paso Corp.	265,861	5,780
*	Ultra Petroleum Corp.	57,907	5,686
*	Nabors Industries, Inc.	107,766	5,305
*	Cameron International Corp.	83,242	4,607
	ENSCO International, Inc.	54,704	4,417
	Arch Coal, Inc.	54,476	4,087
*	Petrohawk Energy Corp.	83,054	3,846
*	FMC Technologies Inc.	49,468	3,806
	Range Resources Corp.	57,148	3,745
	Diamond Offshore Drilling, Inc.	26,371	3,669
	Pioneer Natural Resources Co.	45,509	3,562
	BJ Services Co.	111,520	3,562
*	Denbury Resources, Inc.	93,000	3,395
*	Newfield Exploration Co.	49,852	3,253
*	Plains Exploration & Production Co.	42,924	3,132
*	Pride International, Inc.	63,506	3,003
	Massey Energy Co.	30,549	2,864
	Helmerich & Payne, Inc.	39,390	2,837
*	Alpha Natural Resources, Inc.	26,586	2,773
	Cabot Oil & Gas Corp.	37,300	2,526
*	Forest Oil Corp.	31,770	2,367
	Cimarex Energy Co.	31,357	2,185
	Patterson-UTI Energy, Inc.	58,618	2,113
	Rowan Cos., Inc.	42,570	1,990
	Sunoco, Inc.	44,958	1,829
*	SandRidge Energy, Inc.	26,844	1,734
*	Whiting Petroleum Corp.	16,124	1,710
*	Superior Energy Services, Inc.	30,995	1,709
*	Exterran Holdings, Inc.	23,750	1,698
*	Oceaneering International, Inc.	21,070	1,623
*	Patriot Coal Corp.	10,259	1,573
	St. Mary Land & Exploration Co.	23,907	1,545
	Foundation Coal Holdings, Inc.	17,400	1,541
*	Quicksilver Resources, Inc.	39,450	1,524
*	Unit Corp.	18,150	1,506
*	Encore Acquisition Co.	19,600	1,474
*	Comstock Resources, Inc.	17,200	1,452
*	Helix Energy Solutions Group, Inc.	32,972	1,373
*	Atwood Oceanics, Inc.	10,932	1,359
*	Kinder Morgan Management, LLC	25,185	1,356
*	Continental Resources, Inc.	19,165	1,329
*	Hercules Offshore, Inc.	33,722	1,282
*	Dresser Rand Group, Inc.	32,522	1,272
*	EXCO Resources, Inc.	33,925	1,252
	Tidewater Inc.	19,211	1,249
	Penn Virginia Corp.	16,150	1,218
*	Core Laboratories N.V.	8,400	1,196
*	Oil States International, Inc.	18,715	1,187
*	W-H Energy Services, Inc.	11,900	1,139

*	Mariner Energy Inc.		30,180	1,116
Tesoro Corp.			52,100	1,030
*	IHS Inc. Class A		14,197	988
Frontier Oil Corp.			39,864	953
Overseas Shipholding Group Inc.			11,259	895
Berry Petroleum Class A			14,400	848
*	Swift Energy Co.		11,400	753
*	SEACOR Holdings Inc.		8,326	745
*		Carrizo Oil & Gas, Inc.	10,607	722
*		Dril-Quip, Inc.	11,445	721
*		Arena Resources, Inc.	13,500	713
*		Bill Barrett Corp.	11,892	707
*		Concho Resources, Inc.	18,711	698
		W&T Offshore, Inc.	11,897	696
*		TETRA Technologies, Inc.	28,750	682
*		Stone Energy Corp.	10,290	678
*		Delta Petroleum Corp.	26,334	672
*		Global Industries Ltd.	37,174	667
*		Complete Production Services, Inc.	18,007	656
*	^	International Coal Group, Inc.	50,163	655
*		Willbros Group, Inc.	14,575	639
		Atlas America, Inc.	14,173	638
*		Grey Wolf, Inc.	69,310	626
*		Goodrich Petroleum Corp.	7,314	606
		Holly Corp.	16,386	605
*		BPZ Energy, Inc.	20,000	588
*		Rosetta Resources, Inc.	19,800	564
*		ION Geophysical Corp.	32,025	559
*		James River Coal Co.	9,388	551
*		Oilsands Quest, Inc.	83,288	541
		Crosstex Energy, Inc.	15,108	524
*		Hornbeck Offshore Services, Inc.	9,100	514
*		Bristow Group, Inc.	10,200	505
*		Contango Oil & Gas Co.	5,402	502
*		CNX Gas Corp.	11,693	492
		Lufkin Industries, Inc.	5,800	483
		CARBO Ceramics Inc.	8,000	467
*		McMoRan Exploration Co.	16,322	449
*		ATP Oil & Gas Corp.	11,254	444
*		Parker Drilling Co.	42,200	422
*		PetroQuest Energy, Inc.	15,600	420
*		Gulfmark Offshore, Inc.	7,100	413
*		Petroleum Development Corp.	5,891	392
*		Warren Resources Inc.	25,020	367
*		Pioneer Drilling Co.	19,108	359
*		Newpark Resources, Inc.	42,921	337
*		NATCO Group Inc.	5,400	294
*		Parallel Petroleum Corp.	14,040	283
*		T-3 Energy Services, Inc.	3,300	262
*		Cal Dive International, Inc.	18,255	261
		Gulf Island Fabrication, Inc.	5,314	260
*		PHI Inc. Non-Voting Shares	6,324	254
		RPC Inc.	14,825	249
		General Maritime Corp.	9,554	248
*		Bois d’Arc Energy, Inc.	10,158	247
*		Gasco Energy Inc.	58,546	243
*		Clayton Williams Energy, Inc.	2,188	241
*		USEC Inc.	39,530	240
*		Veneco Inc.	10,166	236

		World Fuel Services Corp.	9,995	219
*		Trico Marine Services, Inc.	5,968	217
*		Brigham Exploration Co.	13,179	209
*		Matrix Service Co.	8,900	205
*		Allis-Chalmers Energy Inc.	11,386	203
*	^	Enbridge Energy Management LLC	3,809	195
*		Harvest Natural Resources, Inc.	17,000	188
*		TXCO Resources Inc.	15,553	183
*		ENGlobal Corp.	12,800	182
*		Vaalco Energy, Inc.	19,700	167
*		Basic Energy Services Inc.	5,181	163
*		Energy Partners, Ltd.	10,536	157
*		CVR Energy, Inc.	7,600	146
*		Rentech, Inc.	75,400	143
*		Callon Petroleum Co.	5,161	141
*		GMX Resources Inc.	1,900	141
*		Endeavor International Corp.	61,900	134
	^	Western Refining, Inc.	11,300	134
*		Superior Well Services, Inc.	4,136	131
*		Natural Gas Services Group	4,000	122
*		Gulfport Energy Corp.	6,900	114
*		Dawson Geophysical Co.	1,900	113
*		Clean Energy Fuels Corp.	9,800	113
*		The Meridian Resource Corp.	36,700	108
*		OYO Geospace Corp.	1,824	108
*	^	Tri-Valley Corp.	13,900	103
*	^	VeraSun Energy Corp.	23,621	98
*		Toreador Resources Corp.	11,152	95
*		Double Eagle Petroleum Co.	5,123	93
*	^	Evergreen Energy, Inc.	52,194	91
*		Abraxas Petroleum Corp.	16,718	90
*		Union Drilling, Inc.	4,000	87
*		Harken Energy Corp.	7,047	81
		Arlington Tankers Ltd.	3,500	81
*		Bronco Drilling Co., Inc.	4,414	81
*	^	Cheniere Energy, Inc.	17,600	77
*	^	SulphCo, Inc.	31,693	72
*		Credo Pete Corp.	5,050	70
*		FX Energy, Inc.	13,100	69
*		Aventine Renewable Energy Holdings, Inc.	13,300	59
*		Syntroleum Corp.	26,257	45
*		Pacific Ethanol, Inc.	22,380	41
*	^	Transmeridian Exploration Inc.	60,319	38
		Panhandle Royalty Co.	1,100	37
*		Aurora Oil & Gas Corp.	83,192	36
		Alon USA Energy, Inc.	2,797	33
*	^	GeoGlobal Resources Inc.	15,000	32
*		CanArgo Energy Corp.	105,700	31
*		Uranium Resources Inc.	8,100	30
*		Edge Petroleum Corp.	5,500	30
*		Cano Petroleum Inc.	3,700	29
		Delek US Holdings, Inc.	2,400	22
*		Westmoreland Coal Co.	1,000	21
*	^	Verenium Corp.	10,661	21
*		Bolt Technology Corp.	900	20
*		Quest Resource Corp.	1,700	19
*		American Oil & Gas Inc.	4,017	16
		Barnwell Industries, Inc.	1,000	13
*		Geokinetics Inc.	600	11

*	Ngas Resources Inc.	1,000	9
*	BMB Munai Inc.	1,500	9
*	Mitcham Industries, Inc.	300	5
			806,242
Financials (8.6%)
	JPMorgan Chase & Co.	1,306,292	44,819
	Bank of America Corp.	1,680,480	40,113
	Citigroup, Inc.	1,969,725	33,013
	Wells Fargo & Co.	1,205,679	28,635
	American International Group, Inc.	906,939	23,998
	The Goldman Sachs Group, Inc.	134,892	23,593
	U.S. Bancorp	654,661	18,258
	Bank of New York Mellon Corp.	432,754	16,371
	American Express Co.	393,864	14,837
	MetLife, Inc.	268,935	14,192
	Morgan Stanley	376,938	13,596
	Wachovia Corp.	810,734	12,591
	AFLAC Inc.	184,281	11,573
	Merrill Lynch & Co., Inc.	349,226	11,074
*	Berkshire Hathaway Inc. Class A	89	10,747
	State Street Corp.	161,956	10,364
	The Travelers Cos., Inc.	235,347	10,214
	Prudential Financial, Inc.	168,384	10,059
	The Allstate Corp.	202,026	9,210
	Fannie Mae	404,002	7,882
	The Hartford Financial Services Group Inc.	119,170	7,695
	Charles Schwab Corp.	374,294	7,688
	Simon Property Group, Inc. REIT	84,622	7,607
	PNC Financial Services Group	131,139	7,488
	CME Group, Inc.	18,626	7,137
	ACE Ltd.	125,260	6,901
	The Chubb Corp.	140,589	6,890
	Loews Corp.	123,912	5,811
	Franklin Resources Corp.	63,332	5,804
	Capital One Financial Corp.	141,655	5,384
	T. Rowe Price Group Inc.	95,015	5,365
	ProLogis REIT	97,948	5,323
	Marsh & McLennan Cos., Inc.	197,672	5,248
	Northern Trust Corp.	75,485	5,176
	Aon Corp.	104,614	4,806
	BB&T Corp.	208,095	4,738
	Lincoln National Corp.	102,357	4,639
	SunTrust Banks, Inc.	127,446	4,616
	Vornado Realty Trust REIT	52,349	4,607
	Progressive Corp. of Ohio	243,946	4,567
	Lehman Brothers Holdings, Inc.	224,472	4,447
	The Principal Financial Group, Inc.	98,113	4,118
	Boston Properties, Inc. REIT	45,381	4,094
*	Berkshire Hathaway Inc. Class B	1,007	4,040
	Freddie Mac	245,433	4,025
	Equity Residential REIT	103,174	3,949
	Public Storage, Inc. REIT	48,645	3,930
	Invesco, Ltd.	159,800	3,832
	Ameriprise Financial, Inc.	86,191	3,505
*	SLM Corp.	176,649	3,418
	Leucadia National Corp.	67,488	3,168
	Annaly Mortgage Management Inc. REIT	200,800	3,114
	Kimco Realty Corp. REIT	86,567	2,988
	Hudson City Bancorp, Inc.	177,887	2,967

	Genworth Financial Inc.	164,632	2,932
	General Growth Properties Inc. REIT	83,508	2,925
	Moody’s Corp.	83,623	2,880
	Regions Financial Corp.	263,339	2,873
	HCP, Inc. REIT	89,258	2,839
	Nymex Holdings Inc.	33,532	2,833
	Plum Creek Timber Co. Inc. REIT	65,589	2,801
	Unum Group	132,722	2,714
	Avalonbay Communities, Inc. REIT	29,455	2,626
	Host Hotels & Resorts Inc. REIT	188,967	2,579
	NYSE Euronext	50,400	2,553
	Assurant, Inc.	38,142	2,516
*	IntercontinentalExchange Inc.	21,400	2,440
	Safeco Corp.	34,190	2,296
	Ventas, Inc. REIT	52,485	2,234
	Legg Mason Inc.	50,337	2,193
	Discover Financial Services	163,694	2,156
	Torchmark Corp.	35,063	2,056
	People’s United Financial Inc.	131,217	2,047
	KeyCorp	183,895	2,019
	Fifth Third Bancorp	195,544	1,991
	New York Community Bancorp, Inc.	110,897	1,978
	M & T Bank Corp.	27,215	1,920
	Everest Re Group, Ltd.	23,900	1,905
	AMB Property Corp. REIT	37,646	1,897
	SL Green Realty Corp. REIT	22,545	1,865
	Willis Group Holdings Ltd.	54,659	1,715
	The Macerich Co. REIT	27,585	1,714
	American Capital Strategies, Ltd.	71,450	1,698
	Washington Mutual, Inc.	342,751	1,690
	Eaton Vance Corp.	41,903	1,666
*	TD Ameritrade Holding Corp.	91,232	1,650
	Janus Capital Group Inc.	62,039	1,642
	Axis Capital Holdings Ltd.	54,500	1,625
	Developers Diversified Realty Corp. REIT	45,710	1,587
	Regency Centers Corp. REIT	26,505	1,567
	Federal Realty Investment Trust REIT	22,428	1,548
	Cincinnati Financial Corp.	60,272	1,531
	Sovereign Bancorp, Inc.	205,780	1,515
	W.R. Berkley Corp.	62,254	1,504
	Comerica, Inc.	57,439	1,472
	PartnerRe Ltd.	21,176	1,464
	Health Care Inc. REIT	32,686	1,455
	Marshall & Ilsley Corp.	91,372	1,401
*	Nasdaq Stock Market Inc.	52,751	1,401
	XL Capital Ltd. Class A	67,901	1,396
*	CB Richard Ellis Group, Inc.	69,681	1,338
*	Markel Corp.	3,630	1,332
	White Mountains Insurance Group Inc.	3,073	1,318
	Rayonier Inc. REIT	30,005	1,274
*	Affiliated Managers Group, Inc.	13,863	1,249
	Duke Realty Corp. REIT	55,427	1,244
	Apartment Investment & Management Co. Class A REIT	36,344	1,238
	Zions Bancorp	38,507	1,213
	SEI Investments Co.	51,508	1,211
^	The St. Joe Co.	34,909	1,198
	Federated Investors, Inc.	34,674	1,194

		Alexandria Real Estate Equities, Inc. REIT	12,128	1,181
*		Arch Capital Group Ltd.	17,537	1,163
		UDR, Inc. REIT	51,655	1,156
		Liberty Property Trust REIT	34,835	1,155
		Nationwide Health Properties, Inc. REIT	36,087	1,136
	^	National City Corp.	231,475	1,104
		RenaissanceRe Holdings Ltd.	23,600	1,054
		Waddell & Reed Financial, Inc.	29,987	1,050
		Essex Property Trust, Inc. REIT	9,528	1,015
		Cullen/Frost Bankers, Inc.	20,246	1,009
		Old Republic International Corp.	83,833	993
		Fidelity National Financial, Inc. Class A	77,985	983
		Raymond James Financial, Inc.	37,205	982
		Taubman Co. REIT	20,100	978
		Protective Life Corp.	25,510	971
		Digital Realty Trust, Inc. REIT	23,550	963
		Allied Capital Corp.	67,697	940
		Countrywide Financial Corp.	220,449	937
		HCC Insurance Holdings, Inc.	44,139	933
		Camden Property Trust REIT	20,980	929
		Synovus Financial Corp.	106,333	928
		Commerce Bancshares, Inc.	23,324	925
		StanCorp Financial Group, Inc.	19,098	897
		Associated Banc-Corp.	46,257	892
	^	Realty Income Corp. REIT	39,081	889
		Bank of Hawaii Corp.	18,573	888
		Hospitality Properties Trust REIT	36,170	885
		Weingarten Realty Investors REIT	29,134	883
		Mack-Cali Realty Corp. REIT	25,689	878
		Nationwide Financial Services, Inc.	18,075	868
		The Hanover Insurance Group Inc.	20,143	856
		Arthur J. Gallagher & Co.	35,501	856
		Senior Housing Properties Trust REIT	43,324	846
		BRE Properties Inc. Class A REIT	19,415	840
		Douglas Emmett, Inc. REIT	37,259	819
*		Philadelphia Consolidated Holding Corp.	23,687	805
		Brown & Brown, Inc.	46,241	804
		First American Corp.	29,607	782
		CapitalSource Inc. REIT	70,502	781
		Forest City Enterprise Class A	24,018	774
		Aspen Insurance Holdings Ltd.	32,630	772
		Huntington Bancshares Inc.	133,317	769
		Apollo Investment Corp.	53,674	769
		American Financial Group, Inc.	28,305	757
		UnionBanCal Corp.	18,644	754
		CIT Group Inc.	108,514	739
	^	Jefferies Group, Inc.	43,328	729
		Jones Lang LaSalle Inc.	12,011	723
		Valley National Bancorp	45,811	722
*		Conseco, Inc.	70,966	704
		Highwood Properties, Inc. REIT	22,155	696
		Potlatch Corp. REIT	15,388	694
		Wilmington Trust Corp.	25,991	687
*		Alleghany Corp.	2,043	678
		BioMed Realty Trust, Inc. REIT	27,600	677
		iStar Financial Inc. REIT	50,928	673
		Fulton Financial Corp.	66,847	672
		City National Corp.	15,878	668

	^	Popular, Inc.	100,809	664
		Platinum Underwriters Holdings, Ltd.	19,900	649
*		Knight Capital Group, Inc. Class A	35,768	643
		Endurance Specialty Holdings Ltd.	20,600	634
		Corporate Office Properties Trust, Inc. REIT	18,092	621
		Astoria Financial Corp.	30,695	616
		Erie Indemnity Co. Class A	13,266	612
		IPC Holdings Ltd.	22,900	608
		Washington Federal Inc.	33,590	608
		Home Properties, Inc. REIT	12,589	605
*		MSCI, Inc.-Class A Shares	16,661	605
*		SVB Financial Group	12,524	603
		Kilroy Realty Corp. REIT	12,800	602
		HRPT Properties Trust REIT	88,060	596
		National Retail Properties REIT	28,209	590
		Transatlantic Holdings, Inc.	10,370	586
		Allied World Assurance Holdings, Ltd.	14,765	585
		Entertainment Properties Trust REIT	11,734	580
		Westamerica Bancorporation	11,018	579
		Hilb, Rogal and Hamilton Co.	13,200	574
*		Investment Technology Group, Inc.	17,137	573
*		ProAssurance Corp.	11,900	573
		UMB Financial Corp.	11,021	565
		Washington REIT	18,753	564
		CBL & Associates Properties, Inc. REIT	24,388	557
*	^	E*TRADE Financial Corp.	175,100	550
		Montpelier Re Holdings Ltd.	36,708	541
		DCT Industrial Trust Inc. REIT	65,237	540
		First Horizon National Corp.	72,238	537
		TFS Financial Corp.	46,004	533
		TCF Financial Corp.	44,243	532
		Reinsurance Group of America, Inc.	12,187	530
		First Niagara Financial Group, Inc.	40,600	522
		Brandywine Realty Trust REIT	32,937	519
		Unitrin, Inc.	18,751	517
		FirstMerit Corp.	31,660	516
		Post Properties, Inc. REIT	17,154	510
		Zenith National Insurance Corp.	14,428	507
		BancorpSouth, Inc.	28,921	506
*		Interactive Brokers Group, Inc.	15,725	505
		Mid-America Apartment Communities, Inc. REIT	9,758	498
		Mercury General Corp.	10,655	498
		BOK Financial Corp.	9,212	492
		Whitney Holdings Corp.	26,133	478
		NewAlliance Bancshares, Inc.	37,881	473
		Healthcare Realty Trust Inc. REIT	19,597	466
		First Industrial Realty Trust REIT	16,864	463
		Susquehanna Bancshares, Inc.	33,218	455
		International Bancshares Corp.	21,120	451
		Tanger Factory Outlet Centers, Inc. REIT	12,278	441
		Extra Space Storage Inc. REIT	28,679	441
		Odyssey Re Holdings Corp.	12,400	440
		Omega Healthcare Investors, Inc. REIT	26,366	439
		American Campus Communities, Inc. REIT	15,186	423
		Assured Guaranty Ltd.	23,375	421
		MFA Mortgage Investments, Inc. REIT	64,200	419
		EastGroup Properties, Inc. REIT	9,500	408
		Equity Lifestyle Properties, Inc. REIT	9,250	407
		Prosperity Bancshares, Inc.	15,105	404

*		Argo Group International Holdings	12,017	403
		Delphi Financial Group, Inc.	17,314	401
		DiamondRock Hospitality Co. REIT	36,785	401
		R.L.I. Corp.	8,030	397
		F.N.B. Corp.	33,275	392
		LaSalle Hotel Properties REIT	15,560	391
		Employers Holdings, Inc.	18,839	390
		Sunstone Hotel Investors, Inc. REIT	23,175	385
		Selective Insurance Group	20,500	385
*	^	AmeriCredit Corp.	44,073	380
		optionsXpress Holdings Inc.	16,867	377
		Webster Financial Corp.	20,180	375
		Ares Capital Corp.	37,082	374
		United Bankshares, Inc.	15,925	365
		Pennsylvania REIT	15,649	362
		National Penn Bancshares Inc.	27,194	361
		Max Re Capital Ltd.	16,900	360
		Hancock Holding Co.	9,155	360
		Old National Bancorp	25,224	360
		First Midwest Bancorp, Inc.	19,254	359
		Colonial Properties Trust REIT	17,811	357
		Cash America International Inc.	11,287	350
		Inland Real Estate Corp. REIT	23,654	341
		Cousins Properties, Inc. REIT	14,678	339
		PS Business Parks, Inc. REIT	6,502	336
		Provident Financial Services Inc.	23,626	331
	^	Umpqua Holdings Corp.	27,027	328
	^	MBIA, Inc.	74,356	326
*		PHH Corp.	21,247	326
		The Phoenix Cos., Inc.	42,230	321
*		Signature Bank	12,431	320
		Lexington Realty Trust REIT	23,393	319
	^	Greenhill & Co., Inc.	5,900	318
		Trustmark Corp.	17,803	314
		Infinity Property & Casualty Corp.	7,541	313
		Glacier Bancorp, Inc.	19,028	304
		City Holding Co.	7,327	299
	^	Colonial BancGroup, Inc.	67,340	298
	^	PrivateBancorp, Inc.	9,541	290
		First Commonwealth Financial Corp.	30,333	283
		National Financial Partners Corp.	14,225	282
		MGIC Investment Corp.	46,117	282
		Equity One, Inc. REIT	13,683	281
		Strategic Hotels and Resorts, Inc. REIT	29,600	277
*		FCStone Group, Inc.	9,600	268
		Horace Mann Educators Corp.	19,085	268
		National Health Investors REIT	9,300	265
		Capitol Federal Financial	6,944	261
		FelCor Lodging Trust, Inc. REIT	24,868	261
*		Forestar Real Estate Group, Inc.	13,641	260
		Investors Real Estate Trust REIT	27,224	260
		First Citizens BancShares Class A	1,859	259
		Cedar Shopping Centers, Inc. REIT	21,900	257
		Community Bank System, Inc.	12,400	256
		TrustCo Bank NY	34,459	256
		NBT Bancorp, Inc.	12,353	255
	^	NorthStar Realty Finance Corp. REIT	30,458	253
		Bank Mutual Corp.	25,071	252
	^	Redwood Trust, Inc. REIT	10,776	246

*		MF Global Ltd.	38,655	244
		Ashford Hospitality Trust REIT	52,665	243
		Brookline Bancorp, Inc.	25,089	240
*		PICO Holdings, Inc.	5,496	239
		Franklin Street Properties Corp. REIT	18,887	239
		First Financial Bankshares, Inc.	5,210	239
*		Hilltop Holdings Inc.	23,038	238
		Pacific Capital Bancorp	17,202	237
*		World Acceptance Corp.	6,937	234
		GFI Group Inc.	25,768	232
		LTC Properties, Inc. REIT	9,000	230
		Saul Centers, Inc. REIT	4,843	228
*		Navigators Group, Inc.	4,193	227
*		LaBranche & Co. Inc.	31,999	227
		S & T Bancorp, Inc.	7,676	223
		Chemical Financial Corp.	10,769	220
*		Investors Bancorp, Inc.	16,746	219
		Acadia Realty Trust REIT	9,400	218
		Sterling Bancshares, Inc.	23,650	215
*		Piper Jaffray Cos., Inc.	7,310	214
	^	Park National Corp.	3,930	212
*		Enstar Group Ltd.	2,400	210
		MB Financial, Inc.	9,062	204
		Tower Group, Inc.	9,600	203
		Medical Properties Trust Inc. REIT	19,986	202
		Dime Community Bancshares	12,112	200
		United Fire & Casualty Co.	7,401	199
		DuPont Fabros Technology Inc.	10,586	197
		American Equity Investment Life Holding Co.	23,900	195
		Wintrust Financial Corp.	8,132	194
		CVB Financial Corp.	20,375	192
*		EZCORP, Inc.	14,838	189
		American Physicians Capital, Inc.	3,900	189
*		KBW Inc.	9,131	188
		U-Store-It Trust REIT	15,495	185
		Financial Federal Corp.	8,400	185
		Cathay General Bancorp	16,930	184
*		Alexander’s, Inc. REIT	589	183
		Northwest Bancorp, Inc.	8,313	181
		Maguire Properties, Inc. REIT	14,900	181
*		Texas Capital Bancshares, Inc.	11,257	180
		WesBanco, Inc.	10,494	180
		First BanCorp Puerto Rico	28,300	179
		Glimcher Realty Trust REIT	15,734	176
		East West Bancorp, Inc.	24,848	175
		Mainsource Financial Group, Inc.	11,281	175
		Simmons First National Corp.	6,237	174
		First Financial Corp. (IN)	5,681	174
*		Amerisafe Inc.	10,800	172
		Capstead Mortgage Corp. REIT	15,612	169
*	^	Portfolio Recovery Associates, Inc.	4,500	169
		Republic Bancorp, Inc. Class A	6,760	166
		National Western Life Insurance Co. Class A	757	165
*		Stifel Financial Corp.	4,800	165
*		Oritani Financial Corp.	10,253	164
		Provident New York Bancorp, Inc.	14,330	158
		Harleysville National Corp.	14,091	157
		Gramercy Capital Corp. REIT	13,524	157
		PacWest Bancorp	10,491	156

		Parkway Properties Inc. REIT	4,569	154
		Calamos Asset Management, Inc.	9,004	153
		Amtrust Financial Services Inc.	12,045	152
*		FPIC Insurance Group, Inc.	3,300	150
		Anthracite Capital Inc. REIT	21,100	149
		Community Trust Bancorp Inc.	5,623	148
*		TradeStation Group, Inc.	14,517	147
		BankFinancial Corp.	11,240	146
	^	Ambac Financial Group, Inc.	108,971	146
		Hercules Technology Growth Capital, Inc.	16,200	145
		Ramco-Gershenson Properties Trust REIT	7,010	144
		OneBeacon Insurance Group Ltd.	8,107	142
		Anworth Mortgage Asset Corp. REIT	21,762	142
*		First Cash Financial Services, Inc.	9,400	141
		Presidential Life Corp.	9,100	140
*		PMA Capital Corp. Class A	15,212	140
	^	Newcastle Investment Corp. REIT	19,931	140
	^	RAIT Financial Trust REIT	18,455	137
		Southside Bancshares, Inc.	7,416	137
*		Pinnacle Financial Partners, Inc.	6,768	136
*	^	Citizens, Inc.	22,169	136
		Safety Insurance Group, Inc.	3,789	135
		MCG Capital Corp.	33,715	134
		IBERIABANK Corp.	3,000	133
		Harleysville Group, Inc.	3,917	133
		Student Loan Corp.	1,350	132
		LandAmerica Financial Group, Inc.	5,945	132
*		Seabright Insurance Holdings, Inc.	9,100	132
*		CNA Surety Corp.	10,410	132
		Lakeland Bancorp, Inc.	10,674	130
		SWS Group, Inc.	7,821	130
		Gladstone Capital Corp.	8,419	128
		Oriental Financial Group Inc.	8,981	128
		Independent Bank Corp. (MA)	5,300	126
		Columbia Banking System, Inc.	6,534	126
		Getty Realty Holding Corp. REIT	8,727	126
		StellarOne Corp.	8,515	124
		MVC Capital, Inc.	9,000	123
*		Penson Worldwide, Inc.	10,262	123
	^	Frontier Financial Corp.	14,250	121
		FBL Financial Group, Inc. Class A	5,883	117
		Prospect Energy Corp.	8,800	116
*		Tejon Ranch Co.	3,200	115
		Flushing Financial Corp.	6,052	115
		Quanta Capital Holdings Ltd.	43,065	114
		Massbank Corp.	2,871	114
*		First Mercury Financial Corp.	6,441	114
*		Dollar Financial Corp.	7,500	113
		The South Financial Group, Inc.	28,634	112
	^	First Busey Corp.	8,411	111
		S.Y. Bancorp, Inc.	5,189	111
		Stewart Information Services Corp.	5,720	111
		State Auto Financial Corp.	4,617	110
		Univest Corp. of Pennsylvania	5,505	109
	^	Cohen & Steers, Inc.	4,200	109
		First Financial Bancorp	11,782	108
		Meadowbrook Insurance Group, Inc.	20,426	108
		Universal Health Realty Income REIT	3,600	108
		ViewPoint Financial Group	7,327	108

		First Source Corp.	6,693	108
		Central Pacific Financial Co.	10,003	107
		Suffolk Bancorp	3,600	106
		Sun Communities, Inc. REIT	5,726	104
		Flagstone Reinsurance Holdings Ltd.	8,809	104
		Gamco Investors Inc. Class A	2,093	104
*		Greenlight Capital Re. Ltd.	4,495	103
		WSFS Financial Corp.	2,300	103
*		Guaranty Bancorp	28,339	102
		Kite Realty Group Trust REIT	8,123	102
*		Ocwen Financial Corp.	21,700	101
		First Potomac REIT	6,595	101
		Advance America, Cash Advance Centers, Inc.	19,659	100
		First Merchants Corp.	5,502	100
		Capital Trust Class A REIT	5,099	98
	^	United Community Banks, Inc.	11,400	97
		Mission West Properties Inc. REIT	8,800	96
		Wilshire Bancorp Inc.	11,250	96
*	^	Ladenburg Thalmann Financial Services, Inc.	63,300	96
	^	Provident Bankshares Corp.	14,802	94
		Clifton Savings Bancorp, Inc.	9,692	94
		Capital Southwest Corp.	901	94
		EMC Insurance Group, Inc.	3,895	94
		Princeton National Bancorp, Inc.	3,399	93
		Nara Bancorp, Inc.	8,589	92
		CFS Bancorp, Inc.	7,800	92
		Gladstone Commercial Corp. REIT	5,300	92
		UCBH Holdings, Inc.	40,821	92
*		Beneficial Mutual Bancorp, Inc.	8,219	91
*		United America Indemnity, Ltd.	6,800	91
		Peoples Bancorp, Inc.	4,782	91
		BancFirst Corp.	2,100	90
		Peapack Gladstone Financial Corp.	4,063	89
		Hersha Hospitality Trust REIT	11,800	89
		Tompkins Trustco, Inc.	2,390	89
		NGP Capital Resources Co.	5,761	89
		First Bancorp (NC)	7,017	89
		Washington Trust Bancorp, Inc.	4,493	89
		TriCo Bancshares	8,078	88
		Bank of the Ozarks, Inc.	5,908	88
		Greater Community Bancorp	5,435	88
		CapLease, Inc. REIT	11,600	87
		Associated Estates Realty Corp. REIT	8,108	87
		First Community Bancshares, Inc.	3,079	87
		Castlepoint Holdings Ltd.	9,552	87
		Sterling Financial Corp.	20,608	85
		Friedman, Billings, Ramsey Group, Inc. REIT	56,688	85
		Urstadt Biddle Properties Class A REIT	5,766	85
*		Sun Bancorp, Inc. (NJ)	8,279	84
	^	Capital City Bank Group, Inc.	3,850	84
		Westwood Holdings Group, Inc.	2,100	84
		Sandy Spring Bancorp, Inc.	5,000	83
		Citizens Banking Corp.	28,862	81
		Renasant Corp.	5,505	81
		Merchants Bancshares, Inc.	3,611	81
*		BGC Partners, Inc.	10,601	80
*		MarketAxess Holdings, Inc.	10,528	80
		Eastern Insurance Holdings, Inc.	5,100	80
		German American Bancorp	6,797	79

*		Ampal-American Israel Corp.	17,444	79
	^	W Holding Co., Inc.	91,052	78
		Abington Community Bancorp Inc.	8,563	78
		Medallion Financial Corp.	8,180	77
*	^	Credit Acceptance Corp.	3,000	77
		Education Realty Trust, Inc. REIT	6,521	76
*		Wauwatosa Holdings, Inc.	7,141	76
*		Crawford & Co. Class B	9,250	74
		Arrow Financial Corp.	4,022	73
		Cardinal Financial Corp.	11,648	73
		Pacific Mercantile Bancorp	9,491	73
		Heartland Financial USA, Inc.	3,955	72
		Consolidated-Tomoka Land Co.	1,700	72
		Eastern Virginia Bankshares, Inc.	4,460	71
*		The Bancorp Inc.	9,358	71
*	^	Western Alliance Bancorp	9,040	70
		Asset Acceptance Capital Corp.	5,694	70
*		Guaranty Financial Group, Inc.	12,941	69
		First Financial Holdings, Inc.	4,035	69
		Heritage Commerce Corp.	7,000	69
		Sterling Bancorp	5,785	69
		SCBT Financial Corp.	2,418	69
		Lakeland Financial Corp.	3,598	69
		MBT Financial Corp.	11,530	69
		One Liberty Properties, Inc. REIT	4,200	69
*		Virginia Commerce Bancorp, Inc.	13,167	68
		Pulaski Financial Corp.	7,046	67
		Camco Financial Corp.	6,536	66
		Agree Realty Corp. REIT	3,000	66
		Hanmi Financial Corp.	12,669	66
		State Bancorp, Inc.	5,243	66
		Nelnet, Inc.	5,800	65
	^	The First Marblehead Corp.	25,251	65
		Chimera Investment Corp.	7,195	65
		Arbor Realty Trust, Inc. REIT	7,200	65
		Boston Private Financial Holdings, Inc.	11,363	64
		Resource Capital Corp. REIT	8,900	64
		The PMI Group Inc.	32,800	64
		Home Bancshares Inc.	2,835	64
		Penns Woods Bancorp, Inc.	2,008	64
*		Stratus Properties Inc.	3,604	63
		Essa Bancorp Inc.	5,000	63
		OceanFirst Financial Corp.	3,436	62
		Southwest Bancorp, Inc.	5,344	61
*		Encore Capital Group, Inc.	6,923	61
	^	PremierWest Bancorp	10,434	61
*		Avatar Holding, Inc.	1,994	60
*		Penn Treaty American Corp.	12,455	60
		LSB Corp.	4,028	60
*		Thomas Weisel Partners Group, Inc.	10,900	60
		Bryn Mawr Bank Corp.	3,402	60
		First Security Group Inc.	10,668	60
		Advanta Corp. Class A	10,894	59
		HF Financial Corp.	3,644	59
		Integra Bank Corp.	7,550	59
		BlackRock Kelso Capital Corp.	6,200	59
		Financial Institutions, Inc.	3,651	59
		Old Second Bancorp, Inc.	5,015	58
		NewBridge Bancorp.	8,369	58

	^	Alesco Financial, Inc. REIT	28,832	58
*		Republic First Bancorp, Inc.	7,909	57
		Heritage Financial Corp.	3,576	57
*		eHealth, Inc.	3,200	57
	^	First South Bancorp, Inc.	4,352	56
		Union Bankshares Corp.	3,750	56
		Center Bancorp, Inc.	6,345	56
	^	Cascade Bancorp	7,181	55
	^	Macatawa Bank Corp.	6,874	55
*		Ameriserv Financial Inc.	18,587	55
		UMH Properties, Inc. REIT	6,159	54
		Independent Bank Corp. (MI)	13,405	54
		Willow Grove Bancorp, Inc.	6,426	52
		Thomas Properties Group, Inc.	5,320	52
		Wainwright Bank & Trust Co.	5,682	52
		Federal Agricultural Mortgage Corp. Class A	3,500	51
		Compass Diversified Trust	4,400	50
		Winthrop Realty Trust Inc. REIT	13,798	50
		Westfield Financial, Inc.	5,481	50
		First M&F Corp.	3,952	50
		Sanders Morris Harris Group Inc.	7,301	50
		West Coast Bancorp	5,697	49
*	^	First Federal Financial Corp.	6,132	49
		Resource America, Inc.	5,286	49
		First Place Financial Corp.	5,236	49
		Jefferson Bancshares, Inc.	5,200	49
		Amcore Financial, Inc.	8,511	48
		Citizens & Northern Corp.	2,898	48
		Bank of Granite Corp.	6,687	48
		Kearny Financial Corp.	4,284	47
	^	JER Investors Trust Inc. REIT	7,472	47
		K-Fed Bancorp	4,336	47
	^	ASTA Funding, Inc.	5,100	46
		NYMAGIC, Inc.	2,400	46
	^	Corus Bankshares Inc.	10,980	46
		Provident Financial Holdings, Inc.	4,832	46
		American Land Lease, Inc. REIT	2,400	46
		Anchor Bancorp Wisconsin Inc.	6,479	45
		Baldwin & Lyons, Inc. Class B	2,573	45
	^	Flagstar Bancorp, Inc.	14,254	43
		Camden National Corp.	1,840	43
		Banner Corp.	4,700	42
		Center Financial Corp.	4,915	42
		American National Bankshares Inc.	2,283	42
		Radian Group, Inc.	28,553	41
		Berkshire Hills Bancorp, Inc.	1,741	41
		HMN Financial, Inc.	2,621	41
		U.S. Global Investors, Inc. Class A	2,400	40
		Capital Bank Corp.	4,502	40
		Investors Title Co.	812	39
		TIB Financial Corp.	6,514	39
		National Bankshares, Inc.	2,192	39
*		SCPIE Holdings Inc.	1,400	39
		Ames National Corp.	2,315	39
		Royal Bancshares of Pennsylvania, Inc.	4,060	38
		Rainier Pacific Financial Group Inc.	3,925	37
*		Harris & Harris Group, Inc.	6,200	37
		Advanta Corp. Class B	5,900	37
		Comm Bancorp, Inc.	843	37

*	^	CompuCredit Corp.	6,159	37
		Hawthorn Bancshares Inc.	1,461	37
		Gladstone Investment Corp.	5,624	36
		Northrim Bancorp Inc.	1,984	36
		West Bancorporation	4,121	36
		FNB Corp. (NC)	4,656	36
		Capitol Bancorp Ltd.	3,990	36
	^	Seacoast Banking Corp. of Florida	4,564	35
		Unity Bancorp, Inc.	5,069	35
		Atlantic Coast Federal Corp.	4,745	35
*		Superior Bancorp	4,089	35
		Colony Bankcorp, Inc.	3,062	34
		PMC Commercial Trust REIT	4,300	34
		TICC Capital Corporation	6,084	33
		BancTrust Financial Group, Inc.	5,033	33
		First State Bancorporation	5,968	33
*		First Regional Bancorp	5,600	31
		CoBiz Inc.	4,773	31
		Greene County Bancshares	2,225	31
		Shore Bancshares, Inc.	1,650	31
		North Valley Bancorp	4,618	30
		Enterprise Financial Services Corp.	1,585	30
		MutualFirst Financial Inc.	2,926	29
		Codorus Valley Bancorp, Inc.	2,097	29
	^	Temecula Valley Bancorp, Inc.	4,763	29
		Great Southern Bancorp, Inc.	3,476	28
		TierOne Corp.	6,016	28
		Evercore Partners Inc.	2,900	28
		Kayne Anderson Energy Development Co.	1,200	28
		Intervest Bancshares Corp.	5,348	27
		BankAtlantic Bancorp, Inc. Class A	15,335	27
		Smithtown Bancorp, Inc.	1,654	27
		First Defiance Financial Corp.	1,600	26
		Century Bancorp, Inc. Class A	1,440	26
		TF Financial Corp.	1,161	26
		City Bank Lynnwood (WA)	2,965	26
		Independence Holding Co.	2,602	25
*		NewStar Financial, Inc.	4,300	25
		First Federal Bancshares of Arkansas, Inc.	2,933	25
		ProCentury Corp.	1,600	25
		Farmers Capital Bank Corp.	1,430	25
		HopFed Bancorp, Inc.	1,815	25
		Horizon Financial Corp.	3,993	25
	^	Security Bank Corp.	4,192	25
		Midwest Banc Holdings, Inc.	5,040	25
		Crystal River Capital Inc. REIT	6,629	24
		Taylor Capital Group, Inc.	3,200	24
*	^	Impac Mortgage Holdings, Inc. REIT	28,200	23
		United Community Financial Corp.	5,993	22
*		Cowen Group, Inc.	2,900	22
		Federal Agricultural Mortgage Corp. Class C	900	22
		Kohlberg Capital Corp.	2,181	22
*		FBR Capital Markets Corp.	4,292	22
*		Rewards Network Inc.	5,200	21
		Ameris Bancorp	2,421	21
*		Clayton Holdings, Inc.	3,500	21
*		Consumer Portfolio Services, Inc.	14,200	21
	^	Downey Financial Corp.	7,386	20
		United Security Bancshares, Inc.	1,292	20

	^	Sierra Bancorp	1,200	20
		Wayne Savings Bancshares, Inc.	2,079	20
		Donegal Group Inc. Class A	1,200	19
*		Community Bancorp	3,750	19
	^	IndyMac Bancorp, Inc.	29,671	18
		Mercantile Bank Corp.	2,546	18
		PennantPark Investment Corp.	2,500	18
		PAB Bankshares, Inc.	2,195	18
		CBRE Realty Finance Inc. REIT	5,200	18
*		First Acceptance Corp.	5,500	18
*		Primus Guaranty, Ltd.	5,967	17
		Ameriana Bancorp	1,926	17
*		BCSB Bancorp, Inc.	1,582	17
		Landmark Bancorp Inc.	749	17
		Citizens South Banking Corp.	2,237	17
*		United PanAm Financial Corp.	7,392	17
		Citizens First Bancorp, Inc.	2,748	16
*		First Mariner Bancorp, Inc.	5,242	16
		Irwin Financial Corp.	5,987	16
		QC Holdings Inc.	2,008	16
		Patriot Capital Funding Inc.	2,500	16
*		Marlin Business Services Inc.	2,196	15
		Meta Financial Group, Inc.	554	15
	^	Deerfield Capital Corp.	17,642	14
		AmericanWest Bancorporation	5,796	13
*		Reis, Inc.	2,356	13
		Columbia Bancorp (OR)	1,800	13
		Capital Corp. of the West	3,272	12
		Dynex Capital, Inc. REIT	1,400	12
		BRT Realty Trust REIT	1,000	12
	^	Thornburg Mortgage, Inc. REIT	59,208	12
		Imperial Capital Bancorp Inc.	2,061	12
		PFF Bancorp, Inc.	10,909	12
*		American Independence Corp.	1,770	11
*		Meruelo Maddux Properties Inc.	5,000	11
	^	United Security Bancshares (CA)	716	10
		Cogdell Spencer Inc. REIT	600	10
		Monmouth Real Estate Investment Corp. REIT	1,500	10
	^	BankUnited Financial Corp.	9,685	9
*		First Keystone Financial, Inc.	958	9
	^	Vineyard National Bancorp Co.	2,415	9
		Cadence Financial Corp.	800	9
*		HouseValues, Inc.	3,100	9
		Preferred Bank	1,573	8
*		Specialty Underwriters’ Alliance, Inc.	1,400	8
*		American Safety Insurance Holdings, Ltd.	500	7
		Centerstate Banks of Florida	600	7
*	^	Franklin Bank Corp.	10,515	6
		National Interstate Corp.	300	6
		Team Financial, Inc.	820	5
		Yadkin Valley Bank and Trust Co.	400	5
*	^	Triad Guaranty, Inc.	4,400	5
*		FX Real Estate and Entertainment Inc.	2,254	4
*		First Bancorp, Inc.	300	4
		Vestin Realty Mortgage II, Inc.	1,269	4
		American Mortgage Acceptance Co. REIT	6,015	4
*		ZipRealty, Inc.	900	4
		Pacific Continental Corp.	310	3
		Affirmative Insurance Holdings, Inc.	500	3

	Lincoln Bancorp	300	3
	Security Capital Assurance, Ltd.	10,725	3
*	AmCOMP, Inc.	300	3
	Southern Community Financial Corp.	400	2
	Cascade Financial Corp.	375	2
	Eagle Bancorp, Inc.	260	2
	Grubb & Ellis Co.	600	2
	Guaranty Financial Group Rights Exp. 7/21/08	12,941	2
	Origen Financial, Inc. REIT	1,000	1
	Habersham Bancorp	200	1
	AMV Liquidating Trust	13,300	1
	Community Capital Corp.	115	1
	Fidelity Southern Corp.	300	1
	Roma Financial Corp.	100	1
*	EBS Litigation LLC	6,856	0
*	Feldman Mall Properties, Inc. REIT	100	0
			776,405
Health Care (6.9%)
	Johnson & Johnson	1,071,869	68,964
	Pfizer Inc.	2,583,787	45,139
	Abbott Laboratories	584,848	30,979
	Merck & Co., Inc.	819,247	30,877
	Wyeth	506,786	24,305
	Medtronic, Inc.	427,866	22,142
*	Amgen, Inc.	411,657	19,414
*	Gilead Sciences, Inc.	351,608	18,618
	Eli Lilly & Co.	386,464	17,839
	Bristol-Myers Squibb Co.	749,426	15,386
	Baxter International, Inc.	240,581	15,383
*	Genentech, Inc.	179,722	13,641
	UnitedHealth Group Inc.	473,926	12,441
	Schering-Plough Corp.	614,535	12,100
*	Celgene Corp.	165,164	10,549
*	WellPoint Inc.	205,668	9,802
*	Medco Health Solutions, Inc.	198,903	9,388
	Covidien Ltd.	188,018	9,004
*	Thermo Fisher Scientific, Inc.	159,354	8,881
	Aetna Inc.	190,049	7,703
	Becton, Dickinson & Co.	92,575	7,526
*	Genzyme Corp.	100,988	7,273
	Cardinal Health, Inc.	134,954	6,961
	Stryker Corp.	109,236	6,869
*	Biogen Idec Inc.	112,897	6,310
*	Boston Scientific Corp.	509,876	6,266
	McKesson Corp.	109,637	6,130
*	Zimmer Holdings, Inc.	89,163	6,068
	Allergan, Inc.	116,296	6,053
*	St. Jude Medical, Inc.	130,438	5,332
*	Express Scripts Inc.	81,470	5,110
*	Forest Laboratories, Inc.	118,770	4,126
*	Intuitive Surgical, Inc.	14,593	3,931
	CIGNA Corp.	106,115	3,755
	C.R. Bard, Inc.	37,992	3,341
	Quest Diagnostics, Inc.	62,680	3,038
*	Laboratory Corp. of America Holdings	42,137	2,934
*	Humana Inc.	64,863	2,580
*	Varian Medical Systems, Inc.	48,090	2,493
*	Waters Corp.	38,189	2,463
	AmerisourceBergen Corp.	61,526	2,460

*	Hospira, Inc.	59,933	2,404
*	DaVita, Inc.	40,636	2,159
	Applera Corp.—Applied Biosystems Group	64,022	2,143
*	Hologic, Inc.	96,865	2,112
*	Covance, Inc.	24,239	2,085
	DENTSPLY International Inc.	54,757	2,015
*	Illumina, Inc.	21,146	1,842
*	Coventry Health Care Inc.	58,974	1,794
*	Vertex Pharmaceuticals, Inc.	52,730	1,765
*	Barr Pharmaceuticals Inc.	38,960	1,756
*	Henry Schein, Inc.	34,052	1,756
	Pharmaceutical Product Development, Inc.	40,798	1,750
*	Cephalon, Inc.	25,672	1,712
*	Charles River Laboratories, Inc.	25,875	1,654
	IMS Health, Inc.	69,399	1,617
	Beckman Coulter, Inc.	23,876	1,612
*	Millipore Corp.	20,726	1,406
*	Patterson Cos.	47,752	1,403
*	Invitrogen Corp.	35,746	1,403
	Mylan Inc.	115,857	1,398
*	Edwards Lifesciences Corp.	21,517	1,335
*	Amylin Pharmaceuticals, Inc.	51,290	1,302
	PerkinElmer, Inc.	45,440	1,266
*	Endo Pharmaceuticals Holdings, Inc.	51,363	1,243
	Omnicare, Inc.	47,084	1,235
	Universal Health Services Class B	19,287	1,219
*	Community Health Systems, Inc.	36,371	1,200
*	Cerner Corp.	26,024	1,176
*	IDEXX Laboratories Corp.	23,270	1,134
*	Techne Corp.	14,274	1,105
*	BioMarin Pharmaceutical Inc.	37,200	1,078
*	ResMed Inc.	29,654	1,060
*	Watson Pharmaceuticals, Inc.	38,075	1,034
*	Health Net Inc.	42,324	1,018
*	Tenet Healthcare Corp.	181,889	1,011
*	King Pharmaceuticals, Inc.	95,139	996
*	Alexion Pharmaceuticals, Inc.	13,696	993
*	Gen-Probe Inc.	20,620	979
	Perrigo Co.	30,055	955
*	ImClone Systems, Inc.	23,258	941
*	OSI Pharmaceuticals, Inc.	22,464	928
*	Inverness Medical Innovations, Inc.	27,872	925
*	Pediatrix Medical Group, Inc.	18,414	907
*	VCA Antech, Inc.	31,900	886
*	Sepracor Inc.	42,771	852
*	United Therapeutics Corp.	8,700	850
*	Kinetic Concepts, Inc.	21,022	839
*	Psychiatric Solutions, Inc.	21,166	801
*	Lincare Holdings, Inc.	27,676	786
*	Onyx Pharmaceuticals, Inc.	21,398	762
*	Myriad Genetics, Inc.	16,547	753
*	HLTH Corp.	65,333	740
	Owens & Minor, Inc. Holding Co.	15,860	725
	STERIS Corp.	23,937	688
*	Immucor Inc.	26,480	685
*	Warner Chilcott Ltd.	38,801	658
	Cooper Cos., Inc.	17,298	643
	Hill-Rom Holdings, Inc.	22,913	618
*	Valeant Pharmaceuticals International	35,848	613

*		LifePoint Hospitals, Inc.	21,571	610
*		Health Management Associates Class A	93,704	610
*		Nuvasive, Inc.	13,550	605
*		Masimo Corp.	17,612	605
*		Cepheid, Inc.	21,422	602
*		Varian, Inc.	11,530	589
*		Bio-Rad Laboratories, Inc. Class A	7,250	586
*		PAREXEL International Corp.	22,000	579
*		WellCare Health Plans Inc.	15,868	574
*		Magellan Health Services, Inc.	15,415	571
*	^	HealthSouth Corp.	33,348	555
		West Pharmaceutical Services, Inc.	12,675	549
*		Haemonetics Corp.	9,662	536
*		Amedisys Inc.	10,334	521
*		Savient Pharmaceuticals Inc.	20,261	513
		PDL BioPharma Inc.	46,625	495
*		Isis Pharmaceuticals, Inc.	36,225	494
*		Auxilium Pharmaceuticals, Inc.	14,600	491
*		Alkermes, Inc.	39,414	487
*		Dionex Corp.	7,300	485
		Medicis Pharmaceutical Corp.	22,092	459
*	^	ArthroCare Corp.	11,013	449
*		Advanced Medical Optics, Inc.	23,711	444
*		AMERIGROUP Corp.	20,926	435
*		American Medical Systems Holdings, Inc.	28,592	427
*		Martek Biosciences Corp.	12,584	424
*		Healthways, Inc.	14,213	421
*		The Medicines Co.	21,116	419
		Meridian Bioscience Inc.	15,208	409
*		PSS World Medical, Inc.	24,450	399
*		Wright Medical Group, Inc.	13,900	395
*		HealthExtras, Inc.	13,050	393
*		Cubist Pharmaceuticals, Inc.	21,706	388
*		Sunrise Senior Living, Inc.	17,200	387
*		Alpharma, Inc. Class A	16,947	382
*		The TriZetto Group, Inc.	17,411	372
*		Kindred Healthcare, Inc.	12,932	372
*		Acorda Therapeutics Inc.	11,300	371
		Chemed Corp.	9,800	359
		Mentor Corp.	12,872	358
*		Applera Corp.-Celera Genomics Group	31,357	356
*		Eclipsys Corp.	19,200	353
*		Regeneron Pharmaceuticals, Inc.	23,584	341
*		Thoratec Corp.	19,562	340
*		inVentiv Health, Inc.	12,215	339
*		eResearch Technology, Inc.	19,350	338
*		Apria Healthcare Group Inc.	16,877	327
*		Medarex, Inc.	46,351	306
*		ViroPharma Inc.	27,631	306
*		Xenoport Inc.	7,700	301
*		Centene Corp.	16,800	282
*		Affymetrix, Inc.	26,994	278
		Analogic Corp.	4,400	278
		Sciele Pharma, Inc.	14,300	277
*		Integra LifeSciences Holdings	6,201	276
		Brookdale Senior Living Inc.	13,471	274
*		Zoll Medical Corp.	8,000	269
*		Luminex Corp.	13,048	268

*		Conceptus, Inc.	14,300	264
*		CONMED Corp.	9,740	259
*		Human Genome Sciences, Inc.	49,363	257
*		Rigel Pharmaceuticals, Inc.	10,989	249
*		AmSurg Corp.	10,000	244
*		Alnylam Pharmaceuticals Inc.	9,100	243
*		Allscripts Healthcare Solutions, Inc.	19,600	243
*		Sun Healthcare Group Inc.	17,929	240
*		Healthspring, Inc.	14,200	240
*		Exelixis, Inc.	47,105	236
*		Cyberonics, Inc.	10,700	232
*		PharMerica Corp.	10,254	232
*		Incyte Corp.	30,182	230
*		Quidel Corp.	13,700	226
*		SurModics, Inc.	5,045	226
*		Abaxis, Inc.	9,300	224
*		K-V Pharmaceutical Co. Class A	11,433	221
*		AMAG Pharmaceuticals, Inc.	6,433	219
*		Align Technology, Inc.	20,661	217
*		SonoSite, Inc.	7,700	216
*		Theravance, Inc.	17,684	210
*		InterMune Inc.	15,900	209
*		HMS Holdings Corp.	9,633	207
		Invacare Corp.	10,007	205
*		CV Therapeutics, Inc.	24,794	204
*		Hanger Orthopedic Group, Inc.	12,335	203
*		Phase Forward Inc.	11,314	203
		Datascope Corp.	4,294	202
*		Momenta Pharmaceuticals, Inc.	16,400	202
*		Third Wave Technologies	17,618	197
*		Par Pharmaceutical Cos. Inc.	12,027	195
*		Cross Country Healthcare, Inc.	13,500	195
*	^	Dendreon Corp.	43,133	192
*		Volcano Corp.	15,300	187
*		Vivus, Inc.	27,914	186
*		ev3 Inc.	19,437	184
*		Halozyme Therapeutics Inc.	33,600	181
*		Sangamo BioSciences, Inc.	17,874	178
*		Universal American Corp.	17,357	177
*		Bruker BioSciences Corp.	13,764	177
*		Assisted Living Concepts Inc.	31,721	175
*		Merit Medical Systems, Inc.	11,639	171
*		AMN Healthcare Services, Inc.	9,905	168
*		Pain Therapeutics, Inc.	20,600	163
*		Adolor Corp.	29,200	160
*	^	Zymogenetics, Inc.	18,875	159
*		Enzon Pharmaceuticals, Inc.	22,091	157
*		ABIOMED, Inc.	8,700	154
*		APP Pharmaceuticals, Inc.	9,147	153
		Landauer, Inc.	2,700	152
*		Bentley Pharmaceuticals, Inc.	9,400	152
*		Seattle Genetics, Inc.	17,886	151
*		AthenaHealth Inc.	4,900	151
*		Symmetry Medical Inc.	9,200	149
*		Spectranetics Corp.	14,996	148
*		Gentiva Health Services, Inc.	7,631	145
*		Kendle International Inc.	4,000	145
*		Abraxis BioScience	2,286	145

*		RTI Biologics, Inc.	16,563	145
		Vital Signs, Inc.	2,546	145
*		Greatbatch, Inc.	8,341	144
*		Sequenom, Inc.	9,040	144
*		CorVel Corp.	4,256	144
*		Cypress Bioscience, Inc.	19,977	144
*		Arena Pharmaceuticals, Inc.	27,008	140
*		IRIS International, Inc.	8,800	138
*		Somanetics Corp.	6,483	137
*		CryoLife Inc.	12,000	137
*		Sirona Dental Systems Inc.	5,276	137
*	^	Accuray Inc.	18,657	136
*		Omnicell, Inc.	10,300	136
*	^	Pozen Inc.	12,462	136
*		I-Flow Corp.	13,100	133
*		Progenics Pharmaceuticals, Inc.	8,236	131
*		Orthofix International N.V.	4,501	130
*		Life Sciences Research, Inc.	4,500	127
*		Odyssey Healthcare, Inc.	13,000	127
*		Air Methods Corp.	5,000	125
*		Insulet Corp.	7,700	121
*		Durect Corp.	31,841	117
*		Geron Corp.	33,480	116
*		Ligand Pharmaceuticals Inc. Class B	44,100	115
*		Nektar Therapeutics	34,075	114
*		Res-Care, Inc.	6,400	114
*		Inspire Pharmaceuticals, Inc.	26,413	113
*		Salix Pharmaceuticals, Ltd.	16,058	113
*		Bio-Reference Laboratories, Inc.	5,044	113
*		Nabi Biopharmaceuticals	28,171	111
		National Healthcare Corp.	2,400	110
*		Molina Healthcare Inc.	4,518	110
*		XOMA Ltd.	65,000	110
*		RehabCare Group, Inc.	6,832	110
*		Kensey Nash Corp.	3,391	109
*		Allos Therapeutics Inc.	15,348	106
*		Barrier Therapeutics Inc.	26,200	105
*		ICU Medical, Inc.	4,600	105
*		Angiodynamics, Inc.	7,721	105
*		Enzo Biochem, Inc.	9,335	105
*		Natus Medical Inc.	4,900	103
*		TomoTherapy, Inc.	11,297	101
*		Columbia Laboratories Inc.	30,465	101
*		Immunomedics Inc.	47,075	100
*		Novavax, Inc.	40,222	100
*		Albany Molecular Research, Inc.	7,311	97
*		Pharmasset, Inc.	5,100	96
*		NPS Pharmaceuticals Inc.	21,546	96
*		Cardiac Science Corp.	11,656	96
*		Noven Pharmaceuticals, Inc.	8,900	95
*		MWI Veterinary Supply Inc.	2,800	93
*		Discovery Laboratories, Inc.	55,046	91
*		MedAssets, Inc.	5,300	90
		Computer Programs and Systems, Inc.	5,100	88
*		Pharmanet Development Group, Inc.	5,505	87
*		OraSure Technologies, Inc.	23,190	87
*		Array BioPharma Inc.	18,385	86
*		US Physical Therapy, Inc.	5,200	85

*		Neogen Corp.	3,702	85
*		Accelrys Inc.	17,107	83
*		Emeritus Corp.	5,636	82
*		Cell Genesys, Inc.	31,265	81
*		MedCath Corp.	4,499	81
*		Skilled Healthcare Group Inc.	6,000	81
		Psychemedics Corp.	4,900	80
*		Hythiam Inc.	31,718	77
*		Cerus Corp.	18,474	76
*	^	GTx, Inc.	5,200	75
*		Endologix, Inc.	32,193	74
*		Senomyx, Inc.	15,083	74
*		Neurocrine Biosciences, Inc.	17,734	74
*		Akorn, Inc.	22,400	74
*		Rochester Medical Corp.	7,086	74
*		Matrixx Initiatives, Inc.	4,400	73
*		Dyax Corp.	23,597	73
*		Medivation Inc.	6,015	71
*		Vital Images, Inc.	5,700	71
*		VNUS Medical Technologies, Inc.	3,500	70
*		SuperGen, Inc.	33,900	69
*		Anika Resh Inc.	8,000	69
*		LHC Group Inc.	2,900	67
*		Lexicon Pharmaceuticals Inc.	42,136	67
*		Continucare Corp.	28,135	66
*		Palomar Medical Technologies, Inc.	6,600	66
*		Providence Service Corp.	3,100	65
*		Hooper Holmes, Inc.	63,605	65
*	^	MannKind Corp.	21,385	64
*	^	Generex Biotechnology Corp.	66,500	64
*		America Service Group Inc.	6,943	64
*		Cambrex Corp.	10,772	63
*	^	Idera Pharmaceuticals, Inc.	4,300	63
*		American Dental Partners, Inc.	5,200	62
*		Maxygen Inc.	17,877	61
*		Five Star Quality Care, Inc.	12,771	60
*		ImmunoGen, Inc.	19,500	60
*		Orthovita, Inc.	28,416	58
*		ArQule, Inc.	17,801	58
*		Acadia Pharmaceuticals Inc.	15,540	57
*		StemCells, Inc.	46,900	57
*		Amicas, Inc.	20,076	57
*		DepoMed, Inc.	17,306	56
*		Medical Action Industries Inc.	5,250	54
*		Idenix Pharmaceuticals Inc.	7,399	54
*		Dexcom Inc.	8,800	53
*		BioScrip Inc.	20,408	53
*		Monogram Biosciences, Inc.	47,778	53
*		BioLase Technology, Inc.	15,314	52
*		Genomic Health, Inc.	2,600	50
*		Peregrine Pharmaceuticals, Inc.	118,381	50
*		National Dentex Corp.	3,896	49
*		Anadys Pharmaceuticals Inc.	21,879	49
*		AVANT Immunotherapeutics, Inc.	3,360	49
*		ARIAD Pharmaceuticals, Inc.	20,212	49
*		Telik, Inc.	39,883	48
*		Medical Staffing Network Holdings, Inc.	12,378	48
*		ThermoGenesis Corp.	33,937	48

*		Minrad International, Inc.	23,000	47
*		Stereotaxis Inc.	8,706	47
*		SciClone Pharmaceuticals, Inc.	30,457	47
*		Sonic Innovations, Inc.	13,930	47
*		Exactech, Inc.	1,758	45
*		PDI, Inc.	5,100	44
*		Tercica, Inc.	5,020	44
*		Aspect Medical Systems, Inc.	6,996	44
		Young Innovations, Inc.	2,100	44
*		Theragenics Corp.	11,916	43
*		Pharmacopeia Drug Discovery Inc.	11,027	42
*		Alliance Imaging, Inc.	4,800	42
*		Osteotech, Inc.	7,187	41
*		Vical, Inc.	12,115	41
*		Synovis Life Technologies, Inc.	2,095	39
*		HealthTronics Surgical Services, Inc.	11,855	39
		LCA-Vision Inc.	8,112	39
		Trimeris, Inc.	8,104	38
*		GenVec, Inc.	26,297	38
*		BioSphere Medical Inc.	10,860	38
*		ATS Medical, Inc.	17,226	37
*		Indevus Pharmaceuticals, Inc.	23,343	37
*		Micrus Endovascular Corp.	2,600	36
*		Omrix Biopharmaceuticals, Inc.	2,300	36
*		Hi-Tech Pharmacal Co., Inc.	3,513	35
*		Strategic Diagnostics Inc.	9,612	35
*		Allion Healthcare Inc.	6,100	35
*		RadNet, Inc.	5,579	35
*		Harvard Bioscience, Inc.	7,434	35
	^	Cytrx Corp.	51,700	34
*		AVI BioPharma, Inc.	29,300	33
*	^	Hansen Medical Inc.	1,921	32
*		Emergency Medical Services LP Class A	1,400	32
*		Metabolix Inc.	3,200	31
*		Aastrom Biosciences, Inc.	83,800	31
*		Rural/Metro Corp.	14,870	30
*		Altus Pharmaceuticals, Inc.	6,684	30
*		Hemispherx Biopharma, Inc.	35,200	30
*		EntreMed, Inc.	53,110	29
*		MiddleBrook Pharmaceuticals Inc.	8,570	29
*		Cantel Medical Corp.	2,800	28
*		Penwest Pharmaceuticals Co.	10,450	28
*		Titan Pharmaceuticals, Inc.	20,271	28
*		Cytokinetics, Inc.	7,525	28
*		deCODE genetics, Inc.	30,173	28
*		EPIX Pharmaceuticals Inc.	15,992	28
*		La Jolla Pharmaceutical Co.	12,575	27
*		Corcept Therapeutics Inc.	13,426	26
*		Biodel Inc.	2,000	26
*		Cynosure Inc.	1,300	26
*		Clinical Data, Inc.	1,800	26
*		Cutera, Inc.	2,800	25
*		Allied Healthcare International Inc.	12,517	25
*		Clarient, Inc.	11,990	24
*		Emisphere Technologies, Inc.	8,800	24
*		Obagi Medical Products, Inc.	2,700	23
*		Avigen, Inc.	7,930	23
*		Curis, Inc.	15,270	22
*		Santarus Inc.	11,122	22

*		Pharmacyclics, Inc.	12,630	22
*		Caliper Life Sciences, Inc.	8,280	21
*		Animal Health International, Inc.	3,400	21
*		Affymax Inc.	1,314	21
*		Icad Inc.	7,000	21
*		RXi Pharmaceuticals Corp.	2,578	21
*		Emageon Inc.	9,495	20
*		Orthologic Corp.	20,010	20
*		Nuvelo, Inc.	35,718	20
*		Orchid Cellmark, Inc.	7,589	20
*		Hollis-Eden Pharmaceuticals, Inc.	12,818	20
*		Capital Senior Living Corp.	2,600	20
*		Candela Corp.	8,123	19
*		Antigenics, Inc.	8,912	17
*		BioCryst Pharmaceuticals, Inc.	6,000	17
*		NMT Medical, Inc.	3,531	16
*		Caraco Pharmaceutical Laboratories, Ltd.	1,200	16
*		CuraGen Corp.	15,252	15
*		Alexza Pharmaceuticals, Inc.	3,696	15
*		Orexigen Therapeutics Inc.	1,800	14
*		SRI/Surgical Express, Inc.	3,833	14
*		Nighthawk Radiology Holdings, Inc.	1,929	14
*		Poniard Pharmaceuticals, Inc.	3,173	13
*		ADVENTRX Pharmaceuticals, Inc.	35,400	13
*		Exact Sciences Corp.	7,166	13
*		Avanir Pharmaceuticals Class A	12,100	12
*		Infinity Pharmaceuticals, Inc.	1,525	12
*		Vanda Parmaceuticals, Inc.	3,600	12
*		Javelin Pharmaceuticals, Inc.	5,076	12
		Merge Healthcare Inc.	9,681	11
*		MDRNA Inc.	9,000	11
*		Ista Pharmaceuticals Inc.	5,337	11
*		Panacos Pharmaceuticals Inc.	23,595	11
*	^	Oscient Pharmaceuticals Corp.	7,381	10
*	^	Nanogen, Inc.	26,400	10
*		Osiris Therapeutics, Inc.	758	10
		Atrion Corp.	100	10
*		Repligen Corp.	2,000	9
*		Insmed Inc.	22,150	9
*		Oxigene, Inc.	6,748	8
*		Genaera Corp.	4,494	8
*		Biomimetic Therapeutics, Inc.	700	8
*		Neurogen Corp.	7,920	8
*		NitroMed, Inc.	8,000	8
*	^	AtheroGenics, Inc.	12,745	7
*	^	Cell Therapeutics, Inc.	15,444	7
*		Neose Technologies, Inc.	24,574	7
*		STAAR Surgical Co.	2,300	7
*		Micromet, Inc.	2,674	7
*		Immtech Pharmaceuticals Inc.	7,148	7
*		Fonar Corp.	3,106	7
*		Threshold Pharmaceuticals, Inc.	18,028	7
*		Insite Vision, Inc.	12,200	7
*		SCOLR Pharma Inc.	6,600	7
*		CardioDynamics International Corp.	4,773	7
*		Dynavax Technologies Corp.	4,363	6
*	IVAX Diagnostics, Inc.		8,700	6
*	BMP Sunstone Corp.		1,000	6
*	Northfield Laboratories, Inc.		7,900	6

*	GTC Biotherapeutics, Inc.	13,981	6
*	Vion Pharmaceuticals, Inc.	4,580	5
*	Keryx Biopharmaceuticals, Inc.	10,400	5
*	NxStage Medical, Inc.	1,300	5
*	Alphatec Holdings, Inc.	1,200	5
*	DUSA Pharmaceuticals, Inc.	2,300	5
*	Combinatorx, Inc.	1,300	5
*	SONUS Pharmaceuticals, Inc.	14,615	5
*	Hana Biosciences, Inc.	6,238	4
*	NeoPharm, Inc.	8,114	4
*	Northstar Neuroscience, Inc.	2,700	4
*	Zila, Inc.	13,147	4
*	Synta Pharmaceuticals Corp.	600	4
*	Cadence Pharmaceuticals, Inc.	600	4
*	TorreyPines Therapeutics Inc.	2,925	4
*	Anesiva, Inc.	1,135	3
*	Genelabs Technologies, Inc.	5,200	3
*	Introgen Therapeutics, Inc.	2,000	3
*	Ore Pharmaceuticals, Inc.	2,240	3
*	Mediware Information Systems, Inc.	500	3
*	Digirad Corp.	1,200	3
*	Lipid Sciences, Inc.	5,949	2
*	Vermillion, Inc.	723	2
*	Dialysis Corp. of America	200	1
*	Neurometrix Inc.	1,000	1
*	Targeted Genetics Corp.	2,245	1
*	Critical Therapeutics, Inc.	3,000	1
*	Neurobiological Technolgoies, Inc.	776	1
*	Proxymed Pharmacy, Inc.	2,846	1
*	Inhibitex Inc.	1,400	1
*	Novamed, Inc.	200	1
*	Pharmos Corp.	1,320	1
*	Epicept Corp.	1,913	1
*	Palatin Technologies, Inc.	1,600	0
*	Biopure Corp.	290	0
*	North American Scientific, Inc.	100	0
			625,547
Industrials (6.8%)
	General Electric Co.	3,777,614	100,825
	United Technologies Corp.	352,458	21,747
	The Boeing Co.	274,942	18,069
	3M Co.	254,470	17,709
	Caterpillar, Inc.	236,233	17,439
	United Parcel Service, Inc.	262,221	16,119
	Emerson Electric Co.	297,502	14,711
	Union Pacific Corp.	187,542	14,159
	Honeywell International Inc.	267,780	13,464
	Burlington Northern Santa Fe Corp.	131,815	13,167
	Lockheed Martin Corp.	133,212	13,143
	Deere & Co.	165,420	11,932
	General Dynamics Corp.	129,811	10,930
	CSX Corp.	152,954	9,607
	Raytheon Co.	160,518	9,034
	Norfolk Southern Corp.	142,815	8,950
	FedEx Corp.	111,510	8,786
	Northrop Grumman Corp.	121,758	8,146
	Illinois Tool Works, Inc.	159,849	7,594
	Tyco International, Ltd.	188,034	7,529
	Danaher Corp.	96,636	7,470

	Waste Management, Inc.	188,009	7,090
	Fluor Corp.	33,610	6,254
	PACCAR, Inc.	132,543	5,544
*	McDermott International, Inc.	85,600	5,298
	Precision Castparts Corp.	52,701	5,079
	Eaton Corp.	59,389	5,046
	Cummins Inc.	72,900	4,776
	Parker Hannifin Corp.	63,924	4,559
	Ingersoll-Rand Co.	121,055	4,531
	Textron, Inc.	94,288	4,519
	L-3 Communications Holdings, Inc.	46,521	4,227
	ITT Industries, Inc.	65,582	4,153
*	First Solar, Inc.	14,919	4,070
*	Foster Wheeler Ltd.	54,652	3,998
*	Jacobs Engineering Group Inc.	46,240	3,732
	Southwest Airlines Co.	279,614	3,646
	C.H. Robinson Worldwide Inc.	64,367	3,530
	Dover Corp.	72,942	3,528
	Expeditors International of Washington, Inc.	81,182	3,491
	Joy Global Inc.	41,075	3,115
	Rockwell Collins, Inc.	62,009	2,974
	Flowserve Corp.	21,740	2,972
	Pitney Bowes, Inc.	82,541	2,815
	Cooper Industries, Inc. Class A	66,738	2,636
	SPX Corp.	19,948	2,628
	R.R. Donnelley & Sons Co.	81,706	2,426
	Rockwell Automation, Inc.	53,943	2,359
	Walter Industries, Inc.	21,015	2,286
	KBR Inc.	64,500	2,252
	Goodrich Corp.	47,425	2,251
	Roper Industries Inc.	33,722	2,222
	Masco Corp.	140,478	2,210
*	Quanta Services, Inc.	64,772	2,155
	W.W. Grainger, Inc.	25,643	2,098
	Fastenal Co.	48,246	2,082
	Bucyrus International, Inc.	28,450	2,077
	Republic Services, Inc. Class A	69,362	2,060
*	Terex Corp.	39,000	2,003
*	Shaw Group, Inc.	31,606	1,953
	Ametek, Inc.	40,869	1,930
	The Dun & Bradstreet Corp.	21,626	1,895
	Pall Corp.	46,700	1,853
*	AGCO Corp.	34,803	1,824
	Manpower Inc.	30,836	1,796
	Harsco Corp.	32,046	1,744
*	Stericycle, Inc.	33,462	1,730
	Equifax, Inc.	50,187	1,687
*	Allied Waste Industries, Inc.	127,525	1,609
	The Manitowoc Co., Inc.	49,448	1,609
	Avery Dennison Corp.	36,499	1,603
	Ryder System, Inc.	22,150	1,526
	Robert Half International, Inc.	57,915	1,388
	Cintas Corp.	52,247	1,385
*	URS Corp.	31,731	1,332
*	Corrections Corp. of America	47,622	1,308
*	Kansas City Southern	29,250	1,287
	Lincoln Electric Holdings, Inc.	16,300	1,283
*	FTI Consulting, Inc.	18,580	1,272

*	Alliant Techsystems, Inc.	12,470	1,268
*	Covanta Holding Corp.	46,953	1,253
	Pentair, Inc.	35,760	1,252
	DRS Technologies, Inc.	15,854	1,248
*	ChoicePoint Inc.	25,664	1,237
*	Copart, Inc.	28,824	1,234
*	General Cable Corp.	20,152	1,226
	Donaldson Co., Inc.	26,977	1,204
*	Gardner Denver Inc.	20,692	1,175
	IDEX Corp.	31,153	1,148
*	Energy Conversion Devices, Inc.	15,406	1,134
	The Brink’s Co.	17,256	1,129
	Landstar System, Inc.	20,275	1,120
	Trinity Industries, Inc.	30,988	1,075
*	GrafTech International Ltd.	38,998	1,046
	J.B. Hunt Transport Services, Inc.	31,190	1,038
*	^ SunPower Corp. Class A	14,400	1,037
	The Timken Co.	31,195	1,028
	Kennametal, Inc.	29,482	960
*	Kirby Corp.	19,500	936
*	Monster Worldwide Inc.	45,203	932
	Graco, Inc.	24,291	925
	Wabtec Corp.	17,914	871
*	Thomas & Betts Corp.	22,432	849
	Watson Wyatt & Co. Holdings	16,000	846
	Teleflex Inc.	15,189	844
	Nordson Corp.	11,464	836
*	^ USG Corp.	28,200	834
*	BE Aerospace, Inc.	35,592	829
	Con-way, Inc.	17,526	828
	Woodward Governor Co.	23,200	827
*	Waste Connections, Inc.	25,850	825
	GATX Corp.	18,501	820
*	Aecom Technology Corp.	24,704	804
	MSC Industrial Direct Co., Inc. Class A	18,054	796
	Acuity Brands, Inc.	16,012	770
	Curtiss-Wright Corp.	17,068	764
	Hubbell Inc. Class B	19,049	759
	Alexander & Baldwin, Inc.	16,429	748
*	Spirit Aerosystems Holdings Inc.	39,010	748
	Valmont Industries, Inc.	7,057	736
*	Hexcel Corp.	37,200	718
*	EMCOR Group, Inc.	25,100	716

		Crane Co.	18,497	713
		Carlisle Co., Inc.	24,212	702
*		Owens Corning Inc.	30,497	694
		Brady Corp. Class A	19,762	682
*		WESCO International, Inc.	17,025	682
		Actuant Corp.	21,660	679
		Genco Shipping and Trading Ltd.	10,408	679
		UTI Worldwide, Inc.	33,928	677
		CLARCOR Inc.	18,375	645
*		Delta Air Lines Inc.	110,775	631
*		Teledyne Technologies, Inc.	12,911	630
		Lennox International Inc.	21,005	608
		Belden Inc.	17,725	601
*		United Rentals, Inc.	29,964	588
		The Corporate Executive Board Co.	13,945	586
		Oshkosh Truck Corp.	28,268	585
		Robbins & Myers, Inc.	11,600	578
*		Clean Harbors Inc.	7,975	567
*		Esterline Technologies Corp.	11,400	562
		Baldor Electric Co.	16,019	560
		Kaydon Corp.	10,888	560
*	^	American Superconductor Corp.	15,508	556
*		Moog Inc.	14,800	551
*		Orbital Sciences Corp.	23,200	547
*		Hertz Global Holdings Inc.	56,400	541
		Eagle Bulk Shipping Inc.	18,233	539
		Herman Miller, Inc.	21,387	532
		The Toro Co.	15,600	519
*		Chart Industries, Inc.	10,617	516
*		Tetra Tech, Inc.	22,638	512
		Regal-Beloit Corp.	12,100	511
*		Hub Group, Inc.	14,426	492
*		AMR Corp.	94,376	483
*		EnerSys	14,080	482
		Mine Safety Appliances Co.	11,902	476
		Mueller Industries Inc.	14,429	465
*		ESCO Technologies Inc.	9,900	465
*		Geo Group Inc.	19,800	446
		Knight Transportation, Inc.	24,265	444
		Otter Tail Corp.	11,368	441
		Ameron International Corp.	3,600	432
*	^	Evergreen Solar, Inc.	43,607	423
*		Continental Airlines, Inc. Class B	41,589	420
		Macquarie Infrastructure Co. LLC	16,500	417
*		MPS Group, Inc.	38,051	404
		Barnes Group, Inc.	17,504	404
*		Genesee & Wyoming Inc. Class A	11,839	403
		IKON Office Solutions, Inc.	35,602	402
		ABM Industries Inc.	17,950	399
		Forward Air Corp.	11,453	396
		Granite Construction Co.	12,477	393
		Watsco, Inc.	9,400	393
		Applied Industrial Technology, Inc.	15,589	377
		Resources Connection, Inc.	18,200	370
*	^	Capstone Turbine Corp.	88,276	370
	^	Lindsay Manufacturing Co.	4,350	370
		Werner Enterprises, Inc.	19,877	369
		Deluxe Corp.	20,337	362
	^	Simpson Manufacturing Co.	15,200	361

*		United Stationers, Inc.	9,619	355
		Titan International, Inc.	9,900	353
*		II-VI, Inc.	9,800	342
*		Ceradyne, Inc.	9,946	341
*		Perini Corp.	10,300	340
*		TransDigm Group, Inc.	10,000	336
		Heartland Express, Inc.	22,518	336
*	^	YRC Worldwide, Inc.	22,350	332
*		EnPro Industries, Inc.	8,819	329
*		Avis Budget Group, Inc.	39,293	329
		Arkansas Best Corp.	8,500	311
*		Huron Consulting Group Inc.	6,765	307
*		Navigant Consulting, Inc.	15,678	307
	^	HNI Corp.	16,835	297
		Triumph Group, Inc.	6,306	297
		Skywest, Inc.	23,200	293
*		Old Dominion Freight Line, Inc.	9,750	293
*		The Advisory Board Co.	7,291	287
		Pacer International, Inc.	13,300	286
*		The Middleby Corp.	6,502	286
		Mueller Water Products, Inc.	33,273	284
		Seaboard Corp.	177	275
		Watts Water Technologies, Inc.	10,711	267
*		NCI Building Systems, Inc.	7,200	264
*		Superior Essex Inc.	5,900	263
		Gorman-Rupp Co.	6,452	257
*		Mobile Mini, Inc.	12,800	256
*		TrueBlue, Inc.	19,304	255
*		Korn/Ferry International	16,200	255
*		Layne Christensen Co.	5,808	254
*		JetBlue Airways Corp.	67,251	251
*		American Reprographics Co.	15,057	251
*		CoStar Group, Inc.	5,617	250
*		Atlas Air Worldwide Holdings, Inc.	5,000	247
		Albany International Corp.	8,522	247
		Comfort Systems USA, Inc.	18,300	246
		Armstrong Worldwide Industries, Inc.	8,356	244
		Briggs & Stratton Corp.	18,996	241
*		Astec Industries, Inc.	7,478	240
		CIRCOR International, Inc.	4,900	240
		EnergySolutions	10,700	239
*		Alaska Air Group, Inc.	15,478	237
		Administaff, Inc.	8,500	237
*		Dycom Industries, Inc.	16,290	237
		UAL Corp.	45,002	235
*		FuelCell Energy, Inc.	32,618	232
*		American Commercial Lines Inc.	21,122	231
		Franklin Electric, Inc.	5,800	225
		Rollins, Inc.	15,150	225
*		RBC Bearings Inc.	6,677	222
		Interface, Inc.	17,743	222
*		Acco Brands Corp.	19,708	221
*		School Specialty, Inc.	7,299	217
		Quanex Building Products Corp.	14,590	217
		Healthcare Services Group, Inc.	14,142	215
		A.O. Smith Corp.	6,345	208
*		AAR Corp.	15,200	206
		Kaman Corp. Class A	8,951	204
*		Consolidated Graphics, Inc.	4,100	202

		Heidrick & Struggles International, Inc.	7,300	202
		Steelcase Inc.	20,026	201
*		M&F Worldwide Corp.	5,100	200
		G & K Services, Inc. Class A	6,539	199
*		CBIZ Inc.	25,023	199
*		Columbus McKinnon Corp.	8,237	198
		Federal Signal Corp.	16,353	196
		Knoll, Inc.	16,100	196
*		Cenveo Inc.	19,801	193
		Apogee Enterprises, Inc.	11,700	189
*		Axsys Technologies, Inc.	3,600	187
		Viad Corp.	7,247	187
		Raven Industries, Inc.	5,700	187
*		Altra Holdings Inc.	10,900	183
*		Interline Brands, Inc.	11,204	178
*		GenCorp, Inc.	24,600	176
*		Polypore International Inc.	6,900	175
		Ampco-Pittsburgh Corp.	3,900	173
*		Exponent, Inc.	5,516	173
		Badger Meter, Inc.	3,400	172
		Tennant Co.	5,700	171
*		Sykes Enterprises, Inc.	9,067	171
		Cascade Corp.	4,000	169
		Universal Forest Products, Inc.	5,619	168
		Freightcar America Inc.	4,715	167
		McGrath RentCorp	6,800	167
		AAON, Inc.	8,530	164
*		Amerco, Inc.	3,428	163
		Ennis, Inc.	10,009	157
*		TBS International Ltd.	3,900	156
		Aircastle Ltd.	18,326	154
*		Innerworkings, Inc.	12,729	152
*	^	Valence Technology Inc.	34,365	152
*		Kadant Inc.	6,710	152
*		Blount International, Inc.	12,937	150
*		Furmanite Corp.	18,697	149
*		Team, Inc.	4,336	149
*		Beacon Roofing Supply, Inc.	13,950	148
*		Mastec Inc.	13,875	148
		HEICO Corp.	4,500	146
*	^	Fuel-Tech N.V.	8,300	146
		Encore Wire Corp.	6,850	145
*		Northwest Pipe Co.	2,550	142
		Bowne & Co., Inc.	11,100	142
		Kelly Services, Inc. Class A	7,300	141
		NACCO Industries, Inc. Class A	1,891	141
		CDI Corp.	5,500	140
*	^	C & D Technologies, Inc.	16,400	139
		Great Lakes Dredge & Dock Co.	22,681	139
*		GeoEye Inc.	7,768	138
*		Perma-Fix Environmental Services, Inc.	47,558	137
*		Cornell Cos., Inc.	5,600	135
*		Insituform Technologies Inc. Class A	8,800	134
		American Science & Engineering, Inc.	2,600	134
		Cubic Corp.	6,000	134
*		CRA International Inc.	3,678	133
*		Kforce Inc.	15,451	131
		Gibraltar Industries Inc.	8,200	131
		Tredegar Corp.	8,855	130

		American Ecology Corp.	4,400	130
*		Powell Industries, Inc.	2,532	128
*		RSC Holdings Inc.	13,700	127
*		Lydall, Inc.	9,942	125
		Dynamic Materials Corp.	3,700	122
		Angelica Corp.	5,700	121
*		Spherion Corp.	25,899	120
		Wabash National Corp.	15,450	117
*		AZZ Inc.	2,900	116
*		Pike Electric Corp.	6,910	115
*		DynCorp International Inc. Class A	7,449	113
*		Tecumseh Products Co. Class A	3,423	112
*		Waste Services, Inc.	15,673	110
*		Argon ST, Inc.	4,395	109
*		H&E Equipment Services, Inc.	8,993	108
*		Odyssey Marine Exploration, Inc.	27,164	108
*	^	Taser International Inc.	21,500	107
*		Hudson Highland Group, Inc.	10,230	107
*		Republic Airways Holdings Inc.	12,314	107
*		GP Strategies Corp.	10,600	107
*		Flow International Corp.	13,600	106
*		Dynamex Inc.	3,900	105
		TAL International Group, Inc.	4,590	104
		NN, Inc.	7,480	104
		The Greenbrier Cos., Inc.	5,100	104
		Diamond Management and Technology Consultants,Inc.	19,676	103
*		Gehl Co.	6,650	98
*		Marten Transport, Ltd.	6,150	98
*		Plug Power, Inc.	41,288	97
		Met-Pro Corp.	7,266	97
		Kimball International, Inc. Class B	11,460	95
		Horizon Lines Inc.	9,400	94
*		Griffon Corp.	10,641	93
*		Casella Waste Systems, Inc.	7,481	91
	^	American Woodmark Corp.	4,185	88
*	^	Protection One, Inc.	10,424	88
*		Intersections Inc.	7,870	86
		Standex International Corp.	4,100	85
		Alamo Group, Inc.	4,100	84
*		Ladish Co., Inc.	4,000	82
*		US Airways Group Inc.	32,260	81
*		Dollar Thrifty Automotive Group, Inc.	8,500	80
*		AirTran Holdings, Inc.	38,600	79
*		Allegiant Travel Co.	4,151	77
*		Power-One, Inc.	40,756	77
*		Magnatek, Inc.	18,100	77
*		Rush Enterprises, Inc. Class A	6,350	76
*		Volt Information Sciences Inc.	6,300	75
		Vicor Corp.	7,479	75
*		Celadon Group Inc.	7,425	74
*		Herley Industries Inc.	5,565	74
		Houston Wire & Cable Co.	3,700	74
*		L.B. Foster Co. Class A	2,200	73
		HEICO Corp. Class A	2,704	72
*		COMSYS IT Partners Inc.	7,856	72
*		Hawaiian Holdings, Inc.	10,000	70
*		Force Protection, Inc.	20,496	68
		Sun Hydraulics Corp.	2,100	68
		Courier Corp.	3,348	67

*	Willis Lease Finance Corp.	6,289	67
*	On Assignment, Inc.	8,300	67
*	Park-Ohio Holdings Corp.	4,400	65
*	Accuride Corp.	15,122	64
*	Miller Industries, Inc.	6,446	64
*	^ Microvision, Inc.	23,195	64
*	Acacia Research - Acacia Technologies	13,900	62
*	WCA Waste Corp.	9,763	62
	Xerium Technologies Inc.	15,600	62
*	3D Systems Corp.	6,204	59
	Applied Signal Technology, Inc.	4,300	59
	Multi-Color Corp.	2,787	58
*	^ Builders FirstSource, Inc.	10,869	58
*	Commercial Vehicle Group Inc.	6,012	56
*	Saia, Inc.	5,051	55
	Insteel Industries, Inc.	3,000	55
*	Applied Energetics, Inc.	34,281	55
	The Standard Register Co.	5,676	54
	Mueller Water Products, Inc. Class A	6,601	53
	Lawson Products, Inc.	2,138	53
*	K-Tron International, Inc	400	52
	Todd Shipyards Corp.	3,576	51
*	Stanley Inc.	1,500	50
*	Ultralife Corp.	4,600	49
	Schawk, Inc.	4,100	49
	LSI Industries Inc.	6,007	49
*	Ducommun, Inc.	2,100	48
*	^ Trex Co., Inc.	3,800	45
*	Aerovironment Inc.	1,600	44
*	LECG Corp.	4,969	43
*	PeopleSupport Inc.	5,100	43
*	United Capital Corp.	2,064	40
	Aceto Corp.	5,107	39
*	P.A.M. Transportation Services, Inc.	3,663	39
	Virco Manufacturing Corp.	7,736	39
*	PowerSecure International, Inc.	5,100	37
*	Innovative Solutions and Support, Inc.	5,724	37
	American Railcar Industries, Inc.	2,200	37
*	ICT Group, Inc.	4,456	37
*	Active Power, Inc.	31,013	36
*	^ Medis Technology Ltd.	10,700	36
*	Sterling Construction Co., Inc.	1,800	36
*	TRC Cos., Inc.	8,800	35
	Quixote Corp.	4,266	35
*	International Shipholding Corp.	1,442	34
	Twin Disc, Inc.	1,600	33
*	EnerNOC Inc.	1,800	32
	Frozen Food Express Industries, Inc.	4,700	32
*	TurboChef Technologies, Inc.	6,600	32
*	USA Truck, Inc.	2,600	31
*	La Barge, Inc.	2,400	31
*	Paragon Technologies, Inc.	5,095	31
	Bluelinx Holdings Inc.	8,700	31
	L.S. Starrett Co. Class A	1,300	31
*	Tecumseh Products Co. Class B	1,000	29
*	LMI Aerospace, Inc.	1,500	26
	Hardinge, Inc.	2,000	26
*	SL Industries, Inc.	1,700	26
*	Pinnacle Airlines Corp.	7,373	23

*	Huttig Building Products, Inc.	12,622	23
*	Michael Baker Corp.	1,000	22
*	Hurco Cos., Inc.	700	22
	Building Materials Holding Corp.	12,100	21
*	Innotrac Corp.	5,748	21
	Barrett Business Services, Inc.	1,800	21
*	Raytheon Co. Warrants Exp. 6/16/11	1,046	20
*	MAIR Holdings, Inc.	4,441	18
*	Nashua Corp.	1,786	18
	Superior Uniform Group, Inc.	2,008	17
*	Integrated Electrical Services, Inc.	1,000	17
*	Astronics Corp.	1,200	17
*	Standard Parking Corp.	900	16
*	Covenant Transport, Inc.	4,806	16
*	PRG-Schultz International, Inc.	1,681	16
*	Quality Distribution Inc.	6,326	15
*	Arrowhead Research Corp.	5,498	14
*	Air Transport Services Group Inc.	13,274	13
*	Universal Truckload Services, Inc.	600	13
*	APAC Teleservices, Inc.	8,134	13
*	Rush Enterprises, Inc. Class B	1,149	12
	Omega Flex Inc.	810	12
*	Flanders Corp.	1,900	11
*	First Advantage Corp. Class A	617	10
	AMREP Corp.	200	10
*	Arotech Corp.	4,507	9
	Sypris Solutions, Inc.	2,100	9
*	ExpressJet Holdings, Inc.	13,050	7
*	Spherix Inc.	11,116	7
*	Mesa Air Group Inc.	13,000	7
*	The Allied Defense Group, Inc.	1,100	6
*	ICF International, Inc.	300	5
*	Hill International Inc.	200	3
*	TriMas Corp.	500	3
*	Aerosonic Corp.	730	2
*	UQM Technologies, Inc.	600	1
	Preformed Line Products Co.	23	1
*	BMC Industries, Inc.	29,237	0
			620,740
Information Technology (9.8%)
	Microsoft Corp.	3,168,854	87,175
	International Business Machines Corp.	524,109	62,123
*	Apple Inc.	332,470	55,669
*	Cisco Systems, Inc.	2,255,760	52,469
*	Google Inc.	89,595	47,165
	Intel Corp.	2,190,307	47,048
	Hewlett-Packard Co.	966,443	42,726
*	Oracle Corp.	1,554,668	32,648
	QUALCOMM Inc.	610,138	27,072
*	Dell Inc.	805,803	17,631
	Texas Instruments, Inc.	502,885	14,161
	Corning, Inc.	596,988	13,761
*	Visa Inc.	153,775	12,503
*	EMC Corp.	795,805	11,690
*	eBay Inc.	410,673	11,224
	Applied Materials, Inc.	514,291	9,818
*	Yahoo! Inc.	456,298	9,427
	Accenture Ltd.	226,766	9,234
	Automatic Data Processing, Inc.	198,094	8,300

*	Adobe Systems, Inc.	208,956	8,231
	MasterCard, Inc. Class A	28,140	7,472
	Western Union Co.	284,429	7,031
	Tyco Electronics Ltd.	188,887	6,766
	Motorola, Inc.	853,825	6,267
*	Symantec Corp.	321,467	6,220
*	MEMC Electronic Materials, Inc.	87,082	5,359
*	Electronic Arts Inc.	120,120	5,337
*	Agilent Technologies, Inc.	140,852	5,006
*	Broadcom Corp.	178,118	4,861
	Electronic Data Systems Corp.	193,763	4,774
	Xerox Corp.	349,894	4,745
*	Juniper Networks, Inc.	198,414	4,401
	Paychex, Inc.	124,334	3,889
	Seagate Technology	201,354	3,852
*	Activision, Inc.	111,957	3,814
*	NVIDIA Corp.	200,377	3,751
	CA, Inc.	157,123	3,628
*	Cognizant Technology Solutions Corp.	110,608	3,596
	Analog Devices, Inc.	111,841	3,553
*	Marvell Technology Group Ltd.	191,200	3,377
*	Intuit, Inc.	120,360	3,318
*	Sun Microsystems, Inc.	301,446	3,280
*	VeriSign, Inc.	84,451	3,192
	Amphenol Corp.	67,868	3,046
*	Autodesk, Inc.	88,217	2,983
*	Flextronics International Ltd.	316,926	2,979
*	Western Digital Corp.	84,335	2,912
*	NAVTEQ Corp.	37,430	2,882
*	Fiserv, Inc.	62,674	2,844
*	NetApp, Inc.	131,158	2,841
*	Computer Sciences Corp.	60,508	2,834
	KLA-Tencor Corp.	69,337	2,823
	Linear Technology Corp.	85,084	2,771
	Xilinx, Inc.	108,423	2,738
	Fidelity National Information Services, Inc.	73,879	2,727
	Harris Corp.	52,196	2,635
*	salesforce.com, inc.	38,400	2,620
*	BMC Software, Inc.	72,751	2,619
	Altera Corp.	117,010	2,422
	Microchip Technology, Inc.	72,007	2,199
*	Akamai Technologies, Inc.	63,012	2,192
*	McAfee Inc.	62,042	2,111
*	Citrix Systems, Inc.	70,160	2,063
*	FLIR Systems, Inc.	49,650	2,014
	National Semiconductor Corp.	96,515	1,982
*	Iron Mountain, Inc.	72,459	1,924
*	Affiliated Computer Services, Inc. Class A	33,837	1,810
*	Micron Technology, Inc.	289,647	1,738
*	NCR Corp.	68,871	1,736
*	LAM Research Corp.	47,351	1,712
*	Alliance Data Systems Corp.	30,171	1,706
*	LSI Corp.	268,912	1,651
*	Trimble Navigation Ltd.	46,138	1,647
*	Teradata Corp.	68,571	1,587
*	SanDisk Corp.	84,758	1,585
*	Avnet, Inc.	57,076	1,557
*	Red Hat, Inc.	73,727	1,525

*	Cypress Semiconductor Corp.		60,603	1,500
*		Arrow Electronics, Inc.	47,072	1,446
		Total System Services, Inc.	64,380	1,431
*		ANSYS, Inc.	30,075	1,417
		Global Payments Inc.	30,348	1,414
*		Hewitt Associates, Inc.	35,604	1,365
*		CommScope, Inc.	25,798	1,361
*		Advanced Micro Devices, Inc.	229,931	1,340
*		ON Semiconductor Corp.	144,340	1,324
*		SAIC, Inc.	63,219	1,316
*		Synopsys, Inc.	54,896	1,313
*		Mettler-Toledo International Inc.	13,737	1,303
*		Itron, Inc.	13,138	1,292
*		Lexmark International, Inc.	36,375	1,216
		Intersil Corp.	49,878	1,213
		Molex, Inc.	48,516	1,184
*		Brocade Communications Systems, Inc.	142,311	1,173
*		Equinix, Inc.	12,572	1,122
		Broadridge Financial Solutions LLC	53,273	1,121
		Jabil Circuit, Inc.	66,966	1,099
*		Cadence Design Systems, Inc.	106,533	1,076
*		Ingram Micro, Inc. Class A	59,662	1,059
*		DST Systems, Inc.	18,657	1,027
*		Varian Semiconductor Equipment Associates, Inc.	28,665	998
*		Nuance Communications, Inc.	63,405	994
*		Compuware Corp.	103,615	988
		FactSet Research Systems Inc.	17,414	981
*		MICROS Systems, Inc.	31,800	970
*		JDS Uniphase Corp.	82,183	934
*		F5 Networks, Inc.	32,691	929
		Diebold, Inc.	25,052	891
*		Sybase, Inc.	29,852	878
*		Polycom, Inc.	35,239	858
*	^	VMware Inc.	15,800	851
*		Zebra Technologies Corp. Class A	26,006	849
*		SINA.com	19,918	848
*		Novellus Systems, Inc.	39,222	831
*		Novell, Inc.	135,987	801
*		Ciena Corp.	33,644	780
*		Metavante Technologies	34,307	776
*		Dolby Laboratories Inc.	19,156	772
*		QLogic Corp.	52,860	771
*		Parametric Technology Corp.	45,068	751
*		Convergys Corp.	50,269	747
*		Microsemi Corp.	29,629	746
*		Take-Two Interactive Software, Inc.	28,700	734
*		Teradyne, Inc.	66,119	732
*		Tech Data Corp.	21,559	731
*		Sohu.com Inc.	10,246	722
*		Integrated Device Technology Inc.	72,016	716
*		Anixter International Inc.	11,742	699
*		Silicon Laboratories Inc.	19,192	693
*		Tellabs, Inc.	148,569	691
*		Rambus Inc.	35,903	685
*		ADC Telecommunications, Inc.	46,125	681
		Jack Henry & Associates Inc.	31,396	679
*	^	Cree, Inc.	29,166	665
*		Foundry Networks, Inc.	55,671	658

*		Atheros Communications, Inc.	21,855	656
		National Instruments Corp.	22,878	649
*		Solera Holdings, Inc.	23,367	646
*		PMC Sierra Inc.	83,400	638
*		NeuStar, Inc. Class A	29,195	629
*		Skyworks Solutions, Inc.	63,182	624
*		Vishay Intertechnology, Inc.	67,563	599
*		Macrovision Solutions Corp.	38,935	582
*		Atmel Corp.	163,697	570
*		Fairchild Semiconductor International, Inc.	48,086	564
*		ValueClick, Inc.	37,190	563
*		Concur Technologies, Inc.	16,900	562
*		Mentor Graphics Corp.	35,155	555
*		TIBCO Software Inc.	72,584	555
		ADTRAN Inc.	23,191	553
*		International Rectifier Corp.	28,429	546
*		Gartner, Inc. Class A	26,153	542
*		CACI International, Inc.	11,800	540
*		Unisys Corp.	136,002	537
*		Verigy Ltd.	23,612	536
*		THQ Inc.	26,382	534
*		Perot Systems Corp.	35,000	525
*		Informatica Corp.	34,162	514
*		EchoStar Corp.	16,231	507
*		Plexus Corp.	18,104	501
*		Amkor Technology, Inc.	46,486	484
*		Ariba, Inc.	32,234	474
*		Benchmark Electronics, Inc.	28,215	461
*		Comtech Telecommunications Corp.	9,250	453
*		Arris Group Inc.	53,018	448
*	^	VistaPrint Ltd.	16,549	443
*		InterDigital, Inc.	17,945	436
*		CyberSource Corp.	25,601	428
*		j2 Global Communications, Inc.	18,608	428
		Plantronics, Inc.	19,072	426
*		Progress Software Corp.	16,600	424
*		Genpact, Ltd.	28,119	420
*		MKS Instruments, Inc.	19,153	419
*		Blackboard Inc.	10,798	413
*		Intermec, Inc.	19,324	407
		Fair Isaac, Inc.	19,547	406
*		EarthLink, Inc.	46,453	402
*		Wind River Systems Inc.	36,214	394
*		Emulex Corp.	33,359	389
*		Omniture, Inc.	20,715	385
*		Quest Software, Inc.	25,722	381
*		SRA International, Inc.	16,900	380
*		Mercadolibre Inc.	10,963	378
*		Rofin-Sinar Technologies Inc.	12,328	372
*		Wright Express Corp.	14,974	371
*		ManTech International Corp.	7,700	371
		Blackbaud, Inc.	17,281	370
*		Lawson Software, Inc.	50,601	368
*	^	Sonus Networks, Inc.	105,723	362
		Cognex Corp.	15,642	361
*		TriQuint Semiconductor, Inc.	59,389	360
*		ATMI, Inc.	12,716	355

	Acxiom Corp.	30,767	354
*	Net 1 UEPS Technologies, Inc.	14,510	353
*	Semtech Corp.	24,893	350
*	Synaptics Inc.	9,227	348
*	Tekelec	23,111	340
*	Checkpoint Systems, Inc.	15,900	332
*	Cabot Microelectronics Corp.	10,007	332
*	3Com Corp.	155,415	330
*	Cymer, Inc.	12,141	326
*	FormFactor Inc.	17,600	324
*	RealNetworks, Inc.	48,479	320
*	TeleTech Holdings, Inc.	15,947	318
*	UTStarcom, Inc.	57,656	315
*	Electronics for Imaging, Inc.	21,460	313
*	RF Micro Devices, Inc.	106,766	310
*	VeriFone Holdings, Inc.	25,756	308
*	Avocent Corp.	16,425	306
*	Tessera Technologies, Inc.	18,481	303
*	Sanmina-SCI Corp.	235,922	302
*	Advent Software, Inc.	8,119	293
*	FEI Co.	12,800	292
*	L-1 Identity Solutions Inc.	21,886	292
	Imation Corp.	12,478	286
*	Websense, Inc.	16,800	283
*	Harmonic, Inc.	29,488	280
*	Avid Technology, Inc.	16,206	275
*	Euronet Worldwide, Inc.	16,100	272
*	Silicon Image, Inc.	37,171	269
*	Applied Micro Circuits Corp.	30,965	265
*	ScanSource, Inc.	9,900	265
*	The Ultimate Software Group, Inc.	7,410	264
*	Entegris Inc.	39,992	262
	Daktronics, Inc.	12,918	261
*	OmniVision Technologies, Inc.	21,300	258
*	Manhattan Associates, Inc.	10,800	256
*	TiVo Inc.	41,450	256
*	MicroStrategy Inc.	3,901	253
*	Diodes Inc.	9,100	252
*	Sycamore Networks, Inc.	77,418	249
*	Infinera Corp.	28,040	247
	MAXIMUS, Inc.	7,000	244
	Technitrol, Inc.	14,269	242
	United Online, Inc.	24,149	242
*	Littelfuse, Inc.	7,400	233
*	Ansoft Corp.	6,392	233
*	ACI Worldwide, Inc.	13,200	232
*	Rogers Corp.	6,100	229
	Syntel, Inc.	6,765	228
*	ANADIGICS, Inc.	23,076	227
*	CMGI, Inc.	21,404	227
	MTS Systems Corp.	6,320	227
*	Sapient Corp.	35,013	225
*	Powerwave Technologies, Inc.	52,792	224
	AVX Corp.	19,814	224
*	Brooks Automation, Inc.	26,738	221
*	Zoran Corp.	18,622	218
	Micrel, Inc.	23,435	214
*	JDA Software Group, Inc.	11,827	214
*	MSC Software Corp.	19,190	211

		Black Box Corp.	7,700	209
*		Insight Enterprises, Inc.	17,798	209
*		Cavium Networks, Inc.	9,800	206
*		SYNNEX Corp.	8,100	203
*		Commvault Systems, Inc.	12,100	201
		Integral Systems, Inc.	5,198	201
*		Advanced Energy Industries, Inc.	14,600	200
		Quality Systems, Inc.	6,800	199
*		SPSS, Inc.	5,460	199
*		Riverbed Technology, Inc.	14,417	198
*		NETGEAR, Inc.	13,900	193
	^	Heartland Payment Systems, Inc.	8,136	192
*		S1 Corp.	25,262	191
*		Standard Microsystem Corp.	7,000	190
*		DealerTrack Holdings Inc.	13,226	187
*		CSG Systems International, Inc.	16,349	180
*		TTM Technologies, Inc.	13,600	180
*	^	Palm, Inc.	33,302	179
*		Tyler Technologies, Inc.	13,100	178
*		Art Technology Group, Inc.	55,374	177
		Methode Electronics, Inc. Class A	16,549	173
*		Interwoven Inc.	14,347	172
*		Move, Inc.	73,901	172
*		SonicWALL, Inc.	26,656	172
*		TNS Inc.	7,000	168
*		Newport Corp.	14,660	167
*		FARO Technologies, Inc.	6,600	166
*		Blue Coat Systems, Inc.	11,534	163
*		Finisar Corp.	136,555	163
*		Bankrate, Inc.	4,137	162
*		Epicor Software Corp.	23,082	160
*		Axcelis Technologies, Inc.	32,683	159
*		Cogent Inc.	13,800	157
		Park Electrochemical Corp.	6,432	156
*		Echelon Corp.	14,300	156
*		Sigma Designs, Inc.	11,200	156
*	^	Universal Display Corp.	12,600	155
*		ViaSat, Inc.	7,675	155
*		Cirrus Logic, Inc.	27,861	155
*		The Hackett Group Inc.	26,903	154
*		OSI Systems Inc.	7,108	152
*		Actel Corp.	9,000	152
*		Rackable Systems Inc.	11,300	151
		Cohu, Inc.	10,313	151
*		Forrester Research, Inc.	4,884	151
*		Monolithic Power Systems	6,915	150
*		Stratasys, Inc.	8,000	148
*		Veeco Instruments, Inc.	9,100	146
*		DTS Inc.	4,500	141
*		Novatel Wireless, Inc.	12,627	141
*		Electro Scientific Industries, Inc.	9,900	140
*		Netlogic Microsystems Inc.	4,200	139
*		VASCO Data Security International, Inc.	13,200	139
		InfoSpace, Inc.	16,448	137
*		Kenexa Corp.	7,073	133
		Molex, Inc. Class A	5,800	133
*		Hittite Microwave Corp.	3,706	132
*		Vignette Corp.	10,969	132

*		GSI Commerce, Inc.	9,627	131
*		Lattice Semiconductor Corp.	41,553	130
*		Gerber Scientific, Inc.	11,400	130
*		ComScore Inc.	5,900	129
*		Hughes Communications Inc.	2,593	127
*		Brightpoint, Inc.	17,303	126
*		Silicon Storage Technology, Inc.	45,535	126
*		Ciber, Inc.	20,126	125
*		Nextwave Wireless Inc.	30,901	125
*		Spansion Inc. Class A	55,001	124
*		Adaptec, Inc.	38,526	123
*		Kulicke & Soffa Industries, Inc.	16,834	123
*		iGATE Corp.	15,093	123
*		Pericom Semiconductor Corp.	8,250	122
*		Digimarc Corp.	8,500	120
		CTS Corp.	11,900	120
*		Hypercom Corp.	27,100	119
*		Harris Stratex Networks, Inc. Class A	12,557	119
		Marchex, Inc.	9,581	118
*		Hutchinson Technology, Inc.	8,600	116
*		Internet Capital Group Inc.	14,634	113
*		SAVVIS, Inc.	8,714	112
		PC-Tel, Inc.	11,702	112
		Bel Fuse, Inc. Class A	4,000	112
*		Ultratech, Inc.	7,200	112
*		Bookham, Inc.	64,900	110
*		Data Domain, Inc.	4,700	110
*		IXYS Corp.	9,093	109
*		Internap Network Services Corp.	23,192	109
*		Quantum Corp.	78,700	106
*		EPIQ Systems, Inc.	7,453	106
*		Extreme Networks, Inc.	37,190	106
		Electro Rent Corp.	8,350	105
*		Online Resources Corp.	12,507	104
*		Mattson Technology, Inc.	21,902	104
*		Secure Computing Corp.	24,800	103
*		FalconStor Software, Inc.	14,358	102
		Agilysys, Inc.	8,900	101
*		KEMET Corp.	30,863	100
*		Greenfield Online, Inc.	6,601	99
*		PROS Holdings, Inc.	8,700	98
*		Cogo Group, Inc.	10,700	98
*		Keynote Systems Inc.	7,516	97
*		Magma Design Automation, Inc.	15,900	97
*		Comverge Inc.	6,900	96
*		Double-Take Software Inc.	7,000	96
*		Avanex Corp.	83,862	95
*		Photronics, Inc.	13,300	94
*		Mercury Computer Systems, Inc.	12,300	93
*	^	EMCORE Corp.	14,577	91
*		Conexant Systems, Inc.	20,247	91
*		MRV Communications Inc.	76,360	91
*		Phoenix Technologies Ltd.	8,197	90
*		Immersion Corp.	13,159	90
*		Exar Corp.	11,671	88
*		Ramtron International Corp.	20,730	87
*		PC Connection, Inc.	9,314	87
*		Taleo Corp. Class A	4,400	86
*		PDF Solutions, Inc.	14,369	85

*		Advanced Analogic Technologies, Inc.	20,701	85
*		Global Cash Access, Inc.	12,450	85
*		SiRF Technology Holdings, Inc.	19,766	85
*		Radiant Systems, Inc.	7,950	85
*		GSI Group, Inc.	10,980	85
*		Intervoice, Inc.	14,936	85
*		Integrated Silicon Solution, Inc.	15,300	85
*		OPNET Technologies, Inc.	9,448	85
*		Switch and Data Inc.	4,954	84
*		EMS Technologies, Inc.	3,831	84
*		NetScout Systems, Inc.	7,800	83
*		SupportSoft, Inc.	25,468	83
*		Excel Technology, Inc.	3,670	82
*		SI International Inc.	3,900	82
*		Symyx Technologies, Inc.	11,558	81
*		Orbcomm, Inc.	14,153	81
*		Supertex, Inc.	3,456	81
*		Safeguard Scientifics, Inc.	64,518	80
*		Tumbleweed Communications Corp.	30,163	79
*		Photon Dynamics, Inc.	5,200	78
*		Microtune, Inc.	22,524	78
*		PLX Technology, Inc.	10,209	78
*		Vocus, Inc.	2,400	77
	^	Imergent, Inc.	6,500	77
*		Smart Modular Technologies Inc.	20,058	77
*		Globecomm Systems, Inc.	9,266	77
*		Chordiant Software, Inc.	15,280	76
*		Perficient, Inc.	7,822	76
*		SuccessFactors Inc.	6,800	74
*		RadiSys Corp.	8,178	74
*		Ixia	10,649	74
*		Zygo Corp.	7,521	74
*		Limelight Networks Inc.	19,349	74
*	^	LoopNet, Inc.	6,537	74
*		Zhone Technologies	94,185	73
*		Startek, Inc.	7,800	73
*		Kopin Corp.	25,500	73
*		Actuate Software Corp.	18,700	73
*		TranSwitch Corp.	79,293	73
*		The Knot, Inc.	7,381	72
*		Measurement Specialties, Inc.	4,100	72
		NIC Inc.	10,500	72
*		IPG Photonics Corp.	3,800	71
*		Anaren, Inc.	6,685	71
		infoGROUP, Inc.	15,984	70
		TheStreet.com, Inc.	10,767	70
*		Entrust, Inc.	23,824	70
*		STEC Inc.	6,747	69
*		Starent Networks Corp.	5,500	69
*		Multi-Fineline Electronix, Inc.	2,500	69
*		Trident Microsystems, Inc.	18,500	68
*		Volterra Semiconductor Corp.	3,900	67
*		LivePerson, Inc.	23,600	66
*		RightNow Technologies Inc.	4,800	66
*		Transmeta Corp.	4,734	65
*		KVH Industries, Inc.	7,735	64
*		SourceForge Inc.	40,269	64
*		DSP Group Inc.	9,200	64
*		Interactive Intelligence Inc.	5,461	64

*		LoJack Corp.	7,969	63
*		Ness Technologies Inc.	6,214	63
*		SeaChange International, Inc.	8,782	63
*		Symmetricom Inc.	16,350	63
*		Lionbridge Technologies, Inc.	24,207	62
*		Oplink Communications, Inc.	6,483	62
*		Loral Space and Communications Ltd.	3,500	62
*		Dynamics Research Corp.	5,857	61
		Keithley Instruments Inc.	6,403	61
*		Aruba Networks, Inc.	11,552	60
*		TechTeam Global, Inc.	5,490	59
		Openwave Systems Inc.	39,175	58
*		Terremark Worldwide, Inc.	10,660	58
*		Cray, Inc.	12,370	57
*		Mindspeed Technologies, Inc.	66,245	57
*		Ceva, Inc.	7,134	57
*		OpenTV Corp.	42,912	56
*		MoSys, Inc.	11,414	56
*		BearingPoint, Inc.	68,198	56
*		Asyst Technologies, Inc.	15,618	56
*		DG FastChannel Inc.	3,219	56
*		Westell Technologies, Inc.	41,100	55
		Pegasystems Inc.	4,100	55
*		DDi Corp.	8,913	54
*		Rudolph Technologies, Inc.	6,792	52
*		Presstek, Inc.	10,531	52
*		AsiaInfo Holdings, Inc.	4,400	52
*		MIPS Technologies, Inc.	13,746	52
*		White Electronic Designs Corp.	11,200	51
		Gevity HR, Inc.	9,400	51
*		Soapstone Networks Inc.	12,990	50
*		Digi International, Inc.	6,300	49
*		Digital Angel Corp.	64,870	49
		Renaissance Learning, Inc.	4,366	49
*		Captaris Inc.	12,000	49
*		WebMD Health Corp. Class A	1,726	48
*		Nanometrics Inc.	8,204	48
*		Bottomline Technologies, Inc.	4,900	48
*	^	On2 Technologies, Inc.	76,000	46
*		Sonic Solutions, Inc.	7,700	46
*	^	ParkerVision, Inc.	4,500	45
*		LTX Corp.	19,997	44
*		Intevac, Inc.	3,900	44
*		Smith Micro Software, Inc.	7,600	43
*		Network Equipment Technologies, Inc.	12,000	43
*		Semitool, Inc.	5,649	42
*		Synchronoss Technologies, Inc.	4,600	42
*		Saba Software, Inc.	12,878	41
*		Isilon Systems Inc.	9,300	41
*		Rimage Corp.	3,200	40
*		Dot Hill Systems Corp.	15,489	39
*		GTSI Corp.	5,149	39
*		Autobytel Inc.	27,010	38
*		Edgewater Technology, Inc.	7,915	38
*		ExlService Holdings, Inc.	2,649	37
*		OpNext, Inc.	6,900	37
*		Enliven Marketing Technologies Corp.	43,897	37
*		hi/fn, Inc.	7,967	37
*		I.D. Systems, Inc.	5,700	37

*		Nu Horizons Electronics Corp.	7,522	37
*		American Technology Corp.	19,570	36
*		ActivIdentity Corp.	12,400	34
*		Virage Logic Corp.	4,700	34
*		i2 Technologies, Inc.	2,700	34
*		Computer Task Group, Inc.	6,500	33
*		Credence Systems Corp.	25,200	33
*		AuthenTec, Inc.	3,100	32
*		Borland Software Corp.	23,640	32
*		Monotype Imaging Holdings Inc.	2,600	32
*	^	Superconductor Technologies Inc.	13,815	32
*		SM&A Corp.	6,562	31
*		Telular Corp.	8,083	31
*		California Micro Devices Corp.	9,828	31
*		Aware, Inc.	10,000	30
		QAD Inc.	4,420	30
*	^	Research Frontiers, Inc.	4,700	30
		MoneyGram International, Inc.	32,290	29
		Bel Fuse, Inc. Class B	1,156	29
*		QuickLogic Corp.	17,008	28
*		iPass Inc.	13,409	28
*		Convera Corp.	19,158	27
*		InFocus Corp.	18,000	27
*		LookSmart, Ltd.	6,700	27
*	^	Maxwell Technologies, Inc.	2,500	27
*		Liquidity Services, Inc.	2,300	27
*		Radyne Comstream Inc.	2,300	26
*		Ikanos Communications, Inc.	7,741	26
*		Website Pros, Inc.	3,085	26
*		TransAct Technologies Inc.	3,076	25
*		Airspan Networks Inc.	31,680	24
*		Sumtotal Systems Inc.	5,064	24
*		COMARCO, Inc.	6,400	23
*		Newtek Business Services, Inc.	22,635	23
*		Merix Corp.	9,904	23
*		DivX, Inc.	3,000	22
*		Zix Corp.	7,900	22
*		Cherokee International Corp.	12,369	22
*		Management Network Group Inc.	15,119	22
*		Lasercard Corp.	4,456	21
		Cass Information Systems, Inc.	660	21
*		PLATO Learning, Inc.	7,653	20
*		Napster, Inc.	14,231	20
*		Techwell, Inc.	1,600	20
*		ESS Technology, Inc.	12,000	20
*		Tollgrade Communications, Inc.	4,300	19
*		Planar Systems, Inc.	7,423	19
*		Super Micro Computer Inc.	2,500	18
*		Calamp Corp.	8,700	18
*		Concurrent Computer Corp.	26,200	18
*		Ultra Clean Holdings, Inc.	2,100	17
*		NMS Communications Corp.	14,700	16
*		X-Rite Inc.	6,300	16
*		LeCroy Corp.	1,800	16
*		GSE Systems, Inc.	1,726	15
*		Entertainment Distribution Company Inc.	30,231	15
*		Performance Technologies, Inc.	2,900	15
*		Ditech Networks Inc.	6,780	15
*		Allen Organ Co. Escrow Shares	1,400	14

*		SCM Microsystems, Inc.	4,700	14
		American Software, Inc. Class A	2,500	14
*		Lantronix, Inc.	21,000	14
*		Selectica, Inc.	10,200	14
*		Endwave Corp.	2,100	13
*		FSI International, Inc.	9,808	13
*		EFJ, Inc.	7,200	13
*		Centillium Communications, Inc.	18,720	12
*		iGo, Inc.	9,427	12
*		RAE Systems, Inc.	8,200	12
*		BSQUARE Corp.	2,425	12
*		Network Engines, Inc.	9,800	11
*		Analysts International Corp.	8,178	11
*		Datalink Corp.	2,405	11
*		Catapult Communications Corp.	1,521	11
*		Spectrum Control, Inc.	1,300	11
*		Telecommunication Systems, Inc.	2,200	10
*		Intraware, Inc.	2,307	10
*		Atari, Inc.	5,872	10
*	^	Telkonet, Inc.	17,200	10
*		BigBand Networks Inc.	1,980	9
*		Callidus Software Inc.	1,800	9
*		Jupitermedia Corp.	6,017	8
*		Wave Systems Corp. Class A	8,326	8
*		Pixelworks, Inc.	4,533	8
*		Wireless Telecom Group, Inc.	5,909	8
		Qualstar Corp.	2,400	7
*		Eagle Test Systems, Inc.	600	7
*		Evolving Systems, Inc.	2,955	7
*		Rainmaker Systems, Inc.	2,180	6
*		Leadis Technology Inc.	3,900	6
*		Miva Inc.	5,400	6
*		AuthentiDate Holding Corp.	14,539	6
*		Overland Storage, Inc.	4,244	5
*		CallWave, Inc.	1,600	4
*		Mechanical Technology Inc.	2,931	4
*		Access Intergrated Technologies Inc.	1,600	3
*		Intelli-Check Inc.	1,297	3
*		Entorian Technologies Inc.	2,721	2
*		Kintera Inc.	1,700	2
*		Silicon Graphics Inc.	300	2
*		FOCUS Enhancements, Inc.	4,400	1
*		Channell Commercial Corp.	800	1
*		Optium Corp.	100	1
*		Optimal Group, Inc.	300	1
*		PlanetOut, Inc.	250	1
				891,335
Materials (2.6%)
		Monsanto Co.	207,319	26,213
		Freeport-McMoRan Copper & Gold, Inc. Class B	144,593	16,945
		E.I. du Pont de Nemours & Co.	341,088	14,629
		Dow Chemical Co.	355,746	12,419
		Praxair, Inc.	118,585	11,175
		Alcoa Inc.	308,875	11,002
		Nucor Corp.	119,041	8,889
		Newmont Mining Corp. (Holding Co.)	165,284	8,621
*		The Mosaic Co.	58,833	8,513
		United States Steel Corp.	44,689	8,258
		Air Products & Chemicals, Inc.	81,506	8,058

		Weyerhaeuser Co.	82,892	4,239
		Cleveland-Cliffs Inc.	34,238	4,081
		International Paper Co.	154,894	3,609
		PPG Industries, Inc.	62,305	3,574
		CF Industries Holdings, Inc.	20,257	3,095
		Ecolab, Inc.	70,279	3,021
		AK Steel Holding Corp.	42,417	2,927
		Sigma-Aldrich Corp.	49,532	2,668
		Celanese Corp. Series A	57,768	2,638
*		Owens-Illinois, Inc.	59,659	2,487
	^	Vulcan Materials Co.	41,164	2,461
		Steel Dynamics, Inc.	61,144	2,389
		Rohm & Haas Co.	48,402	2,248
		Eastman Chemical Co.	30,834	2,123
		FMC Corp.	27,318	2,116
		Allegheny Technologies Inc.	35,028	2,076
		Reliance Steel & Aluminum Co.	25,740	1,984
		Terra Industries, Inc.	34,507	1,703
		Ball Corp.	35,477	1,694
		Commercial Metals Co.	44,200	1,666
		Airgas, Inc.	28,364	1,656
	^	Martin Marietta Materials, Inc.	15,874	1,644
		MeadWestvaco Corp.	66,572	1,587
*		Crown Holdings, Inc.	60,972	1,585
		Lubrizol Corp.	26,043	1,207
		Sealed Air Corp.	61,492	1,169
		Sonoco Products Co.	37,718	1,167
		Albemarle Corp.	28,990	1,157
		Nalco Holding Co.	54,100	1,144
		AptarGroup Inc.	26,200	1,099
		International Flavors & Fragrances, Inc.	27,758	1,084
*		Domtar Corp.	196,704	1,072
*		Pactiv Corp.	50,040	1,062
		Ashland, Inc.	21,447	1,034
		Compass Minerals International, Inc.	12,600	1,015
		RPM International, Inc.	46,852	965
		Cytec Industries, Inc.	17,536	957
		Schnitzer Steel Industries, Inc. Class A	8,300	951
		Bemis Co., Inc.	38,610	866
		Packaging Corp. of America	40,000	860
*		Century Aluminum Co.	12,700	844
		Olin Corp.	28,958	758
		Carpenter Technology Corp.	17,300	755
		Huntsman Corp.	62,140	708
		Hercules, Inc.	41,526	703
		Valspar Corp.	36,976	699
*		W.R. Grace & Co.	27,400	644
		Titanium Metals Corp.	46,001	644
		Cabot Corp.	24,712	601
		Greif Inc. Class A	9,300	595
*		Rockwood Holdings, Inc.	16,778	584
*	^	Coeur d’Alene Mines Corp.	188,600	547
		Chemtura Corp.	91,658	535
		Worthington Industries, Inc.	25,900	531
		H.B. Fuller Co.	23,200	521
		Texas Industries, Inc.	9,100	511
		Silgan Holdings, Inc.	10,004	508
		Sensient Technologies Corp.	17,912	504
		Minerals Technologies, Inc.	7,500	477

		Temple-Inland Inc.	41,124	463
		Eagle Materials, Inc.	17,224	436
*	^	Hecla Mining Co.	47,000	435
		Rock-Tenn Co.	13,783	413
*		Smurfit-Stone Container Corp.	98,840	402
*		OM Group, Inc.	11,789	387
		NewMarket Corp.	5,319	352
		Louisiana-Pacific Corp.	40,356	343
*		RTI International Metals, Inc.	9,139	326
		Ferro Corp.	16,876	317
		Scotts Miracle-Gro Co.	17,664	310
		Kaiser Aluminum Corp.	5,628	301
*		PolyOne Corp.	42,300	295
		Glatfelter	20,700	280
		A. Schulman Inc.	11,900	274
		Royal Gold, Inc.	8,739	274
		Arch Chemicals, Inc.	7,950	264
*	^	Zoltek Cos., Inc.	10,134	246
		AMCOL International Corp.	8,400	239
*	^	Calgon Carbon Corp.	14,900	230
*		Stillwater Mining Co.	18,995	225
		Koppers Holdings, Inc.	5,000	209
*		Headwaters Inc.	17,200	202
*		Haynes International, Inc.	3,495	201
*		Brush Engineered Materials Inc.	8,200	200
*		AbitibiBowater, Inc.	20,394	190
		Deltic Timber Corp.	3,500	187
		Zep, Inc.	11,856	176
		Olympic Steel, Inc.	2,200	167
		Innospec, Inc.	8,800	166
		A.M. Castle & Co.	5,173	148
*		Esmark, Inc.	7,134	136
		Wausau Paper Corp.	17,126	132
		Balchem Corp.	5,625	130
*		General Moly, Inc.	15,929	125
*		Apex Silver Mines Ltd.	24,400	120
		Innophos Holdings Inc.	3,600	115
		Spartech Corp.	11,300	107
*		Flotek Industries, Inc.	5,000	103
		Neenah Paper Inc.	6,104	102
*		Graphic Packaging Holding Co.	49,359	100
		Great Northern Iron Ore Properties	831	93
*		Buckeye Technology, Inc.	11,000	93
		Schweitzer-Mauduit International, Inc.	5,050	85
*		GenTek, Inc.	3,032	82
*		Landec Corp.	12,600	82
		Quaker Chemical Corp.	3,000	80
		Penford Corp.	5,215	78
		Westlake Chemical Corp.	5,042	75
		Stepan Co.	1,600	73
*		LSB Industries, Inc.	3,600	71
		Myers Industries, Inc.	8,461	69
		American Vanguard Corp.	5,466	67
*		Omnova Solutions Inc.	22,741	63
*		Horsehead Holding Corp.	4,657	57
*	^	Altair Nanotechnology Inc.	33,300	57
*		U.S. Gold Corp.	22,000	51
*		Material Sciences Corp.	6,300	51
		U.S. Energy Corp.	14,923	46

*		Mercer International Inc.	5,282	40
*		Universal Stainless & Alloy Products, Inc.	1,000	37
*		U.S. Concrete, Inc.	7,558	36
*		Maxxam Inc.	1,225	31
		Georgia Gulf Corp.	10,717	31
		NL Industries, Inc.	3,199	30
*		Caraustar Industries, Inc.	10,300	30
*		Allied Nevada Gold Corp.	4,700	28
*		ICO, Inc.	3,900	23
		Tronox Inc. Class B	7,483	23
*		Nonophase Technologies Corp.	9,100	21
		Tronox Inc.	6,558	21
*		Chesapeake Corp. of Virginia	6,400	15
*		AEP Industries, Inc.	800	14
*		Constar International Inc.	3,846	10
*		Rock of Ages Corp.	1,410	5
				233,967
Telecommunication Services (1.8%)
		AT&T Inc.	2,283,355	76,926
		Verizon Communications Inc.	1,088,373	38,528
		Sprint Nextel Corp.	1,050,747	9,982
*		American Tower Corp. Class A	153,720	6,495
*		Crown Castle International Corp.	101,162	3,918
*		NII Holdings Inc.	64,318	3,054
		Embarq Corp.	58,165	2,749
		Qwest Communications International Inc.	603,008	2,370
		Windstream Corp.	181,719	2,242
*	^	Level 3 Communications, Inc.	585,471	1,727
		Citizens Communications Co.	125,344	1,421
		CenturyTel, Inc.	39,885	1,420
*		Metropcs Communications Inc.	79,911	1,415
*		SBA Communications Corp.	37,000	1,332
		Telephone & Data Systems, Inc.	22,467	1,062
*		Leap Wireless International, Inc.	21,024	908
*		TW telecom, Inc.	52,954	849
		Telephone & Data Systems, Inc.—Special Common Shares	17,799	785
*		U.S. Cellular Corp.	7,249	410
*		Cincinnati Bell Inc.	95,740	381
*		Premiere Global Services, Inc.	25,409	370
		FairPoint Communications, Inc.	37,606	271
*		Rural Cellular Corp. Class A	6,000	267
*		Clearwire Corp.	18,002	233
*		Cogent Communications Group, Inc.	17,360	233
*		Syniverse Holdings Inc.	13,855	224
		Iowa Telecommunications Services Inc.	11,971	211
		NTELOS Holdings Corp.	8,200	208
*		Centennial Communications Corp. Class A	25,009	175
*		TerreStar Corp.	37,411	149
		Atlantic Tele-Network, Inc.	5,185	143
*		General Communication, Inc.	20,746	143
		Alaska Communications Systems Holdings, Inc.	11,900	142
*		iPCS, Inc.	4,600	136
*		Global Crossing Ltd.	6,600	118
*		PAETEC Holding Corp.	17,124	109
*		Cbeyond Inc.	6,673	107
		Consolidated Communications Holdings, Inc.	6,036	90
		Shenandoah Telecommunications Co.	6,640	86

		Hickory Tech Corp.	10,322	85
*		Fibertower Corp.	59,342	83
		Arbinet Holdings, Inc.	21,101	82
		D&E Communications, Inc.	8,191	73
*	^	Vonage Holdings Corp.	41,600	69
		USA Mobility, Inc.	8,100	61
*		iBasis, Inc.	17,200	56
		IDT Corp. Class B	22,800	39
		SureWest Communications	4,500	38
*		8X8 Inc.	27,550	31
*		Kratos Defense & Security Inc.	14,716	29
*		LCC International, Inc. Class A	15,041	14
*		Globalstar, Inc.	2,600	7
		IDT Corp.	800	1
				162,057
Utilities (2.4%)
		Exelon Corp.	250,257	22,513
		Dominion Resources, Inc.	218,147	10,360
		Southern Co.	289,952	10,125
		FPL Group, Inc.	146,745	9,624
		FirstEnergy Corp.	115,622	9,519
		Public Service Enterprise Group, Inc.	193,071	8,868
		Entergy Corp.	73,151	8,813
		Duke Energy Corp.	478,176	8,311
		PPL Corp.	141,331	7,387
		American Electric Power Co., Inc.	151,893	6,111
		Edison International	117,617	6,043
		Constellation Energy Group, Inc.	67,354	5,530
		PG&E Corp.	137,042	5,439
		Sempra Energy	94,340	5,325
*		AES Corp.	254,036	4,880
		Questar Corp.	65,748	4,671
		Consolidated Edison Inc.	103,350	4,040
		Progress Energy, Inc.	93,755	3,922
*		NRG Energy, Inc.	84,928	3,643
		Ameren Corp.	79,176	3,344
		Xcel Energy, Inc.	163,023	3,272
		Equitable Resources, Inc.	46,732	3,227
		Allegheny Energy, Inc.	63,679	3,191
*		Mirant Corp.	80,983	3,170
*		Reliant Energy, Inc.	131,116	2,789
		DTE Energy Co.	62,341	2,646
		MDU Resources Group, Inc.	65,721	2,291
		Energen Corp.	25,962	2,026
		Wisconsin Energy Corp.	44,552	2,015
		CenterPoint Energy Inc.	117,914	1,893
		Pepco Holdings, Inc.	73,764	1,892
		NiSource, Inc.	104,379	1,870
		ONEOK, Inc.	37,494	1,831
		TECO Energy, Inc.	80,343	1,727
		National Fuel Gas Co.	28,443	1,692
*		Dynegy, Inc.	190,502	1,629
		SCANA Corp.	42,399	1,569
		Northeast Utilities	58,994	1,506
		Energy East Corp.	60,494	1,495
		Integrys Energy Group, Inc.	29,046	1,476
		Alliant Energy Corp.	41,963	1,438
		NSTAR	40,598	1,373
		CMS Energy Corp.	86,551	1,290

		Pinnacle West Capital Corp.	38,382	1,181
		Puget Energy, Inc.	49,131	1,179
		UGI Corp. Holding Co.	41,000	1,177
		DPL Inc.	43,226	1,140
		Sierra Pacific Resources	89,669	1,140
		Southern Union Co.	40,997	1,108
		OGE Energy Corp.	34,880	1,106
		AGL Resources Inc.	29,079	1,006
		ITC Holdings Corp.	18,752	958
		Atmos Energy Corp.	34,536	952
		Vectren Corp.	29,604	924
		Westar Energy, Inc.	39,784	856
		Great Plains Energy, Inc.	33,562	848
		Aqua America, Inc.	51,599	824
		Hawaiian Electric Industries Inc.	32,204	796
		Nicor Inc.	17,434	743
	^	Piedmont Natural Gas, Inc.	28,000	732
		WGL Holdings Inc.	19,324	671
*		Aquila, Inc.	148,394	559
		Cleco Corp.	23,591	550
		Portland General Electric Co.	24,400	549
		New Jersey Resources Corp.	16,500	539
		IDACORP, Inc.	17,450	504
		Southwest Gas Corp.	16,927	503
		Northwest Natural Gas Co.	10,350	479
		Black Hills Corp.	14,915	478
		Avista Corp.	20,666	443
		South Jersey Industries, Inc.	11,800	441
		UniSource Energy Corp.	14,100	437
		ALLETE, Inc.	10,175	427
		NorthWestern Corp.	15,383	391
		Ormat Technologies Inc.	7,813	384
		PNM Resources Inc.	30,003	359
*		El Paso Electric Co.	17,521	347
		The Laclede Group, Inc.	6,600	266
		American States Water Co.	7,357	257
		Empire District Electric Co.	12,700	235
		UIL Holdings Corp.	7,833	230
		MGE Energy, Inc.	6,700	219
		CH Energy Group, Inc.	5,500	196
		California Water Service Group	5,913	194
		SJW Corp.	5,500	145
		EnergySouth, Inc.	2,784	137
		Middlesex Water Co.	7,966	132
		Connecticut Water Services, Inc.	5,347	120
*		Maine & Maritimes Corp.	2,100	89
*		Cadiz Inc.	5,495	89
		Southwest Water Co.	7,227	72
		The York Water Co.	4,641	68
	^	Consolidated Water Co., Ltd.	3,269	65
		Central Vermont Public Service Corp.	3,330	65
*		Synthesis Energy Systems, Inc.	4,797	43
		Chesapeake Utilities Corp.	1,000	26
		Florida Public Util. Co.	1,050	12
*		Renegy Holdings, Inc.	887	3
		RGC Resources, Inc.	99	3
				223,173

Total Common Stocks (Cost $3,916,710)				5,303,441

Corporate Bonds (11.3%)

Asset-Backed/Commercial Mortgage-Backed Securities (2.8%)
2,3	American Express Credit Account Master Trust	2.561%	3/15/12	14,000	13,872
5	BA Covered Bond Issuer	5.500%	6/14/12	4,000	4,115
3	Banc of America Commercial Mortgage, Inc.	4.050%	11/10/38	225	222
3	Banc of America Commercial Mortgage, Inc.	4.153%	11/10/38	150	145
3	Banc of America Commercial Mortgage, Inc.	4.877%	7/10/42	1,700	1,601
3	Banc of America Commercial Mortgage, Inc.	5.115%	10/10/45	1,000	943
3	Banc of America Commercial Mortgage, Inc.	5.634%	7/10/46	1,050	1,011
3	Banc of America Commercial Mortgage, Inc.	5.414%	9/10/47	725	689
3,4	Banc of America Commercial Mortgage, Inc.	6.158%	2/10/51	2,000	1,964
3,4	Bank of America Credit Card Trust	2.451%	2/15/12	12,500	12,377
3,4	Bank One Issuance Trust	2.581%	6/15/11	765	763
3	Bear Stearns Commercial Mortgage Securities, Inc.	5.610%	11/15/33	4,000	3,803
3	Bear Stearns Commercial Mortgage Securities, Inc.	5.849%	6/11/40	2,425	2,401
3	Bear Stearns Commercial Mortgage Securities, Inc.	4.521%	11/11/41	250	241
3	Bear Stearns Commercial Mortgage Securities, Inc.	5.742%	9/11/42	1,250	1,185
3	Bear Stearns Commercial Mortgage Securities, Inc.	5.613%	6/11/50	850	833
3	Bear Stearns Commercial Mortgage Securities, Inc.	5.694%	6/11/50	4,000	3,782
3	Capital Auto Receivables Asset Trust	4.680%	10/15/12	1,300	1,303
3,4	Capital One Master Trust	2.661%	6/15/11	11,000	10,989
3	Capital One Multi-Asset Execution Trust	3.650%	7/15/11	2,000	2,000
3,4	Capital One Multi-Asset Execution Trust	2.651%	9/15/11	5,000	4,988
3,4	Capital One Multi-Asset Execution Trust	2.571%	2/15/12	5,500	5,469
3	Capital One Multi-Asset Execution Trust	5.300%	2/18/14	300	304
3	Capital One Multi-Asset Execution Trust	5.050%	12/17/18	3,500	3,382
3,4	Chase Credit Card Master Trust	2.591%	1/17/11	5,500	5,492
3,4	Chase Issuance Trust	2.481%	2/15/11	1,000	996
3	Chase Issuance Trust	4.650%	12/17/12	3,300	3,327
3	Citibank Credit Card Issuance Trust	3.500%	8/16/10	2,000	2,000
3,4	Citibank Credit Card Issuance Trust	2.638%	11/7/11	7,000	6,929
3	Citibank Credit Card Master Trust	5.875%	3/10/11	2,000	2,019
3	Citigroup Commercial Mortgage Trust	4.623%	10/15/41	198	188
3,4	Citigroup Commercial Mortgage Trust	5.915%	3/15/49	1,200	1,171
3,4	Citigroup Commercial Mortgage Trust	5.889%	12/10/49	300	286
3,4	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.400%	7/15/44	350	325
3	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.886%	11/15/44	1,700	1,628
3	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.205%	12/11/49	3,025	2,954
3	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.322%	12/11/49	2,110	1,957
3,5	Commercial Mortgage Lease-Backed Certificate	6.746%	6/20/31	431	416
3	Commercial Mortgage Pass-Through Certificates	5.248%	12/10/46	200	197
3,4	Commercial Mortgage Pass-Through Certificates	6.010%	12/10/49	1,525	1,464
3	Countrywide Home Loans	4.802%	5/25/33	449	436
3	Credit Suisse First Boston Mortgage Securities Corp.	3.936%	5/15/38	250	230
3	Credit Suisse First Boston Mortgage Securities Corp.	5.100%	8/15/38	6,950	6,557
3	Credit Suisse Mortgage Capital Certificates	6.021%	6/15/38	1,475	1,446
3	Credit Suisse Mortgage Capital Certificates	5.609%	2/15/39	1,250	1,204
3,4	Credit Suisse Mortgage Capital Certificates	5.913%	6/15/39	1,050	1,001
3,4	CWCapital Cobalt	6.015%	5/15/46	1,900	1,823
3	DaimlerChrysler Auto Trust	4.200%	7/8/10	585	585
3	DaimlerChrysler Auto Trust	5.330%	8/8/10	1,465	1,471
3,4	DaimlerChrysler Master Owner Trust	2.496%	12/15/10	705	702
3,4	Discover Card Master Trust	5.650%	12/15/15	1,650	1,657
3,4	Discover Card Master Trust I	2.491%	5/15/11	2,000	1,994
3,4	Discover Card Master Trust I	2.581%	5/15/11	450	449
3	First Union National Bank Commercial Mortgage Trust	6.223%	12/12/33	350	338
3	Ford Credit Auto Owner Trust	4.300%	8/15/09	63	63

3,4	GE Capital Commercial Mortgage Corp.	5.518%	3/10/44	2,000	1,908
3	GE Capital Credit Card Master Note Trust	5.080%	9/15/12	5,300	5,338
3	GMAC Commercial Mortgage Securities, Inc.	4.908%	3/10/38	75	71
3	GMAC Commercial Mortgage Securities, Inc.	4.646%	4/10/40	250	246
3,4	Gracechurch Card Funding PLC	2.481%	9/15/10	17,000	16,959
3	Greenwich Capital Commercial Funding Corp.	4.948%	1/11/35	500	492
3	Greenwich Capital Commercial Funding Corp.	5.317%	6/10/36	700	681
3	Greenwich Capital Commercial Funding Corp.	5.117%	4/10/37	205	206
3	Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	1,700	1,614
3	GS Mortgage Securities Corp. II	5.993%	8/10/45	1,450	1,393
3	Honda Auto Receivables Owner Trust	4.610%	8/17/09	379	379
3	Honda Auto Receivables Owner Trust	5.300%	7/21/10	1,315	1,323
3	Honda Auto Receivables Owner Trust	5.120%	10/15/10	2,998	3,004
3	Honda Auto Receivables Owner Trust	4.880%	9/18/14	600	604
3	JPMorgan Chase Commercial Mortgage Securities	5.160%	4/15/43	4,368	4,391
3	JPMorgan Chase Commercial Mortgage Securities	6.065%	4/15/45	1,500	1,476
3	JPMorgan Chase Commercial Mortgage Securities	5.992%	6/15/49	3,250	3,230
3	JPMorgan Chase Commercial Mortgage Securities	6.007%	6/15/49	1,750	1,679
3	JPMorgan Chase Commercial Mortgage Securities	5.794%	2/12/51	2,545	2,423
3	JPMorgan Chase Commercial Mortgage Securities	5.855%	2/12/51	650	642
3,4	JPMorgan Chase Commercial Mortgage Securities	5.882%	2/15/51	1,655	1,585
3	LB-UBS Commercial Mortgage Trust	4.742%	2/15/30	400	371
3	LB-UBS Commercial Mortgage Trust	4.553%	7/15/30	100	100
3	LB-UBS Commercial Mortgage Trust	5.197%	11/15/30	2,025	1,925
3	LB-UBS Commercial Mortgage Trust	4.853%	9/15/31	550	543
3,4	LB-UBS Commercial Mortgage Trust	5.661%	3/15/39	425	412
3	LB-UBS Commercial Mortgage Trust	5.430%	2/15/40	875	816
3,4	LB-UBS Commercial Mortgage Trust	6.317%	4/15/41	1,825	1,787
3	LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	2,600	2,489
3,4	MBNA Credit Card Master Note Trust	2.471%	12/15/10	3,125	3,124
3,4	MBNA Credit Card Master Note Trust	2.601%	2/15/11	9,000	8,988
3	MBNA Credit Card Master Note Trust	4.300%	2/15/11	4,550	4,557
3,4	MBNA Credit Card Master Note Trust	2.571%	12/15/11	15,565	15,451
3,4	MBNA Credit Card Master Note Trust	2.863%	12/15/11	250	248
3,4	MBNA Credit Card Master Note Trust	2.491%	2/15/12	1,000	993
3	MBNA Master Credit Card Trust	7.000%	2/15/12	5,800	5,985
3	Merrill Lynch Mortgage Trust	5.236%	11/12/35	350	339
3	Merrill Lynch Mortgage Trust	5.841%	5/12/39	350	340
3,4	Merrill Lynch Mortgage Trust	6.023%	6/12/50	1,150	1,106
3	Merrill Lynch Mortgage Trust	5.425%	2/12/51	250	243
3	Merrill Lynch Mortgage Trust	5.690%	2/12/51	825	777
3	Merrill Lynch/Countrywide Commercial Mortgage Trust	6.104%	6/12/46	1,475	1,454
3	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.378%	8/12/48	1,575	1,464
3	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.590%	9/12/49	725	712
3	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.700%	9/12/49	2,000	1,892
3	Morgan Stanley Capital I	4.970%	12/15/41	275	262
3	Morgan Stanley Capital I	5.168%	1/14/42	275	261
3	Morgan Stanley Capital I	5.230%	9/15/42	1,050	999
3	Morgan Stanley Capital I	5.943%	10/15/42	250	244
3	Morgan Stanley Capital I	6.457%	1/11/43	1,525	1,505
3	Morgan Stanley Capital I	5.809%	12/12/49	1,375	1,310
3	Morgan Stanley Capital I	5.090%	10/12/52	500	496
3	Nissan Auto Receivables Owner Trust	4.190%	7/15/09	581	582
3	Nissan Auto Receivables Owner Trust	5.050%	11/17/14	475	476
3	PG&E Energy Recovery Funding LLC	4.140%	9/25/12	825	825
3	PSE&G Transition Funding LLC	6.890%	12/15/17	2,000	2,157
3	Salomon Brothers Mortgage Securities VII	4.112%	9/25/33	1,527	1,468
3	USAA Auto Owner Trust	4.550%	2/16/10	613	613

3	USAA Auto Owner Trust	5.360%	2/15/11	1,083	1,089
3	Volkswagen Auto Loan Enhanced Trust	4.800%	7/20/09	152	152
3	Wachovia Bank Commercial Mortgage Trust	4.719%	1/15/41	250	249
3	Wachovia Bank Commercial Mortgage Trust	5.001%	7/15/41	200	201
3	Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/42	150	142
3,4	Wachovia Bank Commercial Mortgage Trust	5.928%	5/15/43	800	781
3	Wachovia Bank Commercial Mortgage Trust	4.699%	5/15/44	1,050	968
3,4	Wachovia Bank Commercial Mortgage Trust	5.384%	10/15/44	300	287
3,4	Wachovia Bank Commercial Mortgage Trust	5.440%	12/15/44	2,300	2,195
3	World Omni Auto Receivables Trust	3.940%	10/15/12	800	790
					253,499
Finance (3.7%)
	Banking (1.6%)
	Abbey National PLC	7.950%	10/26/29	1,275	1,297
	AmSouth Bank NA	5.200%	4/1/15	650	573
5	Banco Bilbao Vizcaya ARG	5.750%	7/20/17	1,950	2,063
3	Bank of America Capital Trust XIV	5.630%	12/31/49	200	157
	Bank of America Corp.	4.500%	8/1/10	1,425	1,429
	Bank of America Corp.	4.250%	10/1/10	1,075	1,070
	Bank of America Corp.	4.375%	12/1/10	475	474
	Bank of America Corp.	6.250%	4/15/12	350	363
	Bank of America Corp.	4.900%	5/1/13	375	371
	Bank of America Corp.	5.375%	6/15/14	175	170
	Bank of America Corp.	5.125%	11/15/14	2,075	2,041
	Bank of America Corp.	5.250%	12/1/15	275	266
	Bank of America Corp.	5.750%	8/15/16	275	269
	Bank of America Corp.	5.625%	10/14/16	1,875	1,783
	Bank of America Corp.	5.300%	3/15/17	1,375	1,294
	Bank of America Corp.	5.420%	3/15/17	1,450	1,332
	Bank of America Corp.	6.100%	6/15/17	350	339
	Bank of America Corp.	5.625%	3/8/35	350	288
	Bank of America Corp.	6.000%	10/15/36	600	559
	Bank of New York Mellon	4.950%	1/14/11	500	505
	Bank of New York Mellon	4.950%	11/1/12	1,425	1,428
	Bank of New York Mellon	4.950%	3/15/15	800	772
	Bank of Tokyo—Mitsubishi	8.400%	4/15/10	500	531
	Bank One Corp.	7.875%	8/1/10	375	397
	Bank One Corp.	5.250%	1/30/13	925	918
	Bank One Corp.	4.900%	4/30/15	475	449
	Barclays Bank PLC	5.450%	9/12/12	350	355
3	Barclays Bank PLC	6.278%	12/29/49	350	286
	BB&T Corp.	6.500%	8/1/11	375	383
	BB&T Corp.	4.750%	10/1/12	300	289
	BB&T Corp.	5.200%	12/23/15	650	587
	BB&T Corp.	5.625%	9/15/16	100	92
	BB&T Corp.	5.250%	11/1/19	400	345
	BB&T Corp.	6.750%	6/7/36	1,100	983
	Charter One Bank N.A.	5.500%	4/26/11	1,700	1,723
3,5	Citicorp Lease Pass—Through Trust	8.040%	12/15/19	1,700	1,819
3	Citigroup Capital XXI	8.300%	12/21/57	1,300	1,222
	Citigroup, Inc.	4.250%	7/29/09	675	678
	Citigroup, Inc.	4.625%	8/3/10	875	866
	Citigroup, Inc.	6.500%	1/18/11	1,125	1,168
	Citigroup, Inc.	5.125%	2/14/11	250	249
	Citigroup, Inc.	5.100%	9/29/11	925	919
	Citigroup, Inc.	6.000%	2/21/12	400	396
	Citigroup, Inc.	5.250%	2/27/12	625	620
	Citigroup, Inc.	5.625%	8/27/12	350	347
	Citigroup, Inc.	5.300%	10/17/12	2,400	2,347

	Citigroup, Inc.	5.000%	9/15/14	3,750	3,407
	Citigroup, Inc.	4.875%	5/7/15	75	68
	Citigroup, Inc.	5.300%	1/7/16	275	259
	Citigroup, Inc.	5.500%	2/15/17	100	91
	Citigroup, Inc.	6.000%	8/15/17	150	145
	Citigroup, Inc.	6.125%	11/21/17	1,100	1,070
	Citigroup, Inc.	6.125%	5/15/18	1,600	1,548
	Citigroup, Inc.	6.625%	6/15/32	1,050	957
	Citigroup, Inc.	5.875%	2/22/33	900	747
	Citigroup, Inc.	6.000%	10/31/33	225	190
	Citigroup, Inc.	5.850%	12/11/34	50	42
	Citigroup, Inc.	6.875%	3/5/38	1,475	1,429
	Colonial Bank NA	6.375%	12/1/15	150	126
	Comerica Bank	5.750%	11/21/16	750	677
	Comerica Bank	5.200%	8/22/17	300	252
	Compass Bank	6.400%	10/1/17	150	146
	Compass Bank	5.900%	4/1/26	225	190
	Credit Suisse First Boston USA, Inc.	4.700%	6/1/09	400	403
	Credit Suisse First Boston USA, Inc.	4.125%	1/15/10	1,500	1,503
	Credit Suisse First Boston USA, Inc.	4.875%	8/15/10	225	228
	Credit Suisse First Boston USA, Inc.	5.250%	3/2/11	750	761
	Credit Suisse First Boston USA, Inc.	6.125%	11/15/11	250	256
	Credit Suisse First Boston USA, Inc.	6.500%	1/15/12	1,600	1,659
	Credit Suisse First Boston USA, Inc.	4.875%	1/15/15	250	236
	Credit Suisse First Boston USA, Inc.	5.125%	8/15/15	350	323
	Credit Suisse First Boston USA, Inc.	5.850%	8/16/16	750	744
	Credit Suisse First Boston USA, Inc.	7.125%	7/15/32	200	218
3	Credit Suisse First Boston USA, Inc.	5.860%	5/15/49	450	380
	Credit Suisse New York	5.000%	5/15/13	675	665
	Credit Suisse New York	6.000%	2/15/18	1,025	990
	Deutsche Bank AG London	5.375%	10/12/12	925	938
	Deutsche Bank AG London	6.000%	9/1/17	1,150	1,169
	Deutsche Bank Financial	4.875%	5/20/13	750	740
	Deutsche Bank Financial LLC	5.375%	3/2/15	900	875
	Fifth Third Bank	4.200%	2/23/10	250	240
	Fifth Third Bank	6.250%	5/1/13	1,150	1,056
	Fifth Third Bank	4.750%	2/1/15	325	274
	Fifth Third Bank	8.250%	3/1/38	200	162
	First Tennessee Bank	5.050%	1/15/15	200	172
	FirstStar Bank	7.125%	12/1/09	750	782
	Fleet Capital Trust II	7.920%	12/11/26	500	514
	Fleet Financial Group, Inc.	6.875%	1/15/28	600	609
	Golden West Financial Corp.	4.750%	10/1/12	375	363
5	HBOS Treasury Services PLC	5.250%	2/21/17	1,950	1,919
5	HBOS Treasury Services PLC	6.750%	5/21/18	425	398
	HSBC Bank USA	4.625%	4/1/14	200	192
	HSBC Bank USA	5.875%	11/1/34	300	269
	HSBC Bank USA	5.625%	8/15/35	900	769
	HSBC Holdings PLC	7.500%	7/15/09	500	512
	HSBC Holdings PLC	7.625%	5/17/32	400	420
	HSBC Holdings PLC	7.350%	11/27/32	400	400
	HSBC Holdings PLC	6.500%	5/2/36	1,225	1,146
	HSBC Holdings PLC	6.500%	9/15/37	525	488
	HSBC Holdings PLC	6.800%	6/1/38	125	118
5	ICICI Bank Ltd.	6.625%	10/3/12	25	25
	JPM Capital Trust	6.550%	9/29/36	600	525
	JPMorgan Capital Trust	5.875%	3/15/35	1,400	1,156
	JPMorgan Chase & Co.	6.750%	2/1/11	300	312
	JPMorgan Chase & Co.	5.600%	6/1/11	1,200	1,231

	JPMorgan Chase & Co.	4.850%	6/16/11	1,025	1,032
	JPMorgan Chase & Co.	4.500%	1/15/12	675	669
	JPMorgan Chase & Co.	6.625%	3/15/12	425	445
	JPMorgan Chase & Co.	5.375%	10/1/12	1,825	1,844
	JPMorgan Chase & Co.	5.750%	1/2/13	350	353
	JPMorgan Chase & Co.	5.375%	1/15/14	150	151
	JPMorgan Chase & Co.	5.125%	9/15/14	375	352
	JPMorgan Chase & Co.	4.750%	3/1/15	125	119
	JPMorgan Chase & Co.	5.250%	5/1/15	475	468
	JPMorgan Chase & Co.	5.150%	10/1/15	675	646
	JPMorgan Chase & Co.	5.875%	6/13/16	1,650	1,621
	JPMorgan Chase & Co.	6.125%	6/27/17	850	836
	JPMorgan Chase & Co.	6.400%	5/15/38	2,275	2,137
	JPMorgan Chase Capital XXII	6.450%	2/2/37	650	557
	JPMorgan Chase Capital XXV	6.800%	10/1/37	725	644
	Key Bank NA	5.500%	9/17/12	800	727
	Key Bank NA	5.800%	7/1/14	150	135
	Key Bank NA	5.450%	3/3/16	300	251
	KeyCorp	6.500%	5/14/13	50	44
	Manufacturers & Traders Trust Co.	6.625%	12/4/17	600	581
	Marshall & Ilsley Bank	4.850%	6/16/15	375	305
	Marshall & Ilsley Bank	5.000%	1/17/17	750	657
	Marshall & Ilsley Corp.	4.375%	8/1/09	75	73
	MBNA America Bank NA	4.625%	8/3/09	250	251
	MBNA America Bank NA	6.625%	6/15/12	350	370
	MBNA Corp.	6.125%	3/1/13	500	517
	MBNA Corp.	5.000%	6/15/15	400	386
	Mellon Funding Corp.	5.000%	12/1/14	250	242
	National City Bank	4.625%	5/1/13	750	608
	National City Corp.	4.900%	1/15/15	500	383
3	National City Preferred Capital Trust I	12.000%	12/31/49	1,100	989
5	Nationwide Building Society	5.500%	7/18/12	2,000	2,030
	NB Capital Trust IV	8.250%	4/15/27	1,000	1,004
	North Fork Bancorp., Inc.	5.875%	8/15/12	600	573
5	Northern Rock PLC	5.625%	6/22/17	3,900	3,926
	PNC Bank NA	4.875%	9/21/17	1,275	1,126
	PNC Bank NA	6.000%	12/7/17	350	335
	PNC Funding Corp.	5.250%	11/15/15	250	233
	Regions Bank	7.500%	5/15/18	325	320
	Regions Financial Corp.	7.000%	3/1/11	750	766
	Regions Financial Corp.	6.375%	5/15/12	75	74
	Regions Financial Corp.	7.375%	12/10/37	75	64
3	Regions Financial Corp.	6.625%	5/15/47	300	208
	Royal Bank of Canada	4.125%	1/26/10	1,400	1,410
	Royal Bank of Scotland Group PLC	6.375%	2/1/11	325	333
	Royal Bank of Scotland Group PLC	5.000%	11/12/13	175	171
	Royal Bank of Scotland Group PLC	5.050%	1/8/15	1,050	1,003
3	Royal Bank of Scotland Group PLC	7.648%	8/29/49	1,525	1,479
	Santander Central Hispano Issuances	7.625%	9/14/10	400	423
	Santander Finance Issuances	6.375%	2/15/11	1,075	1,108
	Sanwa Bank Ltd.	8.350%	7/15/09	1,025	1,064
	Sanwa Bank Ltd.	7.400%	6/15/11	1,625	1,726
	Southtrust Corp.	5.800%	6/15/14	300	295
	Sovereign Bancorp, Inc.	4.800%	9/1/10	575	507
	Sovereign Bank	5.125%	3/15/13	250	195
3,5	Standard Chartered PLC	6.409%	12/31/49	300	247
	State Street Capital Trust	5.300%	1/15/16	300	284
	Sumitomo Bank International Finance NV	8.500%	6/15/09	800	831
	Sumitomo Mitsui Banking Corp.	8.000%	6/15/12	1,300	1,412

	SunTrust Banks, Inc.	6.375%	4/1/11	500	519
	SunTrust Banks, Inc.	5.250%	11/5/12	325	320
	SunTrust Banks, Inc.	5.200%	1/17/17	750	677
	SunTrust Banks, Inc.	6.000%	9/11/17	375	361
	SunTrust Banks, Inc.	5.450%	12/1/17	100	90
	SunTrust Banks, Inc.	7.250%	3/15/18	75	75
3	SunTrust Capital VIII	6.100%	12/15/36	175	142
	Swiss Bank Corp.	7.000%	10/15/15	750	790
	Synovus Financial Corp.	5.125%	6/15/17	500	423
	UBS AG	5.875%	12/20/17	1,400	1,379
	UBS AG	5.750%	4/25/18	50	49
	UFJ Finance Aruba AEC	6.750%	7/15/13	500	517
	Union Bank of California NA	5.950%	5/11/16	450	429
	Union Planters Corp.	7.750%	3/1/11	1,000	1,039
	UnionBanCal Corp.	5.250%	12/16/13	150	144
	US Bank NA	6.375%	8/1/11	250	263
	US Bank NA	6.300%	2/4/14	250	261
3	USB Capital IX	6.189%	4/15/49	300	225
	Wachovia Bank NA	4.875%	2/1/15	1,030	940
	Wachovia Bank NA	5.600%	3/15/16	425	405
	Wachovia Bank NA	5.850%	2/1/37	1,050	854
	Wachovia Bank NA	6.600%	1/15/38	250	223
3,4	Wachovia Capital Trust III	5.800%	3/15/42	825	569
	Wachovia Corp.	4.375%	6/1/10	450	445
	Wachovia Corp.	5.300%	10/15/11	675	664
	Wachovia Corp.	5.500%	5/1/13	1,875	1,815
	Wachovia Corp.	4.875%	2/15/14	170	154
	Wachovia Corp.	5.625%	10/15/16	500	464
	Wachovia Corp.	5.750%	6/15/17	1,525	1,408
	Wachovia Corp.	5.750%	2/1/18	100	92
5	Wachovia Corp.	8.000%	12/15/26	1,200	1,238
	Wachovia Corp.	7.500%	4/15/35	150	150
	Wachovia Corp.	5.500%	8/1/35	200	154
	Wachovia Corp.	6.550%	10/15/35	100	88
	Washington Mutual Bank	6.875%	6/15/11	1,375	1,182
	Washington Mutual Bank	5.650%	8/15/14	450	370
	Washington Mutual Bank	5.125%	1/15/15	250	189
	Washington Mutual Bank	6.750%	5/20/36	300	219
	Washington Mutual, Inc.	5.000%	3/22/12	800	671
	Washington Mutual, Inc.	5.250%	9/15/17	250	195
	Wells Fargo & Co.	4.200%	1/15/10	3,540	3,552
	Wells Fargo & Co.	4.875%	1/12/11	725	735
	Wells Fargo & Co.	5.300%	8/26/11	200	202
	Wells Fargo & Co.	5.250%	10/23/12	100	99
	Wells Fargo & Co.	4.375%	1/31/13	275	262
	Wells Fargo & Co.	4.950%	10/16/13	550	535
	Wells Fargo & Co.	5.625%	12/11/17	1,525	1,466
	Wells Fargo Bank NA	4.750%	2/9/15	1,650	1,585
	Wells Fargo Bank NA	5.750%	5/16/16	250	254
	Wells Fargo Bank NA	5.950%	8/26/36	500	478
	Wells Fargo Capital X	5.950%	12/15/36	425	380
3	Wells Fargo Capital XIII	7.700%	12/29/49	450	454
	World Savings Bank, FSB	4.125%	12/15/09	300	297
	Zions Bancorp.	5.500%	11/16/15	675	537
	Brokerage (0.7%)
	Ameriprise Financial Inc.	5.350%	11/15/10	625	615
	Ameriprise Financial Inc.	5.650%	11/15/15	525	498
	Bear Stearns Co., Inc.	4.550%	6/23/10	775	768
	Bear Stearns Co., Inc.	5.500%	8/15/11	150	149

	Bear Stearns Co., Inc.	5.350%	2/1/12	750	744
	Bear Stearns Co., Inc.	5.700%	11/15/14	750	722
	Bear Stearns Co., Inc.	5.300%	10/30/15	985	913
	Bear Stearns Co., Inc.	5.550%	1/22/17	1,150	1,063
	Bear Stearns Co., Inc.	6.400%	10/2/17	800	793
	Bear Stearns Co., Inc.	7.250%	2/1/18	375	392
	BlackRock, Inc.	6.250%	9/15/17	300	302
3	Goldman Sachs Capital II	5.793%	6/1/12	550	389
	Goldman Sachs Group, Inc.	4.500%	6/15/10	640	641
	Goldman Sachs Group, Inc.	6.875%	1/15/11	600	624
	Goldman Sachs Group, Inc.	6.600%	1/15/12	3,425	3,573
	Goldman Sachs Group, Inc.	5.450%	11/1/12	1,150	1,157
	Goldman Sachs Group, Inc.	5.250%	4/1/13	950	943
	Goldman Sachs Group, Inc.	4.750%	7/15/13	400	387
	Goldman Sachs Group, Inc.	5.250%	10/15/13	850	843
	Goldman Sachs Group, Inc.	5.150%	1/15/14	600	600
	Goldman Sachs Group, Inc.	5.000%	10/1/14	1,450	1,429
	Goldman Sachs Group, Inc.	5.125%	1/15/15	150	145
	Goldman Sachs Group, Inc.	5.350%	1/15/16	800	773
	Goldman Sachs Group, Inc.	5.625%	1/15/17	625	581
	Goldman Sachs Group, Inc.	6.250%	9/1/17	1,075	1,069
	Goldman Sachs Group, Inc.	5.950%	1/18/18	625	600
	Goldman Sachs Group, Inc.	6.150%	4/1/18	175	170
	Goldman Sachs Group, Inc.	5.950%	1/15/27	675	581
	Goldman Sachs Group, Inc.	6.125%	2/15/33	875	764
	Goldman Sachs Group, Inc.	6.345%	2/15/34	1,125	959
	Goldman Sachs Group, Inc.	6.450%	5/1/36	375	336
	Goldman Sachs Group, Inc.	6.750%	10/1/37	2,850	2,638
	Janus Capital Group	5.875%	9/15/11	300	290
	Janus Capital Group	6.700%	6/15/17	150	139
	Jefferies Group Inc.	6.450%	6/8/27	1,150	900
	Jefferies Group Inc.	6.250%	1/15/36	725	528
	Lazard Group	6.850%	6/15/17	450	395
3	Lehman Brothers Capital Trust VII	5.857%	11/29/49	375	240
	Lehman Brothers Holdings, Inc.	4.250%	1/27/10	425	412
	Lehman Brothers Holdings, Inc.	5.000%	1/14/11	700	678
	Lehman Brothers Holdings, Inc.	6.625%	1/18/12	2,275	2,259
	Lehman Brothers Holdings, Inc.	6.000%	7/19/12	525	508
	Lehman Brothers Holdings, Inc.	5.750%	5/17/13	1,175	1,124
	Lehman Brothers Holdings, Inc.	5.500%	4/4/16	1,275	1,156
	Lehman Brothers Holdings, Inc.	5.750%	1/3/17	125	110
	Lehman Brothers Holdings, Inc.	6.500%	7/19/17	1,550	1,443
	Lehman Brothers Holdings, Inc.	6.750%	12/28/17	1,325	1,250
	Lehman Brothers Holdings, Inc.	7.000%	9/27/27	350	328
3	Lehman Brothers Holdings, Inc.	6.000%	5/3/32	400	331
	Lehman Brothers Holdings, Inc.	7.500%	5/11/38	1,825	1,689
	Merrill Lynch & Co., Inc.	4.125%	9/10/09	650	649
	Merrill Lynch & Co., Inc.	4.250%	2/8/10	1,225	1,207
	Merrill Lynch & Co., Inc.	4.790%	8/4/10	200	198
	Merrill Lynch & Co., Inc.	5.770%	7/25/11	150	151
	Merrill Lynch & Co., Inc.	6.050%	8/15/12	100	97
	Merrill Lynch & Co., Inc.	5.450%	2/5/13	475	446
	Merrill Lynch & Co., Inc.	6.150%	4/25/13	1,025	1,000
	Merrill Lynch & Co., Inc.	5.000%	2/3/14	1,050	961
	Merrill Lynch & Co., Inc.	5.450%	7/15/14	175	166
	Merrill Lynch & Co., Inc.	5.000%	1/15/15	625	552
	Merrill Lynch & Co., Inc.	6.050%	5/16/16	600	551
	Merrill Lynch & Co., Inc.	5.700%	5/2/17	1,225	1,086
	Merrill Lynch & Co., Inc.	6.400%	8/28/17	1,000	927

	Merrill Lynch & Co., Inc.	6.875%	4/25/18	1,350	1,283
	Merrill Lynch & Co., Inc.	6.220%	9/15/26	750	652
	Merrill Lynch & Co., Inc.	6.110%	1/29/37	225	183
	Merrill Lynch & Co., Inc.	7.750%	5/14/38	775	746
	Morgan Stanley Dean Witter	4.000%	1/15/10	1,475	1,464
	Morgan Stanley Dean Witter	4.250%	5/15/10	950	927
	Morgan Stanley Dean Witter	6.750%	4/15/11	1,025	1,056
	Morgan Stanley Dean Witter	5.625%	1/9/12	1,250	1,245
	Morgan Stanley Dean Witter	6.600%	4/1/12	1,500	1,532
	Morgan Stanley Dean Witter	5.750%	8/31/12	400	397
	Morgan Stanley Dean Witter	4.750%	4/1/14	1,200	1,082
	Morgan Stanley Dean Witter	6.000%	4/28/15	925	891
	Morgan Stanley Dean Witter	5.375%	10/15/15	650	598
	Morgan Stanley Dean Witter	5.750%	10/18/16	950	869
	Morgan Stanley Dean Witter	5.450%	1/9/17	975	872
	Morgan Stanley Dean Witter	5.550%	4/27/17	250	224
	Morgan Stanley Dean Witter	5.950%	12/28/17	750	685
	Morgan Stanley Dean Witter	6.625%	4/1/18	2,050	1,952
	Morgan Stanley Dean Witter	6.250%	8/9/26	1,050	928
	Morgan Stanley Dean Witter	7.250%	4/1/32	475	482
	Finance Companies (0.7%)
	Allied Capital Corp.	6.000%	4/1/12	275	257
	American Express Bank, FSB	5.550%	10/17/12	375	369
	American Express Bank, FSB	6.000%	9/13/17	525	499
	American Express Centurion Bank	4.375%	7/30/09	75	75
	American Express Centurion Bank	5.200%	11/26/10	450	454
	American Express Centurion Bank	5.550%	10/17/12	250	250
	American Express Centurion Bank	6.000%	9/13/17	375	374
	American Express Co.	5.500%	9/12/16	350	326
	American Express Co.	6.150%	8/28/17	300	286
3	American Express Co.	6.800%	9/1/66	550	522
	American Express Credit Corp.	5.000%	12/2/10	725	737
	American Express Credit Corp.	5.875%	5/2/13	825	821
5	American Express Travel	5.250%	11/21/11	125	124
	American General Finance Corp.	3.875%	10/1/09	400	390
	American General Finance Corp.	4.875%	5/15/10	975	948
	American General Finance Corp.	5.625%	8/17/11	550	532
	American General Finance Corp.	4.875%	7/15/12	150	139
	American General Finance Corp.	5.850%	6/1/13	1,025	953
	American General Finance Corp.	5.750%	9/15/16	375	326
	American General Finance Corp.	6.900%	12/15/17	625	556
	Block Financial LLC	7.875%	1/15/13	125	134
	Capital One Capital III	7.686%	8/15/36	525	435
	Capital One Capital IV	6.745%	2/17/37	300	227
	Capital One Financial	5.700%	9/15/11	375	353
	Capital One Financial	4.800%	2/21/12	50	46
	Capital One Financial	5.500%	6/1/15	225	202
	Capital One Financial	6.150%	9/1/16	50	43
	Capital One Financial	5.250%	2/21/17	50	44
	Capital One Financial	6.750%	9/15/17	650	647
	Capmark Financial Group	5.875%	5/10/12	100	70
	Capmark Financial Group	6.300%	5/10/17	300	192
	CIT Group Co. of Canada	4.650%	7/1/10	300	258
	CIT Group Co. of Canada	5.200%	6/1/15	850	595
	CIT Group, Inc.	4.250%	2/1/10	400	352
	CIT Group, Inc.	5.200%	11/3/10	775	658
	CIT Group, Inc.	4.750%	12/15/10	1,125	959
	CIT Group, Inc.	5.600%	4/27/11	500	409

	CIT Group, Inc.	5.400%	3/7/13	150	121
	CIT Group, Inc.	5.125%	9/30/14	200	144
	CIT Group, Inc.	5.000%	2/1/15	400	296
	CIT Group, Inc.	5.400%	1/30/16	25	18
	CIT Group, Inc.	5.850%	9/15/16	300	224
	CIT Group, Inc.	5.650%	2/13/17	850	619
	CIT Group, Inc.	6.000%	4/1/36	500	374
3	CIT Group, Inc.	6.100%	3/15/67	25	12
	Countrywide Financial Corp.	5.800%	6/7/12	50	47
	Countrywide Home Loan	4.125%	9/15/09	425	406
	Countrywide Home Loan	4.000%	3/22/11	1,925	1,749
	General Electric Capital Corp.	3.250%	6/15/09	1,225	1,227
	General Electric Capital Corp.	4.125%	9/1/09	25	25
	General Electric Capital Corp.	4.625%	9/15/09	750	764
	General Electric Capital Corp.	5.250%	10/27/09	850	871
	General Electric Capital Corp.	4.875%	10/21/10	1,050	1,069
	General Electric Capital Corp.	6.125%	2/22/11	1,285	1,346
	General Electric Capital Corp.	5.500%	4/28/11	1,475	1,520
	General Electric Capital Corp.	5.875%	2/15/12	2,025	2,094
	General Electric Capital Corp.	4.375%	3/3/12	1,075	1,062
	General Electric Capital Corp.	5.000%	4/10/12	250	253
	General Electric Capital Corp.	6.000%	6/15/12	1,250	1,292
	General Electric Capital Corp.	5.250%	10/19/12	2,525	2,537
	General Electric Capital Corp.	5.450%	1/15/13	125	126
	General Electric Capital Corp.	5.500%	6/4/14	1,450	1,489
	General Electric Capital Corp.	5.650%	6/9/14	1,150	1,177
	General Electric Capital Corp.	5.375%	10/20/16	200	198
	General Electric Capital Corp.	5.400%	2/15/17	500	492
	General Electric Capital Corp.	5.625%	9/15/17	700	693
	General Electric Capital Corp.	5.625%	5/1/18	700	687
	General Electric Capital Corp.	6.750%	3/15/32	3,525	3,566
	General Electric Capital Corp.	6.150%	8/7/37	250	235
	General Electric Capital Corp.	5.875%	1/14/38	2,750	2,489
3	General Electric Capital Corp.	6.375%	11/15/67	1,400	1,342
3	HSBC Finance Capital Trust IX	5.911%	11/30/35	300	243
	HSBC Finance Corp.	4.125%	11/16/09	505	504
	HSBC Finance Corp.	5.250%	1/14/11	1,470	1,479
	HSBC Finance Corp.	5.700%	6/1/11	1,275	1,290
	HSBC Finance Corp.	6.375%	10/15/11	1,450	1,490
	HSBC Finance Corp.	5.900%	6/19/12	1,050	1,063
	HSBC Finance Corp.	5.250%	1/15/14	825	818
	HSBC Finance Corp.	5.000%	6/30/15	1,275	1,222
	International Lease Finance Corp.	4.875%	9/1/10	225	213
	International Lease Finance Corp.	5.125%	11/1/10	400	379
	International Lease Finance Corp.	5.450%	3/24/11	400	375
	International Lease Finance Corp.	5.750%	6/15/11	925	870
	International Lease Finance Corp.	5.300%	5/1/12	150	135
	International Lease Finance Corp.	5.000%	9/15/12	2,175	1,922
	iStar Financial Inc.	6.000%	12/15/10	250	213
	iStar Financial Inc.	5.650%	9/15/11	175	147
	iStar Financial Inc.	5.150%	3/1/12	1,100	891
	iStar Financial Inc.	5.950%	10/15/13	25	20
	iStar Financial Inc.	5.875%	3/15/16	375	293
	iStar Financial Inc.	5.850%	3/15/17	50	39
	SLM Corp.	4.500%	7/26/10	150	137
	SLM Corp.	5.400%	10/25/11	325	290
	SLM Corp.	5.375%	1/15/13	1,250	1,044
	SLM Corp.	5.000%	10/1/13	300	249
	SLM Corp.	8.450%	6/15/18	450	429

	SLM Corp.	5.625%	8/1/33	700	527
	Insurance (0.5%)
	ACE Capital Trust II	9.700%	4/1/30	75	82
	ACE INA Holdings, Inc.	5.600%	5/15/15	125	123
	ACE INA Holdings, Inc.	5.700%	2/15/17	450	436
	AEGON Funding Corp.	5.750%	12/15/20	50	47
	AEGON NV	4.750%	6/1/13	75	72
	Aetna, Inc.	7.875%	3/1/11	300	318
	Aetna, Inc.	5.750%	6/15/11	75	77
	Aetna, Inc.	6.625%	6/15/36	650	622
	Aetna, Inc.	6.750%	12/15/37	250	237
	Allied World Assurance	7.500%	8/1/16	550	520
	Allstate Corp.	7.200%	12/1/09	325	340
	Allstate Corp.	6.125%	2/15/12	100	103
	Allstate Corp.	5.000%	8/15/14	25	25
	Allstate Corp.	6.125%	12/15/32	250	238
	Allstate Corp.	5.550%	5/9/35	100	85
3	Allstate Corp.	6.125%	5/15/37	200	185
3	Allstate Corp.	6.500%	5/15/57	200	178
	Ambac, Inc.	5.950%	12/5/35	1,250	444
	Ambac, Inc.	6.150%	2/7/87	100	16
	American General Capital II	8.500%	7/1/30	700	730
	American International Group, Inc.	4.700%	10/1/10	200	197
	American International Group, Inc.	5.375%	10/18/11	400	396
	American International Group, Inc.	4.950%	3/20/12	1,400	1,354
	American International Group, Inc.	4.250%	5/15/13	750	688
	American International Group, Inc.	5.600%	10/18/16	125	116
	American International Group, Inc.	5.850%	1/16/18	500	461
	American International Group, Inc.	6.250%	5/1/36	700	615
3,5	American International Group, Inc.	8.175%	5/15/58	1,450	1,418
	Aon Capital Trust	8.205%	1/1/27	100	100
	Arch Capital Group Ltd.	7.350%	5/1/34	375	389
	Aspen Insurance Holdings Ltd.	6.000%	8/15/14	300	283
	Assurant, Inc.	5.625%	2/15/14	200	189
	Assurant, Inc.	6.750%	2/15/34	400	371
	AXA SA	8.600%	12/15/30	1,125	1,191
	Axis Capital Holdings	5.750%	12/1/14	275	267
	Berkshire Hathaway Finance Corp.	4.125%	1/15/10	1,750	1,770
	Berkshire Hathaway Finance Corp.	4.200%	12/15/10	400	407
5	Berkshire Hathaway Finance Corp.	4.600%	5/15/13	75	74
	Berkshire Hathaway Finance Corp.	4.625%	10/15/13	175	174
	Berkshire Hathaway Finance Corp.	5.100%	7/15/14	50	51
	Berkshire Hathaway Finance Corp.	4.850%	1/15/15	700	696
5	Berkshire Hathaway Finance Corp.	5.400%	5/15/18	75	75
3	Chubb Corp.	6.375%	4/15/17	250	231
	Chubb Corp.	5.750%	5/15/18	175	169
	Chubb Corp.	6.000%	5/11/37	650	594
	Chubb Corp.	6.500%	5/15/38	175	170
	CIGNA Corp.	6.150%	11/15/36	500	441
	Cincinnati Financial Corp.	6.125%	11/1/34	325	297
	CNA Financial Corp.	6.000%	8/15/11	300	299
	CNA Financial Corp.	6.500%	8/15/16	475	462
	Commerce Group, Inc.	5.950%	12/9/13	175	169
	Coventry Health Care Inc.	6.300%	8/15/14	375	354
3	Everest Reinsurance Holdings, Inc.	6.600%	5/15/37	275	198
	Fund American Cos., Inc.	5.875%	5/15/13	150	146
	GE Global Insurance Holdings Corp.	6.450%	3/1/19	500	483
	GE Global Insurance Holdings Corp.	7.000%	2/15/26	175	171
	GE Global Insurance Holdings Corp.	7.750%	6/15/30	300	309

	Genworth Financial, Inc.	4.750%	6/15/09	300	299
	Genworth Financial, Inc.	4.950%	10/1/15	125	111
	Genworth Financial, Inc.	6.500%	6/15/34	425	384
3	Genworth Financial, Inc.	6.150%	11/15/66	125	98
	Hartford Financial Services Group, Inc.	5.250%	10/15/11	175	173
	Hartford Financial Services Group, Inc.	5.500%	10/15/16	175	165
	Hartford Financial Services Group, Inc.	5.375%	3/15/17	150	140
	Hartford Financial Services Group, Inc.	6.300%	3/15/18	250	247
3	Hartford Financial Services Group, Inc.	8.125%	6/15/18	125	122
	Hartford Financial Services Group, Inc.	6.000%	1/15/19	100	96
	Hartford Financial Services Group, Inc.	5.950%	10/15/36	325	280
	Hartford Financial Services Group, Inc.	6.100%	10/1/41	225	200
	Humana Inc.	6.450%	6/1/16	625	609
	Humana Inc.	7.200%	6/15/18	325	323
	Humana Inc.	8.150%	6/15/38	325	331
3	ING Capital Funding Trust III	5.775%	12/8/49	875	740
	ING USA Global	4.500%	10/1/10	675	681
	Lincoln National Corp.	6.200%	12/15/11	550	560
	Lincoln National Corp.	6.150%	4/7/36	350	332
3	Lincoln National Corp.	7.000%	5/17/66	400	361
3	Lincoln National Corp.	6.050%	4/20/67	175	147
	Loews Corp.	6.000%	2/1/35	200	176
	Marsh & McLennan Cos., Inc.	6.250%	3/15/12	275	280
	Marsh & McLennan Cos., Inc.	5.375%	7/15/14	350	338
	Marsh & McLennan Cos., Inc.	5.875%	8/1/33	100	85
	MetLife, Inc.	5.500%	6/15/14	550	552
	MetLife, Inc.	5.000%	6/15/15	450	428
	MetLife, Inc.	6.500%	12/15/32	75	75
	MetLife, Inc.	6.375%	6/15/34	375	361
	MetLife, Inc.	5.700%	6/15/35	125	110
	MetLife, Inc.	6.400%	12/15/36	300	259
	Principal Financial Group, Inc.	6.050%	10/15/36	250	218
	Principal Life Income Funding	5.125%	3/1/11	525	527
	Principal Life Income Funding	5.300%	12/14/12	100	100
	Principal Life Income Funding	5.300%	4/24/13	250	250
	Principal Life Income Funding	5.100%	4/15/14	475	457
	Progressive Corp.	6.375%	1/15/12	350	358
	Progressive Corp.	6.625%	3/1/29	500	505
3	Progressive Corp.	6.700%	6/15/37	425	365
	Protective Life Secured Trust	4.850%	8/16/10	375	378
	Prudential Financial, Inc.	5.800%	6/15/12	425	434
	Prudential Financial, Inc.	5.150%	1/15/13	75	74
	Prudential Financial, Inc.	4.500%	7/15/13	450	425
	Prudential Financial, Inc.	4.750%	4/1/14	150	141
	Prudential Financial, Inc.	5.500%	3/15/16	50	47
	Prudential Financial, Inc.	6.100%	6/15/17	350	352
	Prudential Financial, Inc.	5.750%	7/15/33	200	175
	Prudential Financial, Inc.	5.400%	6/13/35	150	124
	Prudential Financial, Inc.	5.900%	3/17/36	325	288
	Prudential Financial, Inc.	5.700%	12/14/36	900	735
	Safeco Corp.	4.875%	2/1/10	1,250	1,238
	St. Paul Travelers Cos., Inc.	5.500%	12/1/15	600	597
	St. Paul Travelers Cos., Inc.	6.250%	6/20/16	100	103
	Torchmark Corp.	6.375%	6/15/16	425	433
	Travelers Cos. Inc.	5.800%	5/15/18	775	753
3	Travelers Cos. Inc.	6.250%	3/15/37	250	213
	Travelers Cos. Inc.	6.250%	6/15/37	200	184
	UnitedHealth Group, Inc.	4.125%	8/15/09	675	671
	UnitedHealth Group, Inc.	5.000%	8/15/14	350	331

	UnitedHealth Group, Inc.	4.875%	3/15/15	250	232
	UnitedHealth Group, Inc.	6.000%	6/15/17	100	97
	UnitedHealth Group, Inc.	6.000%	11/15/17	100	98
	UnitedHealth Group, Inc.	6.000%	2/15/18	600	577
	UnitedHealth Group, Inc.	6.500%	6/15/37	200	183
	UnitedHealth Group, Inc.	6.625%	11/15/37	325	303
	UnitedHealth Group, Inc.	6.875%	2/15/38	250	239
	WellPoint Inc.	4.250%	12/15/09	175	173
	WellPoint Inc.	6.375%	1/15/12	200	203
	WellPoint Inc.	6.800%	8/1/12	550	569
	WellPoint Inc.	5.000%	12/15/14	125	119
	WellPoint Inc.	5.250%	1/15/16	125	117
	WellPoint Inc.	5.875%	6/15/17	400	389
	WellPoint Inc.	5.950%	12/15/34	750	653
	WellPoint Inc.	5.850%	1/15/36	150	128
	WellPoint Inc.	6.375%	6/15/37	600	540
	Willis North America Inc.	5.625%	7/15/15	400	377
	Willis North America Inc.	6.200%	3/28/17	300	265
	XL Capital Ltd.	5.250%	9/15/14	350	291
3	XL Capital Ltd.	6.500%	4/15/17	400	270
	XL Capital Ltd.	6.375%	11/15/24	100	84
	XL Capital Ltd.	6.250%	5/15/27	500	410
	Real Estate Investment Trusts (0.2%)
	AMB Property LP	6.300%	6/1/13	150	150
	AvalonBay Communities, Inc.	5.500%	1/15/12	225	221
	AvalonBay Communities, Inc.	5.750%	9/15/16	100	95
	Boston Properties, Inc.	6.250%	1/15/13	500	505
	Boston Properties, Inc.	5.625%	4/15/15	225	215
	Brandywine Operating Partnership	4.500%	11/1/09	425	411
	Brandywine Operating Partnership	5.400%	11/1/14	225	199
	Camden Property Trust	5.700%	5/15/17	325	298
	Colonial Realty LP	5.500%	10/1/15	250	218
	Duke Realty LP	5.625%	8/15/11	175	171
	Duke Realty LP	5.950%	2/15/17	200	185
	ERP Operating LP	6.625%	3/15/12	400	408
	ERP Operating LP	5.125%	3/15/16	650	584
	ERP Operating LP	5.375%	8/1/16	275	254
	HCP Inc.	6.700%	1/30/18	200	180
	Health Care Property Investors, Inc.	6.450%	6/25/12	525	503
	Health Care Property Investors, Inc.	6.300%	9/15/16	300	271
	Health Care Property Investors, Inc.	5.625%	5/1/17	25	20
	Health Care REIT, Inc.	6.000%	11/15/13	500	466
	Health Care REIT, Inc.	6.200%	6/1/16	325	294
	Hospitality Properties	5.125%	2/15/15	500	405
	HRPT Properties Trust	6.250%	8/15/16	700	637
	Kimco Realty Corp.	5.783%	3/15/16	125	116
	Liberty Property LP	5.125%	3/2/15	1,025	920
	Liberty Property LP	5.500%	12/15/16	100	89
	National Retail Properties	6.875%	10/15/17	875	807
	Nationwide Health Properties, Inc.	6.250%	2/1/13	375	367
	ProLogis	5.250%	11/15/10	250	247
	ProLogis	5.500%	3/1/13	175	171
	ProLogis	5.625%	11/15/15	350	323
	ProLogis	5.750%	4/1/16	400	372
	Realty Income Corp.	6.750%	8/15/19	525	489
	Regency Centers LP	6.750%	1/15/12	800	800
	Regency Centers LP	5.250%	8/1/15	75	68
	Simon Property Group Inc.	4.875%	8/15/10	1,000	994
	Simon Property Group Inc.	5.000%	3/1/12	175	170

	Simon Property Group Inc.	5.750%	12/1/15	325	311
	Simon Property Group Inc.	5.250%	12/1/16	1,125	1,026
	Simon Property Group Inc.	5.875%	3/1/17	650	621
	Simon Property Group Inc.	6.125%	5/30/18	325	312
	Tanger Factory Outlet Centers, Inc.	6.150%	11/15/15	400	368
	Vornado Realty	5.600%	2/15/11	750	738
	Other (0.0%)
	XTRA Finance Corp.	5.150%	4/1/17	575	572
					337,967
Industrial (4.0%)
	Basic Industry (0.3%)
	Alcan, Inc.	4.875%	9/15/12	325	315
	Alcan, Inc.	4.500%	5/15/13	125	120
	Alcan, Inc.	5.000%	6/1/15	250	238
	Alcan, Inc.	7.250%	3/15/31	250	269
	Alcan, Inc.	6.125%	12/15/33	800	725
	Alcoa, Inc.	5.720%	2/23/19	405	379
	Alcoa, Inc.	5.900%	2/1/27	175	157
	Aluminum Co. of America	6.750%	1/15/28	500	494
5	ArcelorMittal	5.375%	6/1/13	925	913
5	ArcelorMittal	6.125%	6/1/18	425	414
	Barrick Gold Finance Inc.	4.875%	11/15/14	825	775
	BHP Finance USA Ltd.	8.500%	12/1/12	500	562
	BHP Finance USA Ltd.	5.400%	3/29/17	350	331
	Celulosa Arauco Constitution SA	8.625%	8/15/10	250	268
	Celulosa Arauco Constitution SA	5.625%	4/20/15	775	753
	Commercial Metals Co.	6.500%	7/15/17	175	178
	Dow Chemical Co.	6.125%	2/1/11	625	645
	Dow Chemical Co.	6.000%	10/1/12	50	51
	Dow Chemical Co.	5.700%	5/15/18	450	441
	Dow Chemical Co.	7.375%	11/1/29	100	107
	E.I. du Pont de Nemours & Co.	6.875%	10/15/09	230	240
	E.I. du Pont de Nemours & Co.	4.125%	4/30/10	195	197
	E.I. du Pont de Nemours & Co.	4.750%	11/15/12	125	126
	E.I. du Pont de Nemours & Co.	6.500%	1/15/28	500	521
	Falconbridge Ltd.	7.350%	6/5/12	375	396
	Freeport-McMoRan Copper & Gold Inc.	8.250%	4/1/15	700	723
	Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	875	925
	Inco Ltd.	5.700%	10/15/15	450	436
	Inco Ltd.	7.200%	9/15/32	100	103
	International Paper Co.	5.850%	10/30/12	201	194
	International Paper Co.	5.300%	4/1/15	525	466
	Lubrizol Corp.	5.500%	10/1/14	850	812
	Monsanto Co.	7.375%	8/15/12	350	382
	Newmont Mining	5.875%	4/1/35	325	278
	Noranda, Inc.	7.250%	7/15/12	250	260
	Noranda, Inc.	6.000%	10/15/15	500	488
	Noranda, Inc.	5.500%	6/15/17	250	235
	Nucor Corp.	5.000%	6/1/13	125	125
	Nucor Corp.	5.750%	12/1/17	100	100
	Nucor Corp.	5.850%	6/1/18	400	403
	Nucor Corp.	6.400%	12/1/37	250	253
	Placer Dome, Inc.	6.450%	10/15/35	375	362
	Plum Creek Timber Co.	5.875%	11/15/15	400	354
	Potash Corp. of Saskatchewan	7.750%	5/31/11	1,325	1,427
	Praxair, Inc.	3.950%	6/1/13	750	718
	Praxair, Inc.	5.250%	11/15/14	150	150
	Praxair, Inc.	5.200%	3/15/17	25	24
	Rio Tinto Finance USA Ltd.	5.875%	7/15/13	400	402

	Rio Tinto Finance USA Ltd.	6.500%	7/15/18	400	401
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	225	229
	Rohm & Haas Co.	7.850%	7/15/29	600	646
	Southern Copper Corp.	7.500%	7/27/35	650	630
	Teck Cominco Ltd.	6.125%	10/1/35	700	620
	US Steel Corp.	6.050%	6/1/17	300	281
	Vale Overseas Ltd.	6.250%	1/11/16	100	98
	Vale Overseas Ltd.	6.250%	1/23/17	350	340
	Vale Overseas Ltd.	8.250%	1/17/34	375	404
	Vale Overseas Ltd.	6.875%	11/21/36	375	353
	Weyerhaeuser Co.	6.750%	3/15/12	1,350	1,388
	Weyerhaeuser Co.	7.375%	3/15/32	100	100
	WMC Finance USA	5.125%	5/15/13	400	397
	Capital Goods (0.4%)
3,5	BAE Systems Asset Trust	7.156%	12/15/11	251	262
	Bemis Co. Inc.	4.875%	4/1/12	700	688
	Boeing Capital Corp.	6.100%	3/1/11	250	262
	Boeing Capital Corp.	6.500%	2/15/12	200	212
	Boeing Capital Corp.	5.800%	1/15/13	925	976
	Boeing Co.	8.750%	8/15/21	500	621
	Boeing Co.	6.625%	2/15/38	300	318
	Caterpillar Financial Services Corp.	4.150%	1/15/10	600	605
	Caterpillar Financial Services Corp.	4.300%	6/1/10	1,980	2,009
	Caterpillar Financial Services Corp.	4.750%	2/17/15	175	171
	Caterpillar Financial Services Corp.	4.625%	6/1/15	400	388
	Caterpillar, Inc.	7.375%	3/1/97	400	442
	CRH America Inc.	5.625%	9/30/11	400	392
	CRH America Inc.	6.950%	3/15/12	150	150
	CRH America Inc.	5.300%	10/15/13	100	93
	CRH America Inc.	6.000%	9/30/16	750	694
	CRH America Inc.	6.400%	10/15/33	450	375
	Deere & Co.	6.950%	4/25/14	825	908
	Deere & Co.	7.125%	3/3/31	300	336
	Dover Corp.	4.875%	10/15/15	225	219
	Embraer Overseas Ltd.	6.375%	1/24/17	550	539
	Emerson Electric Co.	4.625%	10/15/12	1,500	1,511
	General Dynamics Corp.	4.250%	5/15/13	650	642
	General Electric Co.	5.000%	2/1/13	3,000	3,013
	Hanson PLC	5.250%	3/15/13	400	391
	Harsco Corp.	5.750%	5/15/18	350	349
	Honeywell International, Inc.	7.500%	3/1/10	500	530
	Honeywell International, Inc.	6.125%	11/1/11	200	211
	Honeywell International, Inc.	4.250%	3/1/13	175	173
	Honeywell International, Inc.	5.300%	3/15/17	275	275
	Honeywell International, Inc.	5.300%	3/1/18	150	148
	John Deere Capital Corp.	7.000%	3/15/12	650	700
	Joy Global, Inc.	6.000%	11/15/16	250	249
	Lafarge SA	6.150%	7/15/11	50	50
	Lafarge SA	6.500%	7/15/16	700	680
	Lafarge SA	7.125%	7/15/36	1,350	1,251
	Lockheed Martin Corp.	7.650%	5/1/16	250	283
	Lockheed Martin Corp.	7.750%	5/1/26	250	282
	Lockheed Martin Corp.	6.150%	9/1/36	450	445
	Martin Marietta Material	6.600%	4/15/18	400	398
	Masco Corp.	5.875%	7/15/12	400	382
	Masco Corp.	4.800%	6/15/15	25	22
	Masco Corp.	6.500%	8/15/32	100	81
	Minnesota Mining & Manufacturing Corp.	5.125%	11/6/09	150	154
	Minnesota Mining & Manufacturing Corp.	6.375%	2/15/28	450	494

	Mohawk Industries Inc.	5.750%	1/15/11	1,000	995
	Mohawk Industries Inc.	6.125%	1/15/16	1,075	1,024
	Northrop Grumman Corp.	7.125%	2/15/11	300	318
	Northrop Grumman Corp.	7.750%	2/15/31	400	469
	Raytheon Co.	4.850%	1/15/11	325	327
	Raytheon Co.	5.500%	11/15/12	75	77
	Raytheon Co.	5.375%	4/1/13	325	331
	Raytheon Co.	7.200%	8/15/27	75	82
	Republic Services, Inc.	6.750%	8/15/11	275	281
	Textron Financial Corp.	4.600%	5/3/10	400	399
	Textron Financial Corp.	5.125%	11/1/10	400	402
	Textron, Inc.	6.500%	6/1/12	1,050	1,099
	TRW, Inc.	7.750%	6/1/29	650	764
	Tyco International Group SA	6.125%	11/1/08	300	301
	Tyco International Group SA	6.125%	1/15/09	150	150
	Tyco International Group SA	6.750%	2/15/11	975	1,008
	Tyco International Group SA	6.375%	10/15/11	675	697
	Tyco International Group SA	6.000%	11/15/13	475	458
5	Tyco International Group SA	7.000%	12/15/19	400	412
	United Technologies Corp.	4.375%	5/1/10	625	636
	United Technologies Corp.	6.350%	3/1/11	325	344
	United Technologies Corp.	4.875%	5/1/15	550	547
	United Technologies Corp.	8.875%	11/15/19	575	738
	United Technologies Corp.	7.500%	9/15/29	100	115
	United Technologies Corp.	5.400%	5/1/35	400	370
	United Technologies Corp.	6.050%	6/1/36	325	324
	Vulcan Materials Co.	6.300%	6/15/13	175	177
	Vulcan Materials Co.	7.000%	6/15/18	325	330
	Waste Management, Inc.	7.375%	8/1/10	75	78
	WMX Technologies Inc.	7.100%	8/1/26	325	328
	Communication (0.9%)
	America Movil SA de C.V.	5.500%	3/1/14	1,000	984
	America Movil SA de C.V.	6.375%	3/1/35	200	192
	America Movil SA de C.V.	6.125%	11/15/37	300	279
	AT&T Inc.	4.125%	9/15/09	1,350	1,351
	AT&T Inc.	5.300%	11/15/10	450	463
	AT&T Inc.	6.250%	3/15/11	750	777
	AT&T Inc.	7.300%	11/15/11	300	318
	AT&T Inc.	5.875%	2/1/12	370	381
	AT&T Inc.	5.875%	8/15/12	130	134
	AT&T Inc.	5.100%	9/15/14	1,575	1,553
	AT&T Inc.	5.625%	6/15/16	1,525	1,510
	AT&T Inc.	5.600%	5/15/18	375	366
	AT&T Inc.	8.000%	11/15/31	1,295	1,479
	AT&T Inc.	6.450%	6/15/34	1,000	998
	AT&T Inc.	6.500%	9/1/37	1,100	1,068
	AT&T Inc.	6.300%	1/15/38	1,050	993
	AT&T Wireless	7.875%	3/1/11	1,000	1,065
	AT&T Wireless	8.125%	5/1/12	950	1,040
	AT&T Wireless	8.750%	3/1/31	825	991
	BellSouth Capital Funding	7.875%	2/15/30	150	166
	BellSouth Corp.	4.200%	9/15/09	200	201
	BellSouth Corp.	6.875%	10/15/31	325	334
	BellSouth Corp.	6.550%	6/15/34	700	693
	BellSouth Corp.	6.000%	11/15/34	290	271
	BellSouth Telecommunications	6.375%	6/1/28	1,565	1,556
	British Sky Broadcasting Corp.	8.200%	7/15/09	400	413
	British Telecommunications PLC	8.625%	12/15/10	375	403
	British Telecommunications PLC	9.125%	12/15/30	1,125	1,372

CBS Corp.	7.875%	7/30/30	400	382
CenturyTel Enterprises	6.875%	1/15/28	150	128
CenturyTel, Inc.	5.000%	2/15/15	150	132
Cingular Wireless LLC	6.500%	12/15/11	350	364
Cingular Wireless LLC	7.125%	12/15/31	1,000	1,034
Comcast Cable Communications Holdings Inc.	8.375%	3/15/13	420	465
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	1,108	1,346
Comcast Cable Communications, Inc.	6.750%	1/30/11	300	311
Comcast Cable Communications, Inc.	8.875%	5/1/17	850	985
Comcast Corp.	5.850%	1/15/10	400	406
Comcast Corp.	5.500%	3/15/11	800	804
Comcast Corp.	5.300%	1/15/14	1,155	1,127
Comcast Corp.	6.500%	1/15/15	1,400	1,428
Comcast Corp.	5.900%	3/15/16	800	786
Comcast Corp.	5.875%	2/15/18	575	559
Comcast Corp.	7.050%	3/15/33	600	608
Comcast Corp.	6.500%	11/15/35	1,100	1,055
Comcast Corp.	6.450%	3/15/37	100	93
Comcast Corp.	6.950%	8/15/37	300	298
Cox Communications, Inc.	4.625%	1/15/10	1,375	1,361
Cox Communications, Inc.	4.625%	6/1/13	200	185
Cox Communications, Inc.	5.500%	10/1/15	600	576
Deutsche Telekom International Finance	8.500%	6/15/10	425	449
Deutsche Telekom International Finance	5.250%	7/22/13	1,125	1,096
Deutsche Telekom International Finance	5.750%	3/23/16	425	422
Deutsche Telekom International Finance	8.750%	6/15/30	1,700	1,951
Embarq Corp.	7.082%	6/1/16	875	834
Embarq Corp.	7.995%	6/1/36	200	194
France Telecom	7.750%	3/1/11	1,675	1,782
France Telecom	8.500%	3/1/31	825	1,004
Gannett Co., Inc.	6.375%	4/1/12	400	388
Grupo Televisa SA	6.625%	3/18/25	450	443
GTE Corp.	6.940%	4/15/28	325	325
Koninklijke KPN NV	8.000%	10/1/10	500	531
McGraw-Hill Cos. Inc.	5.375%	11/15/12	400	399
McGraw-Hill Cos. Inc.	5.900%	11/15/17	450	441
McGraw-Hill Cos. Inc.	6.550%	11/15/37	550	522
New England Telephone & Telegraph Co.	7.875%	11/15/29	250	278
News America Holdings, Inc.	9.250%	2/1/13	800	915
News America Holdings, Inc.	8.150%	10/17/36	385	435
News America Inc.	5.300%	12/15/14	475	466
News America Inc.	6.200%	12/15/34	175	163
News America Inc.	6.400%	12/15/35	575	545
News America Inc.	6.650%	11/15/37	400	391
Omnicom Group Inc.	5.900%	4/15/16	50	49
Pacific Bell	7.125%	3/15/26	200	204
Qwest Communications International Inc.	7.875%	9/1/11	450	450
Qwest Communications International Inc.	8.875%	3/15/12	425	435
Qwest Communications International Inc.	7.500%	10/1/14	600	588
Qwest Communications International Inc.	6.500%	6/1/17	275	246
R.R. Donnelley & Sons Co.	4.950%	5/15/10	300	294
R.R. Donnelley & Sons Co.	5.625%	1/15/12	150	147
R.R. Donnelley & Sons Co.	4.950%	4/1/14	100	92
R.R. Donnelley & Sons Co.	5.500%	5/15/15	150	142
Reed Elsevier Capital	4.625%	6/15/12	100	96
Rogers Wireless Inc.	6.375%	3/1/14	750	747
Telecom Italia Capital	4.000%	1/15/10	500	493
Telecom Italia Capital	4.875%	10/1/10	400	397
Telecom Italia Capital	6.200%	7/18/11	550	563

Telecom Italia Capital	5.250%	11/15/13	325	303
Telecom Italia Capital	5.250%	10/1/15	650	599
Telecom Italia Capital	6.375%	11/15/33	205	182
Telecom Italia Capital	7.200%	7/18/36	475	460
Telefonica Emisiones SAU	5.984%	6/20/11	700	715
Telefonica Emisiones SAU	6.421%	6/20/16	1,400	1,424
Telefonica Emisiones SAU	7.045%	6/20/36	950	1,006
Telefonica Europe BV	7.750%	9/15/10	675	711
Telefonica Europe BV	8.250%	9/15/30	750	882
Telefonos de Mexico SA	4.750%	1/27/10	550	551
Telefonos de Mexico SA	5.500%	1/27/15	850	828
Telus Corp.	8.000%	6/1/11	1,075	1,154
Thomson Corp.	5.950%	7/15/13	75	75
Thomson Corp.	5.700%	10/1/14	850	837
Thomson Corp.	6.500%	7/15/18	50	50
Thomson Corp.	5.500%	8/15/35	50	41
Time Warner Cable Inc.	5.400%	7/2/12	400	395
Time Warner Cable Inc.	6.200%	7/1/13	300	304
Time Warner Cable Inc.	5.850%	5/1/17	925	877
Time Warner Cable Inc.	6.750%	7/1/18	900	904
Time Warner Cable Inc.	6.550%	5/1/37	350	327
Time Warner Cable Inc.	7.300%	7/1/38	700	694
Time Warner Entertainment	10.150%	5/1/12	200	226
Time Warner Entertainment	8.375%	3/15/23	800	867
Time Warner Entertainment	8.375%	7/15/33	100	107
US Cellular	6.700%	12/15/33	350	318
US West Communications Group	7.500%	6/15/23	350	310
US West Communications Group	6.875%	9/15/33	375	304
Verizon Communications Corp.	5.350%	2/15/11	50	51
Verizon Communications Corp.	5.550%	2/15/16	500	488
Verizon Communications Corp.	5.500%	2/15/18	275	262
Verizon Global Funding Corp.	7.250%	12/1/10	700	742
Verizon Global Funding Corp.	6.875%	6/15/12	2,975	3,179
Verizon Global Funding Corp.	7.375%	9/1/12	1,025	1,106
Verizon Global Funding Corp.	5.850%	9/15/35	500	448
Verizon Maryland, Inc.	6.125%	3/1/12	500	509
Verizon New England, Inc.	6.500%	9/15/11	300	309
Verizon New Jersey, Inc.	5.875%	1/17/12	1,025	1,047
Verizon New York, Inc.	6.875%	4/1/12	300	314
Verizon Virginia, Inc.	4.625%	3/15/13	450	438
Viacom Inc.	5.625%	8/15/12	615	610
Viacom Inc.	5.500%	5/15/33	200	164
Vodafone AirTouch PLC	7.750%	2/15/10	550	577
Vodafone AirTouch PLC	7.875%	2/15/30	425	472
Vodafone Group PLC	5.350%	2/27/12	200	202
Vodafone Group PLC	5.000%	12/16/13	300	291
Vodafone Group PLC	5.375%	1/30/15	900	868
Vodafone Group PLC	5.750%	3/15/16	300	297
Vodafone Group PLC	5.625%	2/27/17	550	530
Vodafone Group PLC	4.625%	7/15/18	125	112
Vodafone Group PLC	6.250%	11/30/32	350	332
Vodafone Group PLC	6.150%	2/27/37	75	70
WPP Finance USA Corp.	5.875%	6/15/14	425	409
Consumer Cyclical (0.6%)
Best Buy Co.	6.750%	7/15/13	700	705
Brinker International	5.750%	6/1/14	200	179
Costco Wholesale Corp.	5.300%	3/15/12	75	77
Costco Wholesale Corp.	5.500%	3/15/17	625	631
CVS Caremark Corp.	4.000%	9/15/09	100	99

CVS Caremark Corp.	5.750%	8/15/11	75	77
3	CVS Caremark Corp.	6.302%	6/1/37	425	368
CVS Corp.	4.875%	9/15/14	275	264
CVS Corp.	6.125%	8/15/16	175	176
CVS Corp.	6.250%	6/1/27	725	712
DaimlerChrysler North America Holding Corp.	7.200%	9/1/09	300	309
DaimlerChrysler North America Holding Corp.	4.875%	6/15/10	850	853
DaimlerChrysler North America Holding Corp.	5.875%	3/15/11	2,375	2,397
DaimlerChrysler North America Holding Corp.	5.750%	9/8/11	1,125	1,136
DaimlerChrysler North America Holding Corp.	7.300%	1/15/12	1,175	1,236
DaimlerChrysler North America Holding Corp.	6.500%	11/15/13	500	515
DaimlerChrysler North America Holding Corp.	8.500%	1/18/31	150	172
Darden Restaurants Inc.	5.625%	10/15/12	225	218
Darden Restaurants Inc.	6.200%	10/15/17	250	235
Darden Restaurants Inc.	6.800%	10/15/37	275	234
Federated Retail Holding	5.350%	3/15/12	425	395
Federated Retail Holding	5.900%	12/1/16	425	372
Federated Retail Holding	6.375%	3/15/37	225	175
Home Depot Inc.	3.750%	9/15/09	650	644
Home Depot Inc.	4.625%	8/15/10	650	645
Home Depot Inc.	5.250%	12/16/13	375	363
Home Depot Inc.	5.400%	3/1/16	475	432
Home Depot Inc.	5.875%	12/16/36	825	674
ITT Corp.	7.375%	11/15/15	875	862
J.C. Penney Co., Inc.	8.000%	3/1/10	600	618
J.C. Penney Co., Inc.	7.950%	4/1/17	500	514
J.C. Penney Co., Inc.	7.400%	4/1/37	300	271
Johnson Controls, Inc.	5.250%	1/15/11	300	304
Johnson Controls, Inc.	6.000%	1/15/36	75	68
Kohl’s Corp.	6.250%	12/15/17	200	190
Kohl’s Corp.	6.000%	1/15/33	225	179
Kohl’s Corp.	6.875%	12/15/37	100	91
Limited Brands Inc.	6.125%	12/1/12	200	191
Limited Brands Inc.	7.600%	7/15/37	225	201
Lowe’s Cos., Inc.	5.000%	10/15/15	550	543
Lowe’s Cos., Inc.	5.400%	10/15/16	1,000	974
Lowe’s Cos., Inc.	6.100%	9/15/17	200	203
Lowe’s Cos., Inc.	6.875%	2/15/28	367	373
Lowe’s Cos., Inc.	5.800%	10/15/36	375	339
Lowe’s Cos., Inc.	6.650%	9/15/37	100	97
Macys Retail Holdings Inc.	6.900%	4/1/29	250	210
Macy’s Retail Holdings Inc.	5.750%	7/15/14	675	613
Macy’s Retail Holdings Inc.	6.650%	7/15/24	375	303
Macy’s Retail Holdings Inc.	6.790%	7/15/27	300	250
Macy’s Retail Holdings Inc.	7.000%	2/15/28	200	169
Marriott International	4.625%	6/15/12	400	370
Marriott International	5.625%	2/15/13	200	188
Marriott International	6.200%	6/15/16	150	140
Marriott International	6.375%	6/15/17	50	47
McDonald’s Corp.	5.300%	3/15/17	400	392
McDonald’s Corp.	5.800%	10/15/17	300	305
McDonald’s Corp.	5.350%	3/1/18	350	343
McDonald’s Corp.	6.300%	10/15/37	200	199
Nordstrom, Inc.	6.950%	3/15/28	200	188
Nordstrom, Inc.	7.000%	1/15/38	150	143
Starwood Hotel Resorts	7.875%	5/1/12	400	398
Starwood Hotel Resorts	6.250%	2/15/13	225	217
Target Corp.	6.350%	1/15/11	650	682
Target Corp.	5.125%	1/15/13	675	684

Target Corp.	4.000%	6/15/13	525	506
Target Corp.	5.875%	7/15/16	475	482
Target Corp.	5.375%	5/1/17	800	777
Target Corp.	7.000%	7/15/31	175	183
Target Corp.	6.350%	11/1/32	450	445
Target Corp.	6.500%	10/15/37	600	575
The Walt Disney Co.	5.700%	7/15/11	1,150	1,199
The Walt Disney Co.	6.375%	3/1/12	150	159
The Walt Disney Co.	5.625%	9/15/16	50	51
The Walt Disney Co.	5.875%	12/15/17	575	598
The Walt Disney Co.	7.000%	3/1/32	400	455
Time Warner, Inc.	6.750%	4/15/11	875	900
Time Warner, Inc.	5.500%	11/15/11	725	719
Time Warner, Inc.	6.875%	5/1/12	100	102
Time Warner, Inc.	9.150%	2/1/23	1,475	1,684
Time Warner, Inc.	6.625%	5/15/29	200	190
Time Warner, Inc.	7.625%	4/15/31	1,135	1,187
Time Warner, Inc.	7.700%	5/1/32	290	300
Time Warner, Inc.	6.500%	11/15/36	750	672
Toll Brothers, Inc.	5.150%	5/15/15	400	350
Toyota Motor Credit Corp.	4.250%	3/15/10	1,875	1,908
Toyota Motor Credit Corp.	4.350%	12/15/10	325	332
Toyota Motor Credit Corp.	5.450%	5/18/11	600	623
VF Corp.	5.950%	11/1/17	250	246
VF Corp.	6.450%	11/1/37	150	142
Viacom Inc.	6.250%	4/30/16	275	265
Viacom Inc.	6.875%	4/30/36	750	703
Wal-Mart Stores, Inc.	6.875%	8/10/09	175	182
Wal-Mart Stores, Inc.	4.125%	7/1/10	1,025	1,039
Wal-Mart Stores, Inc.	4.125%	2/15/11	725	728
Wal-Mart Stores, Inc.	4.550%	5/1/13	3,150	3,163
Wal-Mart Stores, Inc.	7.250%	6/1/13	150	168
Wal-Mart Stores, Inc.	4.500%	7/1/15	450	443
Wal-Mart Stores, Inc.	5.375%	4/5/17	200	202
Wal-Mart Stores, Inc.	5.800%	2/15/18	200	208
Wal-Mart Stores, Inc.	5.875%	4/5/27	950	926
Wal-Mart Stores, Inc.	7.550%	2/15/30	900	1,025
Wal-Mart Stores, Inc.	5.250%	9/1/35	175	152
Western Union Co.	5.400%	11/17/11	600	597
Western Union Co.	5.930%	10/1/16	400	391
Western Union Co.	6.200%	11/17/36	325	297
Yum! Brands, Inc.	7.700%	7/1/12	250	269
Yum! Brands, Inc.	6.250%	4/15/16	225	225
Yum! Brands, Inc.	6.250%	3/15/18	225	218
YUM! BRANDS, INC.	6.875%	11/15/37	750	696
Consumer Noncyclical (0.9%)
Abbott Laboratories	3.750%	3/15/11	500	498
Abbott Laboratories	5.150%	11/30/12	400	409
Abbott Laboratories	5.875%	5/15/16	1,350	1,397
Abbott Laboratories	5.600%	11/30/17	475	478
Allergan Inc.	5.750%	4/1/16	125	125
AmerisourceBergen Corp.	5.875%	9/15/15	675	652
Amgen Inc.	4.000%	11/18/09	750	754
Amgen Inc.	4.850%	11/18/14	500	478
Amgen Inc.	5.850%	6/1/17	375	370
Amgen Inc.	6.375%	6/1/37	400	384
Anheuser-Busch Cos., Inc.	6.000%	4/15/11	250	253
Anheuser-Busch Cos., Inc.	5.500%	1/15/18	250	233
Anheuser-Busch Cos., Inc.	6.800%	8/20/32	900	892

Anheuser-Busch Cos., Inc.	6.450%	9/1/37	550	524
Archer-Daniels-Midland Co.	5.935%	10/1/32	350	338
Archer-Daniels-Midland Co.	5.375%	9/15/35	1,125	984
AstraZeneca PLC	5.400%	9/15/12	1,250	1,278
AstraZeneca PLC	5.400%	6/1/14	350	358
AstraZeneca PLC	5.900%	9/15/17	300	307
AstraZeneca PLC	6.450%	9/15/37	1,625	1,655
Baxter Finco, BV	4.750%	10/15/10	500	508
Baxter International, Inc.	4.625%	3/15/15	250	237
Baxter International, Inc.	5.900%	9/1/16	150	153
Baxter International, Inc.	6.250%	12/1/37	100	100
Biogen Idec Inc.	6.000%	3/1/13	600	597
Biogen Idec Inc.	6.875%	3/1/18	875	881
Bottling Group LLC	4.625%	11/15/12	1,600	1,621
Bottling Group LLC	5.000%	11/15/13	100	101
Bottling Group LLC	5.500%	4/1/16	775	779
Bristol-Myers Squibb Co.	5.450%	5/1/18	300	294
Bristol-Myers Squibb Co.	5.875%	11/15/36	725	684
Bristol-Myers Squibb Co.	6.125%	5/1/38	400	385
C.R. Bard, Inc.	6.700%	12/1/26	450	456
Campbell Soup Co.	6.750%	2/15/11	1,000	1,054
Cardinal Health, Inc.	5.650%	6/15/12	300	300
Cardinal Health, Inc.	4.000%	6/15/15	100	90
Cardinal Health, Inc.	6.000%	6/15/17	100	99
Cardinal Health, Inc.	5.850%	12/15/17	150	147
Cia. Brasil de Bebidas AmBev	10.500%	12/15/11	280	323
Cia. Brasil de Bebidas AmBev	8.750%	9/15/13	650	741
Clorox Co.	4.200%	1/15/10	125	124
Clorox Co.	5.000%	1/15/15	275	261
Coca-Cola Co.	5.350%	11/15/17	1,025	1,029
Coca-Cola Enterprises Inc.	6.125%	8/15/11	300	315
Coca-Cola Enterprises Inc.	8.500%	2/1/22	125	153
Coca-Cola Enterprises Inc.	8.000%	9/15/22	250	289
Coca-Cola Enterprises Inc.	6.950%	11/15/26	750	833
ConAgra Foods, Inc.	7.875%	9/15/10	866	917
ConAgra Foods, Inc.	7.125%	10/1/26	50	52
ConAgra Foods, Inc.	7.000%	10/1/28	100	104
Covidien International	5.450%	10/15/12	400	402
Covidien International	6.000%	10/15/17	750	759
Covidien International	6.550%	10/15/37	525	527
Diageo Capital PLC	5.200%	1/30/13	75	75
Diageo Capital PLC	5.750%	10/23/17	75	74
Diageo Finance BV	5.300%	10/28/15	625	616
5	Dr. Pepper Snapple Group	6.120%	5/1/13	375	377
Eli Lilly & Co.	6.000%	3/15/12	250	265
Eli Lilly & Co.	5.200%	3/15/17	425	423
Eli Lilly & Co.	5.500%	3/15/27	625	605
Fortune Brands Inc.	5.375%	1/15/16	25	23
Fortune Brands Inc.	5.875%	1/15/36	250	207
Genentech Inc.	4.400%	7/15/10	50	51
Genentech Inc.	4.750%	7/15/15	150	148
Genentech Inc.	5.250%	7/15/35	325	295
General Mills, Inc.	6.000%	2/15/12	592	608
General Mills, Inc.	5.650%	9/10/12	250	255
General Mills, Inc.	5.700%	2/15/17	700	694
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	1,000	996
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	1,200	1,167
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	1,000	989
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	300	260

GlaxoSmithKline Capital Inc.	6.375%	5/15/38	725	721
Grand Metropolitan Investment Corp.	9.000%	8/15/11	1,000	1,116
H.J. Heinz Co.	6.625%	7/15/11	850	887
Hasbro Inc.	6.300%	9/15/17	550	544
Hershey Foods Corp.	5.450%	9/1/16	150	150
Hospira, Inc.	4.950%	6/15/09	100	100
Hospira, Inc.	5.900%	6/15/14	200	197
Johnson & Johnson	5.150%	8/15/12	400	418
Johnson & Johnson	3.800%	5/15/13	800	793
Johnson & Johnson	5.150%	7/15/18	125	127
Johnson & Johnson	6.950%	9/1/29	100	117
Johnson & Johnson	4.950%	5/15/33	550	509
Johnson & Johnson	5.850%	7/15/38	325	332
Kellogg Co.	6.600%	4/1/11	1,530	1,601
Kellogg Co.	5.125%	12/3/12	225	228
Kellogg Co.	4.250%	3/6/13	125	122
Kimberly-Clark Corp.	5.625%	2/15/12	250	259
Kimberly-Clark Corp.	4.875%	8/15/15	650	633
Kimberly-Clark Corp.	6.125%	8/1/17	800	828
Kraft Foods, Inc.	4.125%	11/12/09	1,025	1,022
Kraft Foods, Inc.	5.625%	11/1/11	400	406
Kraft Foods, Inc.	6.250%	6/1/12	275	281
Kraft Foods, Inc.	5.250%	10/1/13	200	196
Kraft Foods, Inc.	6.500%	8/11/17	525	526
Kraft Foods, Inc.	6.125%	8/23/18	575	556
Kraft Foods, Inc.	6.500%	11/1/31	875	827
Kraft Foods, Inc.	7.000%	8/11/37	825	833
Kraft Foods, Inc.	6.875%	1/26/39	575	562
Kroger Co.	6.800%	4/1/11	1,325	1,385
Kroger Co.	6.750%	4/15/12	575	602
Kroger Co.	6.200%	6/15/12	1,000	1,035
Kroger Co.	4.950%	1/15/15	500	474
Kroger Co.	7.500%	4/1/31	100	104
Laboratory Corp. of America	5.625%	12/15/15	325	300
McKesson Corp.	7.750%	2/1/12	350	373
Mckesson Corp.	5.250%	3/1/13	600	585
Medtronic Inc.	4.375%	9/15/10	300	304
Medtronic Inc.	4.750%	9/15/15	550	523
Merck & Co.	4.750%	3/1/15	275	272
Merck & Co.	6.400%	3/1/28	225	236
Merck & Co.	5.950%	12/1/28	250	246
Molson Coors Capital Finance	4.850%	9/22/10	200	200
Newell Rubbermaid, Inc.	4.000%	5/1/10	500	490
PepsiAmericas Inc.	5.750%	7/31/12	225	230
PepsiAmericas Inc.	5.000%	5/15/17	450	420
Pepsico, Inc.	5.150%	5/15/12	125	129
Pepsico, Inc.	4.650%	2/15/13	375	380
Pepsico, Inc.	5.000%	6/1/18	450	438
Pfizer, Inc.	4.500%	2/15/14	300	298
Philip Morris International Inc	5.650%	5/16/18	925	901
Philip Morris International Inc.	4.875%	5/16/13	625	614
Philip Morris International Inc.	6.375%	5/16/38	525	511
Philips Electronics NV	5.750%	3/11/18	250	245
Philips Electronics NV	6.875%	3/11/38	200	206
Procter & Gamble Co.	6.875%	9/15/09	200	209
Procter & Gamble Co.	4.950%	8/15/14	100	103
Procter & Gamble Co.	6.450%	1/15/26	350	374
Procter & Gamble Co.	5.800%	8/15/34	625	627
Procter & Gamble Co.	5.550%	3/5/37	825	791

3	Procter & Gamble Co. ESOP	9.360%	1/1/21	1,074	1,341
	Quest Diagnostic, Inc.	5.450%	11/1/15	750	711
	Quest Diagnostic, Inc.	6.950%	7/1/37	225	220
	Reynolds American Inc.	6.500%	7/15/10	200	204
	Reynolds American Inc.	7.250%	6/1/12	200	206
	Reynolds American Inc.	7.250%	6/1/13	400	412
	Reynolds American Inc.	6.750%	6/15/17	600	598
	Reynolds American Inc.	7.250%	6/15/37	375	368
	Safeway, Inc.	4.950%	8/16/10	350	352
	Safeway, Inc.	6.500%	3/1/11	1,000	1,026
	Schering-Plough Corp.	5.550%	12/1/13	975	982
	Schering-Plough Corp.	6.000%	9/15/17	500	494
	Schering-Plough Corp.	6.550%	9/15/37	50	49
	Sysco Corp.	5.375%	9/21/35	500	456
	Teva Pharmaceutical Finance LLC	6.150%	2/1/36	900	863
	Unilever Capital Corp.	7.125%	11/1/10	950	1,015
	Unilever Capital Corp.	5.900%	11/15/32	650	627
	UST, Inc.	5.750%	3/1/18	250	249
	Whirlpool Corp.	5.500%	3/1/13	900	889
	Wm. Wrigley Jr. Co.	4.300%	7/15/10	600	601
	Wm. Wrigley Jr. Co.	4.650%	7/15/15	300	291
	Wyeth	6.950%	3/15/11	500	529
	Wyeth	5.500%	3/15/13	350	357
	Wyeth	5.500%	2/1/14	700	687
	Wyeth	5.500%	2/15/16	400	400
	Wyeth	5.450%	4/1/17	200	198
	Wyeth	6.450%	2/1/24	400	411
	Wyeth	6.500%	2/1/34	200	206
	Wyeth	6.000%	2/15/36	1,125	1,091
	Energy (0.4%)
	Alberta Energy Co. Ltd.	7.375%	11/1/31	750	806
	Amerada Hess Corp.	6.650%	8/15/11	425	444
	Amerada Hess Corp.	7.875%	10/1/29	150	172
	Amerada Hess Corp.	7.125%	3/15/33	500	550
	Anadarko Finance Co.	6.750%	5/1/11	875	906
	Anadarko Petroleum Corp.	5.950%	9/15/16	550	551
	Anadarko Petroleum Corp.	6.450%	9/15/36	375	373
	Apache Corp.	5.625%	1/15/17	75	76
	Apache Corp.	6.000%	1/15/37	575	569
	Apache Finance Canada	7.750%	12/15/29	225	268
	Baker Hughes, Inc.	6.875%	1/15/29	400	431
	BJ Services Co.	6.000%	6/1/18	100	100
	Burlington Resources, Inc.	6.680%	2/15/11	375	396
	Burlington Resources, Inc.	6.500%	12/1/11	300	320
	Burlington Resources, Inc.	7.400%	12/1/31	600	698
	Cameron International Corp.	6.375%	7/15/18	300	301
	Cameron International Corp.	7.000%	7/15/38	250	249
	Canadian Natural Resources	5.450%	10/1/12	800	804
	Canadian Natural Resources	4.900%	12/1/14	525	508
	Canadian Natural Resources	6.000%	8/15/16	500	503
	Canadian Natural Resources	5.700%	5/15/17	275	269
	Canadian Natural Resources	7.200%	1/15/32	500	539
	Canadian Natural Resources	6.450%	6/30/33	400	394
	Canadian Natural Resources	6.500%	2/15/37	425	420
	ConocoPhillips	8.750%	5/25/10	1,325	1,441
	ConocoPhillips Canada	5.300%	4/15/12	700	721
	ConocoPhillips Canada	5.625%	10/15/16	425	435
	ConocoPhillips Canada	5.950%	10/15/36	250	251

	Devon Energy Corp.	7.950%	4/15/32	750	888
	Devon Financing Corp.	6.875%	9/30/11	475	503
	Devon Financing Corp.	7.875%	9/30/31	275	323
	Diamond Offshore Drilling	4.875%	7/1/15	100	95
	Encana Corp.	4.600%	8/15/09	425	426
	Encana Corp.	4.750%	10/15/13	25	24
	Encana Corp.	5.900%	12/1/17	200	200
	Encana Corp.	6.500%	2/1/38	325	320
	Encana Holdings Finance Corp.	5.800%	5/1/14	50	51
	EOG Resources Inc.	5.875%	9/15/17	750	755
	Halliburton Co.	5.500%	10/15/10	250	258
	Husky Energy Inc.	6.250%	6/15/12	350	360
	Husky Energy Inc.	6.800%	9/15/37	100	99
	Kerr McGee Corp.	6.875%	9/15/11	650	680
	Kerr McGee Corp.	6.950%	7/1/24	1,000	1,042
	Kerr McGee Corp.	7.875%	9/15/31	150	177
	Marathon Oil Corp.	6.125%	3/15/12	1,025	1,052
	Marathon Oil Corp.	6.600%	10/1/37	750	740
5	Nabors Industries Inc.	6.150%	2/15/18	125	126
	Nexen, Inc.	5.050%	11/20/13	400	394
	Nexen, Inc.	5.650%	5/15/17	175	168
	Nexen, Inc.	7.875%	3/15/32	100	112
	Nexen, Inc.	6.400%	5/15/37	1,125	1,079
	Norsk Hydro	7.250%	9/23/27	800	913
	Norsk Hydro	7.150%	1/15/29	250	284
	Occidental Petroleum	6.750%	1/15/12	625	670
	PanCanadian Energy Corp.	7.200%	11/1/31	625	659
	Petro-Canada	4.000%	7/15/13	800	751
	Petro-Canada	7.875%	6/15/26	100	109
	Petro-Canada	5.350%	7/15/33	450	379
	Petro-Canada	5.950%	5/15/35	500	446
	Petro-Canada Financial Partnership	5.000%	11/15/14	25	24
	Questar Market Resources	6.050%	9/1/16	350	339
	Shell International Finance	5.625%	6/27/11	50	52
	Shell International Finance	4.950%	3/22/12	375	386
	Shell International Finance	5.200%	3/22/17	300	308
	Suncor Energy, Inc.	6.100%	6/1/18	225	227
	Suncor Energy, Inc.	6.500%	6/15/38	850	825
	Suncor Energy, Inc.	6.850%	6/1/39	150	152
	Sunoco, Inc.	4.875%	10/15/14	175	165
	Sunoco, Inc.	5.750%	1/15/17	200	189
	Talisman Energy, Inc.	5.125%	5/15/15	100	96
	Talisman Energy, Inc.	5.850%	2/1/37	650	556
	Tosco Corp.	8.125%	2/15/30	1,150	1,415
	Transocean Inc.	5.250%	3/15/13	100	100
	Transocean Inc.	6.000%	3/15/18	425	426
	Transocean Inc.	7.500%	4/15/31	300	329
	Transocean Inc.	6.800%	3/15/38	450	460
	Valero Energy Corp.	6.875%	4/15/12	700	727
	Valero Energy Corp.	7.500%	4/15/32	750	764
	Valero Energy Corp.	6.625%	6/15/37	200	183
	Weatherford International Inc.	6.350%	6/15/17	300	305
	Weatherford International Inc.	6.500%	8/1/36	1,100	1,062
	Weatherford International Inc.	6.800%	6/15/37	150	153
	XTO Energy, Inc.	5.900%	8/1/12	425	433
	XTO Energy, Inc.	6.250%	4/15/13	250	258
	XTO Energy, Inc.	4.900%	2/1/14	200	195
	XTO Energy, Inc.	5.000%	1/31/15	200	192
	XTO Energy, Inc.	5.300%	6/30/15	150	145

	XTO Energy, Inc.	6.250%	8/1/17	400	405
	XTO Energy, Inc.	6.750%	8/1/37	275	276
	Technology (0.3%)
	Agilent Technologies Inc.	6.500%	11/1/17	700	684
	BMC Software Inc.	7.250%	6/1/18	175	178
	Cisco Systems Inc.	5.250%	2/22/11	2,250	2,313
	Cisco Systems Inc.	5.500%	2/22/16	900	910
5	Computer Sciences Corp.	6.500%	3/15/18	125	125
	Electronic Data Systems	7.125%	10/15/09	175	180
	Electronic Data Systems	6.500%	8/1/13	225	231
	Equifax Inc.	6.300%	7/1/17	125	120
	Equifax Inc.	7.000%	7/1/37	150	138
	Fiserv, Inc.	6.125%	11/20/12	850	846
	Fiserv, Inc.	6.800%	11/20/17	475	479
	Harris Corp.	5.000%	10/1/15	425	405
	Hewlett-Packard Co.	5.250%	3/1/12	450	460
	Hewlett-Packard Co.	4.500%	3/1/13	175	173
	Hewlett-Packard Co.	5.400%	3/1/17	225	220
	Hewlett-Packard Co.	5.500%	3/1/18	250	244
	IBM International Group Capital	5.050%	10/22/12	1,500	1,532
	International Business Machines Corp.	4.950%	3/22/11	150	154
	International Business Machines Corp.	7.500%	6/15/13	550	619
	International Business Machines Corp.	5.700%	9/14/17	1,975	2,003
	International Business Machines Corp.	7.125%	12/1/96	950	1,027
	Intuit Inc.	5.400%	3/15/12	200	196
	Intuit Inc.	5.750%	3/15/17	250	235
	Lexmark International Inc.	5.900%	6/1/13	150	146
	Lexmark International Inc.	6.650%	6/1/18	375	366
	Motorola, Inc.	7.625%	11/15/10	130	135
	Motorola, Inc.	8.000%	11/1/11	25	26
	Motorola, Inc.	5.375%	11/15/12	275	252
	Motorola, Inc.	7.500%	5/15/25	75	70
	Motorola, Inc.	6.500%	11/15/28	200	153
	Motorola, Inc.	6.625%	11/15/37	275	215
	National Semiconductor	6.600%	6/15/17	700	701
	Oracle Corp.	5.000%	1/15/11	250	255
	Oracle Corp.	5.250%	1/15/16	900	888
	Pitney Bowes, Inc.	4.625%	10/1/12	250	247
	Pitney Bowes, Inc.	3.875%	6/15/13	225	216
	Pitney Bowes, Inc.	4.875%	8/15/14	25	25
	Pitney Bowes, Inc.	4.750%	1/15/16	1,300	1,215
	Science Applications International Corp.	6.250%	7/1/12	100	104
	Science Applications International Corp.	5.500%	7/1/33	100	84
	Tyco Electronics Group	6.550%	10/1/17	350	356
	Xerox Capital Trust I	8.000%	2/1/27	100	97
	Xerox Corp.	7.125%	6/15/10	375	388
	Xerox Corp.	6.875%	8/15/11	200	207
	Xerox Corp.	5.500%	5/15/12	150	149
	Xerox Corp.	7.625%	6/15/13	225	234
	Xerox Corp.	6.400%	3/15/16	375	375
	Xerox Corp.	6.750%	2/1/17	350	354
	Transportation (0.2%)
3	American Airlines, Inc.	6.855%	4/15/09	107	105
	American Airlines, Inc.	7.024%	10/15/09	1,000	965
	American Airlines, Inc.	7.858%	10/1/11	100	93
	Burlington Northern Santa Fe Corp.	7.125%	12/15/10	1,250	1,322
	Burlington Northern Santa Fe Corp.	5.900%	7/1/12	350	360
	Burlington Northern Santa Fe Corp.	5.650%	5/1/17	75	74

	Burlington Northern Santa Fe Corp.	7.000%	12/15/25	200	208
	Burlington Northern Santa Fe Corp.	6.200%	8/15/36	250	242
	Burlington Northern Santa Fe Corp.	6.150%	5/1/37	500	470
	Canadian National Railway Co.	4.250%	8/1/09	300	300
	Canadian National Railway Co.	6.800%	7/15/18	775	841
	Canadian National Railway Co.	6.250%	8/1/34	350	353
	Canadian National Railway Co.	6.200%	6/1/36	350	350
	Canadian Pacific Rail	6.250%	10/15/11	350	356
	Canadian Pacific Rail	7.125%	10/15/31	450	442
	Canadian Pacific Rail	5.950%	5/15/37	250	214
	CNF, Inc.	6.700%	5/1/34	350	312
3	Continental Airlines, Inc.	6.648%	9/15/17	1,273	1,152
	CSX Corp.	6.750%	3/15/11	400	414
	CSX Corp.	6.300%	3/15/12	400	409
	CSX Corp.	5.600%	5/1/17	25	23
	Delta Air Lines Enhanced Equipment Trust Certificates	6.417%	7/2/12	250	224
3	Delta Air Lines Enhanced Equipment Trust Certificates	6.718%	1/2/23	231	190
	Delta Air Lines, Inc.	7.111%	9/18/11	250	229
3	Delta Air Lines, Inc.	6.821%	8/10/22	608	514
	FedEx Corp.	5.500%	8/15/09	200	203
	Norfolk Southern Corp.	7.700%	5/15/17	400	448
	Norfolk Southern Corp.	9.750%	6/15/20	116	146
	Norfolk Southern Corp.	5.590%	5/17/25	72	65
	Norfolk Southern Corp.	7.800%	5/15/27	525	598
	Norfolk Southern Corp.	5.640%	5/17/29	100	92
	Norfolk Southern Corp.	7.050%	5/1/37	200	215
	Norfolk Southern Corp.	7.900%	5/15/97	100	113
	Ryder System Inc.	5.950%	5/2/11	350	353
	Ryder System Inc.	5.850%	3/1/14	250	247
	Ryder System Inc.	5.850%	11/1/16	75	71
	Southwest Airlines Co.	6.500%	3/1/12	650	633
	Southwest Airlines Co.	5.750%	12/15/16	200	179
	Southwest Airlines Co.	5.125%	3/1/17	400	338
3	Southwest Airlines Co.	6.150%	8/1/22	147	140
	Union Pacific Corp.	6.125%	1/15/12	25	26
	Union Pacific Corp.	6.500%	4/15/12	75	79
	Union Pacific Corp.	5.450%	1/31/13	650	652
	Union Pacific Corp.	5.750%	11/15/17	700	691
	Union Pacific Corp.	7.125%	2/1/28	500	534
	Union Pacific Corp.	6.625%	2/1/29	200	204
3	United Air Lines Inc.	6.636%	7/2/22	195	161
	United Parcel Service of America	6.200%	1/15/38	725	732
	Other (0.0%)
	Black & Decker Corp.	5.750%	11/15/16	75	71
	Cintas Corp.	6.125%	12/1/17	225	228
	Cooper Industries, Inc.	5.250%	11/15/12	425	425
	Eaton Corp.	5.600%	5/15/18	125	124
	Parker-Hannifin Corp.	5.500%	5/15/18	125	125
	Parker-Hannifin Corp.	6.250%	5/15/38	75	76
	Rockwell Automation	5.650%	12/1/17	25	25
	Rockwell Automation	6.700%	1/15/28	200	214
	Rockwell Automation	6.250%	12/1/37	325	325
					357,691
Utilities (0.8%)
	Electric (0.6%)
	AEP Texas Central Co.	6.650%	2/15/33	400	392
	Alabama Power Co.	4.850%	12/15/12	200	201
	Alabama Power Co.	5.500%	10/15/17	550	555

	American Electric Power Co., Inc.	5.375%	3/15/10	325	328
	American Electric Power Co., Inc.	5.250%	6/1/15	500	481
	American Water Capital Corp.	6.085%	10/15/17	650	626
	American Water Capital Corp.	6.593%	10/15/37	500	458
	Arizona Public Service Co.	5.800%	6/30/14	50	48
	Arizona Public Service Co.	4.650%	5/15/15	275	243
	Baltimore Gas & Electric Co.	5.900%	10/1/16	375	361
	Carolina Power & Light Co.	6.500%	7/15/12	350	369
	Carolina Power & Light Co.	5.125%	9/15/13	325	329
	CenterPoint Energy Houston	5.700%	3/15/13	1,425	1,444
	Cincinnati Gas & Electric Co.	5.700%	9/15/12	675	689
	Cleveland Electric Illumination Co.	7.880%	11/1/17	200	220
	Columbus Southern Power	5.850%	10/1/35	400	350
	Commonwealth Edison Co.	5.950%	8/15/16	650	645
	Commonwealth Edison Co.	6.150%	9/15/17	600	603
	Commonwealth Edison Co.	6.450%	1/15/38	900	885
	Connecticut Light & Power Co.	6.350%	6/1/36	750	714
	Consolidated Edison Co. of New York	5.375%	12/15/15	125	126
	Consolidated Edison Co. of New York	5.500%	9/15/16	350	351
	Consolidated Edison Co. of New York	5.300%	3/1/35	300	256
	Consolidated Edison Co. of New York	6.200%	6/15/36	400	387
	Consolidated Edison Co. of New York	6.300%	8/15/37	150	147
	Constellation Energy Group, Inc.	7.000%	4/1/12	100	105
	Constellation Energy Group, Inc.	4.550%	6/15/15	725	647
	Constellation Energy Group, Inc.	7.600%	4/1/32	100	103
	Consumers Energy Co.	5.000%	2/15/12	725	712
	Consumers Energy Co.	5.375%	4/15/13	175	176
	Consumers Energy Co.	5.500%	8/15/16	425	416
	Detroit Edison Co.	5.700%	10/1/37	125	116
	Dominion Resources, Inc.	5.150%	7/15/15	700	679
	Dominion Resources, Inc.	6.000%	11/30/17	550	541
	Dominion Resources, Inc.	5.250%	8/1/33	200	196
3	Dominion Resources, Inc.	7.500%	6/30/66	175	164
3	Dominion Resources, Inc.	6.300%	9/30/66	50	46
	DTE Energy Co.	7.050%	6/1/11	250	261
	Duke Energy Carolinas LLC	6.100%	6/1/37	1,000	955
	Duke Energy Corp.	6.250%	1/15/12	600	625
	El Paso Electric Co.	6.000%	5/15/35	175	150
	Energy East Corp.	6.750%	6/15/12	500	520
	Energy East Corp.	6.750%	7/15/36	400	384
5	Entergy Gulf States, Inc.	6.000%	5/1/18	500	495
	Exelon Corp.	4.900%	6/15/15	500	459
	FirstEnergy Corp.	6.450%	11/15/11	1,050	1,071
	FirstEnergy Corp.	7.375%	11/15/31	850	914
	Florida Power & Light Co.	4.850%	2/1/13	250	251
	Florida Power & Light Co.	5.550%	11/1/17	250	255
	Florida Power & Light Co.	5.950%	10/1/33	100	100
	Florida Power & Light Co.	5.625%	4/1/34	225	215
	Florida Power & Light Co.	4.950%	6/1/35	200	174
	Florida Power & Light Co.	5.400%	9/1/35	575	534
	Florida Power & Light Co.	6.200%	6/1/36	50	52
	Florida Power & Light Co.	5.650%	2/1/37	300	283
	Florida Power & Light Co.	5.850%	5/1/37	200	198
	Florida Power Corp.	4.500%	6/1/10	700	707
	Florida Power Corp.	4.800%	3/1/13	50	50
	Florida Power Corp.	5.650%	6/15/18	50	51
	Florida Power Corp.	6.350%	9/15/37	300	305
	FPL Group Capital, Inc.	5.625%	9/1/11	225	232
3	FPL Group Capital, Inc.	6.350%	10/1/66	225	198

3	FPL Group Capital, Inc.	6.650%	6/15/67	275	248
	Illinois Power	6.125%	11/15/17	25	24
3	Integrys Energy Group	6.110%	12/1/66	300	252
	Jersey Central Power & Light	5.625%	5/1/16	350	333
	Jersey Central Power & Light	5.650%	6/1/17	350	335
	Kansas City Power & Light	6.050%	11/15/35	200	176
	MidAmerican Energy Co.	5.650%	7/15/12	75	77
	MidAmerican Energy Co.	5.950%	7/15/17	150	154
	MidAmerican Energy Co.	6.750%	12/30/31	325	340
	MidAmerican Energy Holdings Co.	5.875%	10/1/12	750	776
	MidAmerican Energy Holdings Co.	5.000%	2/15/14	300	293
	MidAmerican Energy Holdings Co.	6.125%	4/1/36	1,300	1,249
	MidAmerican Energy Holdings Co.	5.950%	5/15/37	200	187
	MidAmerican Energy Holdings Co.	6.500%	9/15/37	300	303
	National Rural Utilities Cooperative Finance Corp.	4.375%	10/1/10	150	151
	National Rural Utilities Cooperative Finance Corp.	5.500%	7/1/13	275	278
	National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/14	700	677
	National Rural Utilities Cooperative Finance Corp.	5.450%	4/10/17	650	638
	National Rural Utilities Cooperative Finance Corp.	5.450%	2/1/18	175	171
	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	600	702
	NiSource Finance Corp.	7.875%	11/15/10	750	786
	Northern States Power Co.	6.250%	6/1/36	700	726
	Northern States Power Co.	6.200%	7/1/37	50	51
	NStar Electric Co.	4.875%	10/15/12	75	75
	NStar Electric Co.	4.875%	4/15/14	225	223
	NStar Electric Co.	5.625%	11/15/17	325	331
	Ohio Edison	6.400%	7/15/16	550	556
	Ohio Power Co.	6.000%	6/1/16	150	147
	Oncor Electric Delivery Co.	6.375%	1/15/15	175	173
	Oncor Electric Delivery Co.	7.250%	1/15/33	600	601
	Pacific Gas & Electric Co.	4.800%	3/1/14	150	146
	Pacific Gas & Electric Co.	5.625%	11/30/17	250	248
	Pacific Gas & Electric Co.	6.050%	3/1/34	825	796
	Pacific Gas & Electric Co.	5.800%	3/1/37	525	495
	PacifiCorp	6.900%	11/15/11	500	536
	PacifiCorp	5.250%	6/15/35	475	406
	PECO Energy Co.	5.350%	3/1/18	125	122
	Pennsylvania Electric Co.	6.050%	9/1/17	75	73
	Pepco Holdings, Inc.	6.450%	8/15/12	175	178
	PPL Electric Utilities Corp.	6.250%	8/15/09	800	817
	PPL Energy Supply LLC	6.400%	11/1/11	250	256
	PPL Energy Supply LLC	6.200%	5/15/16	150	145
	Progress Energy, Inc.	7.100%	3/1/11	446	469
	Progress Energy, Inc.	7.750%	3/1/31	625	719
	Progress Energy, Inc.	7.000%	10/30/31	550	583
	PSE&G Power LLC	7.750%	4/15/11	250	266
	PSE&G Power LLC	6.950%	6/1/12	800	836
	PSE&G Power LLC	5.500%	12/1/15	750	718
	PSI Energy Inc.	5.000%	9/15/13	250	248
	Public Service Co. of Colorado	6.250%	9/1/37	300	311
	Public Service Co. of Oklahoma	6.625%	11/15/37	275	266
	Public Service Electric & Gas	5.800%	5/1/37	225	219
	Puget Sound Energy Inc.	5.483%	6/1/35	100	84
	Puget Sound Energy Inc.	6.274%	3/15/37	500	468
	SCANA Corp.	6.875%	5/15/11	625	653
	Sierra Pacific Power Co.	6.000%	5/15/16	200	198
	Sierra Pacific Power Co.	6.750%	7/1/37	400	391
	South Carolina Electric & Gas Co.	6.625%	2/1/32	450	479
	Southern California Edison Co.	4.650%	4/1/15	300	291

	Southern California Edison Co.	5.000%	1/15/16	400	395
	Southern California Edison Co.	6.650%	4/1/29	225	237
	Southern California Edison Co.	6.000%	1/15/34	325	328
	Southern California Edison Co.	5.750%	4/1/35	275	268
	Southern California Edison Co.	5.350%	7/15/35	350	320
	Southern Power Co.	6.250%	7/15/12	425	443
	Southern Power Co.	4.875%	7/15/15	400	377
	Southwestern Electric Power	6.450%	1/15/19	250	248
	Tampa Electric Co.	6.550%	5/15/36	375	367
	Transalta Corp.	6.650%	5/15/18	100	99
	Union Electric Co.	5.400%	2/1/16	350	333
	Virginia Electric & Power Co.	5.100%	11/30/12	225	225
	Virginia Electric & Power Co.	5.400%	1/15/16	700	688
	Virginia Electric & Power Co.	6.000%	1/15/36	875	827
	Virginia Electric & Power Co.	6.000%	5/15/37	350	328
	Virginia Electric & Power Co.	6.350%	11/30/37	125	123
	Wisconsin Electric Power Co.	5.625%	5/15/33	200	184
3	Wisconsin Energy Corp.	6.250%	5/15/67	525	456
	Wisconsin Power & Light Co.	6.375%	8/15/37	300	302
	Xcel Energy, Inc.	5.613%	4/1/17	631	615
	Xcel Energy, Inc.	6.500%	7/1/36	225	221
	Natural Gas (0.2%)
	AGL Capital Corp.	7.125%	1/14/11	300	313
	Atmos Energy Corp.	4.000%	10/15/09	500	495
	Atmos Energy Corp.	4.950%	10/15/14	1,000	947
	Boardwalk Pipelines LLC	5.500%	2/1/17	200	187
	CenterPoint Energy Resources	7.875%	4/1/13	250	268
	CenterPoint Energy Resources	6.150%	5/1/16	300	298
	Consolidated Natural Gas	6.250%	11/1/11	300	311
	Consolidated Natural Gas	5.000%	12/1/14	525	508
	Duke Capital Corp.	5.668%	8/15/14	400	393
	El Paso Natural Gas Co.	5.950%	4/15/17	225	216
	Energy Transfer Partners LP	5.650%	8/1/12	275	277
	Energy Transfer Partners LP	5.950%	2/1/15	300	296
	Energy Transfer Partners LP	6.125%	2/15/17	300	290
	Energy Transfer Partners LP	6.625%	10/15/36	150	144
**	Enron Corp.	9.125%	4/1/03	700	21
**	Enron Corp.	7.125%	5/15/07	300	9
**	Enron Corp.	6.875%	10/15/07	1,000	30
	Enterprise Products Operating LP	4.950%	6/1/10	475	476
	Enterprise Products Operating LP	5.600%	10/15/14	450	439
	Enterprise Products Operating LP	6.300%	9/15/17	275	275
	Enterprise Products Operating LP	6.875%	3/1/33	150	146
	KeySpan Corp.	8.000%	11/15/30	200	221
	Kinder Morgan Energy Partners LP	7.125%	3/15/12	475	499
	Kinder Morgan Energy Partners LP	5.850%	9/15/12	175	176
	Kinder Morgan Energy Partners LP	5.000%	12/15/13	350	337
	Kinder Morgan Energy Partners LP	5.125%	11/15/14	475	451
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	263
	Kinder Morgan Energy Partners LP	6.950%	1/15/38	100	100
	Magellan Midstream Partners, LP	5.650%	10/15/16	150	142
	National Grid PLC	6.300%	8/1/16	1,025	1,017
	NuStar Energy LP	7.650%	4/15/18	350	354
	ONEOK Inc.	5.200%	6/15/15	300	284
	ONEOK Inc.	6.000%	6/15/35	275	244
	ONEOK Partners, LP	5.900%	4/1/12	350	353
	ONEOK Partners, LP	6.150%	10/1/16	600	595
	ONEOK Partners, LP	6.650%	10/1/36	1,400	1,335
	Panhandle Eastern Pipeline	6.200%	11/1/17	800	755

	Plains All American Pipeline LP	6.500%	5/1/18	50	50
	San Diego Gas & Electric	5.300%	11/15/15	100	100
	San Diego Gas & Electric	5.350%	5/15/35	100	92
	Sempra Energy	7.950%	3/1/10	50	53
	Sempra Energy	6.000%	2/1/13	200	204
	Southern California Gas Co.	5.750%	11/15/35	25	24
5	Southern Natural Gas	5.900%	4/1/17	975	947
	Texas Gas Transmission	4.600%	6/1/15	250	227
	Trans-Canada Pipelines	4.000%	6/15/13	750	706
	Trans-Canada Pipelines	5.600%	3/31/34	800	716
	Trans-Canada Pipelines	5.850%	3/15/36	125	111
3	Trans-Canada Pipelines	6.350%	5/15/67	400	351
	Williams Cos., Inc.	7.125%	9/1/11	375	390
	Williams Cos., Inc.	7.625%	7/15/19	700	739
	Williams Cos., Inc.	7.500%	1/15/31	700	714
	Williams Cos., Inc.	7.750%	6/15/31	200	214
					73,774

Total Corporate Bonds (Cost $1,053,059)					1,022,931

Sovereign Bonds (U.S. Dollar-Denominated) (1.2%)
	Asian Development Bank	4.500%	9/4/12	500	513
	Asian Development Bank	5.593%	7/16/18	500	542
	China Development Bank	4.750%	10/8/14	450	434
	China Development Bank	5.000%	10/15/15	175	171
	Corp. Andina de Fomento	5.200%	5/21/13	425	421
	Corp. Andina de Fomento	5.750%	1/12/17	825	812
	Development Bank of Japan	4.250%	6/9/15	250	247
	Eksportfinans	5.500%	5/25/16	125	132
	Eksportfinans	5.500%	6/26/17	450	477
	European Investment Bank	5.000%	2/8/10	75	77
	European Investment Bank	4.000%	3/3/10	1,400	1,422
	European Investment Bank	4.625%	9/15/10	1,325	1,369
	European Investment Bank	3.250%	2/15/11	2,200	2,196
	European Investment Bank	5.250%	6/15/11	750	783
	European Investment Bank	3.125%	7/15/11	1,800	1,782
	European Investment Bank	2.875%	3/15/13	1,150	1,108
	European Investment Bank	4.250%	7/15/13	1,900	1,924
	European Investment Bank	4.625%	5/15/14	2,000	2,041
	European Investment Bank	5.125%	9/13/16	300	316
	European Investment Bank	4.875%	1/17/17	1,225	1,266
	European Investment Bank	5.125%	5/30/17	2,350	2,469
	Export-Import Bank of Korea	4.500%	8/12/09	725	726
	Export-Import Bank of Korea	4.625%	3/16/10	200	201
	Export-Import Bank of Korea	5.500%	10/17/12	1,100	1,108
	Export-Import Bank of Korea	5.125%	3/16/15	150	143
	Federation of Malaysia	8.750%	6/1/09	500	520
	Federation of Malaysia	7.500%	7/15/11	1,200	1,292
	Federative Republic of Brazil	9.250%	10/22/10	250	277
	Federative Republic of Brazil	11.000%	1/11/12	300	360
	Federative Republic of Brazil	7.875%	3/7/15	475	532
	Federative Republic of Brazil	6.000%	1/17/17	1,100	1,119
3	Federative Republic of Brazil	8.000%	1/15/18	1,600	1,777
	Federative Republic of Brazil	8.875%	4/15/24	325	414
	Federative Republic of Brazil	8.750%	2/4/25	800	988
	Federative Republic of Brazil	10.125%	5/15/27	875	1,238
	Federative Republic of Brazil	8.250%	1/20/34	1,000	1,231
	Federative Republic of Brazil	7.125%	1/20/37	600	662
	Federative Republic of Brazil	11.000%	8/17/40	1,825	2,414

Financement Quebec	5.000%	10/25/12	500	517
Inter-American Development Bank	8.500%	3/15/11	175	195
Inter-American Development Bank	7.000%	6/15/25	250	309
International Bank for Reconstruction & Development	4.125%	6/24/09	325	327
International Bank for Reconstruction & Development	4.125%	8/12/09	1,775	1,785
Japan Bank International	4.750%	5/25/11	675	695
Japan Bank International	4.250%	6/18/13	1,275	1,284
Japan Finance Corp.	5.875%	3/14/11	375	396
Japan Finance Corp.	4.625%	4/21/15	500	503
Japan Finance Corp.	5.000%	5/16/17	500	516
KFW International Finance Inc.	4.500%	9/21/09	1,600	1,626
KFW International Finance Inc.	4.875%	10/19/09	750	768
Korea Development Bank	4.750%	7/20/09	900	904
Korea Development Bank	4.625%	9/16/10	600	606
Korea Development Bank	5.750%	9/10/13	1,100	1,105
Korea Electric Power	7.750%	4/1/13	750	825
Kreditanstalt fur Wiederaufbau	5.000%	6/1/10	850	883
Kreditanstalt fur Wiederaufbau	4.250%	6/15/10	4,150	4,192
Kreditanstalt fur Wiederaufbau	3.250%	2/15/11	500	500
Kreditanstalt fur Wiederaufbau	3.750%	6/27/11	1,550	1,560
Kreditanstalt fur Wiederaufbau	4.750%	5/15/12	775	801
Kreditanstalt fur Wiederaufbau	3.500%	5/16/13	1,200	1,176
Kreditanstalt fur Wiederaufbau	4.125%	10/15/14	25	25
Kreditanstalt fur Wiederaufbau	5.125%	3/14/16	400	417
Kreditanstalt fur Wiederaufbau	4.375%	3/15/18	3,150	3,097
Kreditanstalt fur Wiederaufbau	4.500%	7/16/18	300	299
Landwirtschaftliche Rentenbank	3.625%	10/20/09	225	225
Landwirtschaftliche Rentenbank	5.250%	7/2/12	1,075	1,132
Landwirtschaftliche Rentenbank	4.875%	11/16/15	375	389
Mass Transit Railway Corp.	7.500%	11/8/10	300	321
Nordic Investment Bank	3.875%	6/15/10	350	351
Oesterreichische Kontrollbank	5.000%	4/25/17	300	313
Ontario Hydro Electric	7.450%	3/31/13	600	685
Pemex Project Funding Master Trust	9.125%	10/13/10	60	66
5	Pemex Project Funding Master Trust	5.750%	3/1/18	2,050	2,050
Pemex Project Funding Master Trust	6.625%	6/15/35	850	837
5	Pemex Project Funding Master Trust	6.625%	6/15/38	375	384
People’s Republic of China	4.750%	10/29/13	200	201
Petrobras International Finance	6.125%	10/6/16	1,225	1,224
Petrobras International Finance	8.375%	12/10/18	300	344
Province of Manitoba	7.500%	2/22/10	1,000	1,057
Province of Nova Scotia	5.750%	2/27/12	250	266
Province of Ontario	3.625%	10/21/09	225	224
Province of Ontario	5.000%	10/18/11	2,500	2,590
Province of Ontario	4.750%	1/19/16	1,075	1,089
Province of Ontario	5.450%	4/27/16	775	820
Province of Quebec	5.000%	7/17/09	1,250	1,272
Province of Quebec	4.600%	5/26/15	350	347
Province of Quebec	5.125%	11/14/16	525	539
Province of Quebec	4.625%	5/14/18	1,200	1,176
Province of Quebec	7.125%	2/9/24	400	482
Province of Quebec	7.500%	9/15/29	1,000	1,292
Quebec Hydro Electric	6.300%	5/11/11	2,325	2,483
Quebec Hydro Electric	8.400%	1/15/22	500	658
Region of Lombardy, Italy	5.804%	10/25/32	500	543
Republic of Chile	7.125%	1/11/12	350	378
Republic of Chile	5.500%	1/15/13	100	103
Republic of Hungary	4.750%	2/3/15	1,100	1,071
Republic of Italy	6.000%	2/22/11	1,175	1,237

Republic of Italy	5.625%	6/15/12	2,775	2,950
Republic of Italy	4.750%	1/25/16	2,075	2,111
Republic of Italy	5.250%	9/20/16	900	946
Republic of Italy	6.875%	9/27/23	125	149
Republic of Italy	5.375%	6/15/33	1,400	1,428
Republic of Korea	4.250%	6/1/13	1,550	1,510
Republic of Poland	6.250%	7/3/12	975	1,033
Republic of Poland	5.000%	10/19/15	375	375
Republic of South Africa	7.375%	4/25/12	1,175	1,240
Republic of South Africa	6.500%	6/2/14	650	667
Republic of South Africa	5.875%	5/30/22	100	93
State of Israel	4.625%	6/15/13	200	199
State of Israel (U.S. Government Guaranteed)	5.500%	11/9/16	850	867
Swedish Export Credit Corp.	4.500%	9/27/10	250	258
United Mexican States	9.875%	2/1/10	500	544
United Mexican States	8.375%	1/14/11	1,800	1,958
United Mexican States	7.500%	1/14/12	145	157
United Mexican States	6.375%	1/16/13	767	807
United Mexican States	5.875%	1/15/14	750	776
United Mexican States	6.625%	3/3/15	343	368
United Mexican States	11.375%	9/15/16	100	139
United Mexican States	5.625%	1/15/17	2,700	2,728
United Mexican States	6.750%	9/27/34	3,207	3,399

Total Sovereign Bonds (Cost $110,220)				111,666

Taxable Municipal Bonds (0.1%)
Connecticut GO	5.850%	3/15/32	300	309
Illinois (Taxable Pension) GO	4.950%	6/1/23	1,450	1,393
Illinois (Taxable Pension) GO	5.100%	6/1/33	3,600	3,389
Kansas Dev. Finance Auth. Rev.
(Public Employee Retirement System)	5.501%	5/1/34	650	650
New Jersey Econ. Dev. Auth. State Pension Rev.	7.425%	2/15/29	425	513
New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	15	15
New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	335	318
Oregon (Taxable Pension) GO	5.762%	6/1/23	250	253
Oregon (Taxable Pension) GO	5.892%	6/1/27	375	380
Oregon School Board Assn.	4.759%	6/30/28	300	268
Oregon School Board Assn.	5.528%	6/30/28	125	124
Tobacco Settlement Finance Auth. Rev.	7.467%	6/1/47	390	357
Wisconsin Public Service Rev.	4.800%	5/1/13	275	275
Wisconsin Public Service Rev.	5.700%	5/1/26	325	322

Total Taxable Municipal Bonds (Cost $8,546)				8,566

					Market
			Maturity		Value
		Coupon	Date	Shares	($000)
Temporary Cash Investments (0.9%)[1]

Money Market Fund (0.8%)
6	Vanguard Market Liquidity Fund	2.405%		42,712,411	42,712
6	Vanguard Market Liquidity Fund	2.405%		32,758,234	32,758
					75,470

				Face
				Amount
				($000)

U.S.	Agency Obligation (0.1%)
2,7	Federal Home Loan Mortgage Corp.	2.105%	8/25/08	3,000	2,990

Total Temporary Cash Investments (Cost $78,460)					78,460

Total Investments (100.4%) (Cost $7,737,688)					9,110,810

Other Assets and Liabilities—Net (–0.4%)					(31,933)

Net Assets (100%)					9,078,877

*	Non-income-producing security.
**	Non-income-producing security—security in default.
^	Part of security position is on loan to broker-dealers.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 58.7% and 0.6%, respectively, of net assets.

2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Adjustable-rate note.
5

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the aggregate value of these securities was $26,392,000, representing 0.3% of net assets.

6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Securities with a value of $2,990,000 have been segregated as initial margin for open futures contracts. GO—General Obligation Bond.

REIT—Real Estate Investment Trust.

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© 2008 Vanguard Group. Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor

SNA022 082008

Item 2: Not Applicable.

Item 3: Not Applicable.

Item 4: Not Applicable.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VALLEY FORGE FUNDS

By:	(signature)
(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: August 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VALLEY FORGE FUNDS

By:	(signature)
(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: August 19, 2008

VANGUARD VALLEY FORGE FUNDS

By:	(signature)
(HEIDI STAM)
THOMAS J. HIGGINS*
TREASURER

Date: August 19, 2008

*By Power of Attorney. Filed on January 18, 2008, see File Number 2-29601. Incorporated by Reference.